Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Feb. 22, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	AMERICAN EXPRESS CO
Entity Central Index Key	0000004962
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 61.7
Entity Common Stock, Shares Outstanding		1,201,902,244

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Non-interest revenues
Discount revenue	$ 16,734		$ 14,880		$ 13,202
Net card fees	2,183		2,102		2,151
Travel commissions and fees	1,971		1,773		1,591
Other commissions and fees	2,269		2,031		1,778
Securitization income, net	0		0		400
Other revenue	2,164		1,927		2,090
Total non-interest revenues	25,321		22,713		21,212
Interest income
Interest and fees on loans	6,537		6,783		4,468
Interest and dividends on investment securities	327		443		804
Deposits with banks and other	97		66		59
Total interest income	6,961		7,292		5,331
Interest expense
Deposits	528		546		425
Short-term borrowings	11		3		37
Long-term debt and other	1,781		1,874		1,745
Total interest expense	2,320		2,423		2,207
Net interest income	4,641		4,869		3,124
Total revenues net of interest expense	29,962		27,582		24,336
Provisions for losses
Charge card	770		595		857
Cardmember loans	253		1,527		4,266
Other	89		85		190
Total provisions for losses	1,112		2,207		5,313
Total revenues net of interest expense after provisions for losses	28,850		25,375		19,023
Expenses
Marketing, promotion, rewards and cardmember services	9,930		8,738		6,563
Salaries and employee benefits	6,252		5,566		5,080
Professional services	2,951		2,806		2,408
Other	2,761		2,301		2,131
Total	21,894		19,411		16,182
Pretax income (loss) from continuing operations	6,956		5,964		2,841
Income tax provision	2,057		1,907		704
Income from continuing operations	4,899		4,057		2,137
Loss from discontinued operations, net of tax	36		0		(7)
Net income	$ 4,935		$ 4,057		$ 2,130
Earnings Per Share, Basic [Abstract]
Income from continuing operations attributable to common shareholders	$ 4.11	[1]	$ 3.37	[1]	$ 1.55	[1]
Loss from discontinued operations, net of tax	$ 0.03		$ 0		$ (0.01)
Net income attributable to common shareholders	$ 4.14	[1]	$ 3.37	[1]	$ 1.54	[1]
Earnings Per Share, Diluted [Abstract]
Income from continuing operations attributable to common shareholders	$ 4.09	[1]	$ 3.35	[1]	$ 1.54	[1]
Loss from discontinued operations, net of tax	$ 0.03		$ 0		$ 0
Net income attributable to common shareholders	$ 4.12	[1]	$ 3.35	[1]	$ 1.54	[1]
Average common shares outstanding for earnings per common share:
Basic	1,178		1,188		1,168
Diluted	1,184		1,195		1,171

[1]	Represents income from continuing operations or net income, as applicable, less (i) accelerated preferred dividend accretion of $212 million for the year ended December 31, 2009 due to the repurchase of $3.39 billion of preferred shares issued as part of the Capital Purchase Program, (ii) preferred share dividends and related accretion of $94 million for the year ended December 31, 2009 and (iii) earnings allocated to participating share awards and other items of $58 million, $51 million and $22 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Consolidated Statements of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Preferred shares	$ 20
Preferred share dividends and related accretion	(94)
Earnings allocated to participating share awards and other items.	(22)
Repurchase of American Express Series A preferred shares	(3,389)
Accelerated Accretion Expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Preferred shares	$ 212

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash and cash due from banks	$ 3,514	$ 2,145
Interest-bearing deposits in other banks (including securities purchased under resale agreements)	20,572	13,557
Short-term investment securities	807	654
Total	24,893	16,356
Accounts receivable
Cardmember receivables (includes gross receivables available to settle obligations of a consolidated variable interest entity), less reserves	40,452	36,880
Other receivables, less reserves	3,657	3,554
Loans
Cardmember loans, (includes gross loans available to settle obligations of a consolidated variable interest entity), less reserves	60,747	57,204
Other loans, less reserves	419	412
Investment securities	7,147	14,010
Premises and equipment, at cost, less accumulated depreciation	3,367	2,905
Other assets (includes restricted cash of consolidated variable interest entities)	12,655	15,368
Total assets	153,337	146,689
Liabilities
Customer deposits	37,898	29,727
Travelers Cheques outstanding	5,123	5,618
Accounts payable	10,458	9,691
Short-term borrowings	3,424	3,414
Long-term debt (includes debt issued by consolidated variable interest entities)	59,570	66,416
Other liabilities	18,070	15,593
Total liabilities	134,543	130,459
Shareholders Equity
Common shares	232	238
Additional paid-in capital	12,217	11,937
Retained earnings	7,221	4,972
Accumulated other comprehensive (loss) income
Net unrealized securities gains, net of tax	288	57
Net unrealized derivatives losses, net of tax	(1)	(7)
Foreign currency translation adjustments, net of tax	(682)	(503)
Net unrealized pension and other postretirement benefit losses, net of tax	(481)	(464)
Total accumulated other comprehensive loss	(876)	(917)
Total shareholders equity	18,794	16,230
Total liabilities and shareholders equity	$ 153,337	$ 146,689

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cardmember receivables, gross	$ 40,890	$ 37,266
Cardmember loans, gross	62,621	60,850
Other assets	12,655	15,368
Long-term debt	59,570	66,416
Cash and cash equivalents
Securities purchased under resale agreements	470	372
Accounts receivable
Cardmember receivables, reserves	438	386
Other receivables, reserves	102	175
Loans
Cardmember loans, reserves	1,874	3,646
Other loans, reserves	18	24
Premises and equipment, accumulated depreciation	4,747	4,483
Restricted cash	584	4,172
Common shares, par value	$ 0.2	$ 0.2
Common shares, authorized	3,600,000,000	3,600,000,000
Common shares, issued	1,164,000,000	1,197,000,000
Common shares, outstanding	1,164,000,000	1,197,000,000
Accumulated other comprehensive (loss) income
Net unrealized securities gains, tax	(168)	(19)
Net unrealized derivatives losses, tax	1	4
Foreign currency translation adjustments, tax	459	405
Net unrealized pension and other postretirement benefit costs, tax	233	226
Variable Interest Enterprise [Member]
Cardmember receivables, gross	8,027	8,192
Cardmember loans, gross	33,834	34,726
Long-term debt	20,856	23,341
Loans
Restricted cash	$ 207	$ 3,759

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income	$ 4,935	$ 4,057	$ 2,130
Income (loss) from discontinued operations, net of tax	(36)	0	7
Income from continuing operations	4,899	4,057	2,137
Adjustments to reconcile net income to net cash provided by operating activities:
Provisions for losses	1,112	2,207	5,313
Depreciation and amortization	918	917	1,070
Deferred taxes and other	818	1,135	(1,429)
Stock-based compensation	301	287	230
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Other receivables	663	(498)	(730)
Other assets	(635)	(590)	526
Accounts payable and other liabilities	2,893	1,737	(98)
Travelers Cheques outstanding	(494)	(317)	(449)
Net cash (used in) provided by operating activities attributable to discontinued operations	0	0	(233)
Net cash provided by operating activities	10,475	8,935	6,337
Cash Flows from Investing Activities
Sale of investments	1,176	2,196	2,930
Maturity and redemption of investments	6,074	12,066	2,900
Purchase of investments	(1,158)	(7,804)	(13,719)
Net (increase) decrease in cardmember loans/receivables	(8,358)	(6,389)	6,154
Proceeds from cardmember loan securitizations	0	0	2,244
Maturities of cardmember loan securitizations	0	0	(4,800)
Purchase of premises and equipment, net of sales	(1,189)	(878)	(722)
Acquisitions/Dispositions, net of cash acquired	(610)	(400)	0
Net (increase) decrease in restricted cash	3,574	(20)	(1,935)
Net cash provided by investing activities attributable to discontinued operations	0	0	196
Net cash provided by (used in) investing activities	(491)	(1,229)	(6,752)
Cash Flows from Financing Activities
Net increase in customer deposits	8,232	3,406	11,037
Net increase (decrease) in short-term borrowings	(2)	1,056	(6,574)
Issuance of long-term debt	13,982	5,918	6,697
Principal payments on long-term debt	(21,029)	(17,670)	(15,197)
Issuance of American Express Series A preferred shares and warrants	0	0	3,389
Issuance of American Express common shares	594	663	614
Repurchase of American Express Series A preferred shares	0	0	(3,389)
Repurchase of American Express stock warrants	0	0	(340)
Repurchase of American Express common shares	(2,300)	(590)	0
Dividends paid	(861)	(867)	(924)
Net cash provided by financing activities attributable to discontinued operations	0	0	40
Net cash used in financing activities	(1,384)	(8,084)	(4,647)
Effect of exchange rate changes on cash	(63)	135	7
Net increase (decrease) in cash and cash equivalents	8,537	(243)	(5,055)
Cash and cash equivalents at beginning of year	16,356	16,599	21,654
Cash and cash equivalents at end of year	$ 24,893	$ 16,356	$ 16,599

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Segment, Discontinued Operations [Member]	Dec. 31, 2009 Segment, Discontinued Operations [Member]	Dec. 31, 2008 Segment, Discontinued Operations [Member]
Sale of premises and equipment	$ 16	$ 9	$ 50
Cash and cash equivalents at beginning of year	$ 16,356	$ 16,599	$ 21,654	$ 0	$ 0	$ 3

Statement of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Previously Reported Balance [Member]	Adjustments To Previously Reported Balance [Member]	Preferred Shares	Common Shares	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Previously Reported Balance [Member]	Accumulated other comprehensive income (loss) Adjustments To Previously Reported Balance [Member]	Retained Earnings	Retained Earnings Previously Reported Balance [Member]	Retained Earnings Adjustments To Previously Reported Balance [Member]
Beginning Balance at Dec. 31, 2008	$ 11,841			$ 0	$ 232	$ 10,496	$ (1,606)			$ 2,719
Comprehensive income
Net income	2,130									2,130
Change in net unrealized securities gains	1,206						1,206
Change in net unrealized derivative (losses) gains	52						52
Foreign currency translation adjustments	(354)						(354)
Change in net unrealized pension and other postretirement benefit losses	(10)						(10)
Total comprehensive income	3,024
Issuance of preferred shares and common stock warrants	3,389			3,157		232
Preferred share accretion	0			232						(232)
Repurchase of American Express Series A preferred shares	(3,389)			(3,389)
Repurchase of American Express stock warrants	(340)					(232)				(108)
Issuance of common shares	531				4	527
Other changes, primarily employee plans	279				1	121				157
Cash divididends declared
Preferred shares	(74)									(74)
Common shares	(855)									(855)
Ending Balance at Dec. 31, 2009	12,637	14,406	(1,769)	0	237	11,144	(1,027)	(712)	(315)	2,283	3,737	(1,454)
Comprehensive income
Net income	4,057									4,057
Change in net unrealized securities gains	(135)						(135)
Change in net unrealized derivative (losses) gains	21						21
Foreign currency translation adjustments	219						219
Change in net unrealized pension and other postretirement benefit losses	5						5
Total comprehensive income	4,167
Issuance of preferred shares and common stock warrants	0
Repurchase of American Express Series A preferred shares	0
Repurchase of American Express stock warrants	0
Repurchase of common shares	590				3	132				455
Other changes, primarily employee plans	883				4	925				(46)
Cash divididends declared
Common shares	867									867
Ending Balance at Dec. 31, 2010	16,230			0	238	11,937	(917)			4,972
Comprehensive income
Net income	4,935									4,935
Change in net unrealized securities gains	231						231
Change in net unrealized derivative (losses) gains	6						6
Foreign currency translation adjustments	(179)						(179)
Change in net unrealized pension and other postretirement benefit losses	(17)						(17)
Total comprehensive income	4,976
Issuance of preferred shares and common stock warrants	0
Repurchase of American Express Series A preferred shares	0
Repurchase of American Express stock warrants	0
Repurchase of common shares	(2,300)				(10)	(494)				(1,796)
Other changes, primarily employee plans	744				4	774				(34)
Cash divididends declared
Common shares	856									856
Ending Balance at Dec. 31, 2011	$ 18,794			$ 0	$ 232	$ 12,217	$ (876)			$ 7,221

Statement of Shareholders' Equity (Parenthetical) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash divididends declared
Common stock, dividend per share	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.72	$ 0.72	$ 0.72

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Disclosure Text Block [Abstract]
Basis of Presentation

NOTE 1

summary of significant accounting policies

the company

American Express Company is a global service company that provides customers with access to products, insights and experiences that enrich lives and build business success. The Company's principal products and services are charge and credit payment card products and travel-related services offered to consumers and businesses around the world. The Company has also recently focused on generating alternative sources of revenue on a global basis in areas such as online and mobile payments and fee-based services. The Company's various products and services are sold globally to diverse customer groups, including consumers, small businesses, mid-sized companies and large corporations. These products and services are sold through various channels, including direct mail, online applications, targeted direct and third-party sales forces and direct response advertising.

principles of consolidation

The Consolidated Financial Statements of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). All significant intercompany transactions are eliminated.

Effective January 1, 2010, the Company adopted ASU No. 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets, and ASU No. 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, which required the Company to include the securitized cardmember loans and related debt securities issued to third parties by the American Express Credit Account Master Trust (the Lending Trust) in the Consolidated Balance Sheets.  Adoption of these standards (generally referred to herein as new GAAP governing consolidations and VIEs)  reduced shareholders' equity in the amount of $1.8 billion as of January 1, 2010, primarily for the after-tax effect of establishing the additional reserve for losses on cardmember loans and for reversing the unrealized gains on the retained subordinated securities. The components of securitization income, net for the cardmember loans and long-term debt, are now recorded in other commissions and fees, interest income and interest expense. Results for 2009 and prior periods have not been revised.

The Company consolidates all entities in which the Company holds a “controlling financial interest.” For voting interest entities, the Company is considered to hold a controlling financial interest when the Company is able to exercise control over the investees' operating and financial decisions. For variable interest entities (VIEs), the Company is considered to hold a controlling financial interest when it is determined to be the primary beneficiary. A primary beneficiary is a party that has both: (1) the power to direct the activities of a VIE that most significantly impact that entity's economic performance, and (2) the obligation to absorb losses, or the right to receive benefits, from the VIE that could potentially be significant to the VIE. The determination of whether an entity is a VIE is based on the amount and characteristics of the entity's equity.

Entities in which the Company's voting interest in common equity does not provide the Company with control, but allows the Company to exert significant influence over their financial and operating decisions, are accounted for under the equity method. All other investments in equity securities, to the extent that they are not considered marketable securities, are accounted for under the cost method.

foreign currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the end of each year. The resulting translation adjustments, along with any related qualifying hedge and tax effects, are included in accumulated other comprehensive (loss) income (AOCI), a component of shareholders' equity. Translation adjustments, including qualifying hedge and tax effects, are reclassified to earnings upon the sale or substantial liquidation of investments in foreign operations. Revenues and expenses are translated at the average month-end exchange rates during the year. Gains and losses related to transactions in a currency other than the functional currency, including operations outside the United States where the functional currency is the U.S. dollar, are reported net in the Company's Consolidated Statements of Income, in other non-interest revenue, interest income, interest expense, or other, net expense, depending on the nature of the activity. Net foreign currency transaction gains amounted to approximately $145 million, $138 million and $205 million in 2011, 2010 and 2009, respectively.

amounts based on estimates and assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. These estimates are based, in part, on management's assumptions concerning future events. Among the more significant assumptions are those that relate to reserves for cardmember losses relating to loans and charge card receivables, reserves for Membership Rewards costs, fair value measurement, goodwill and income taxes. These accounting estimates reflect the best judgment of management, but actual results could differ.

total revenues net of interest expense

Discount Revenue

Discount revenue represents fees charged to merchants with which the Company, or its GNS partners, has entered into card acceptance agreements for facilitating transactions between the merchants and the Company's cardmembers. The discount generally is deducted from the payment to the merchant and recorded as discount revenue at the time the charge is captured.

Net Card Fees

Card fees are deferred and recognized on a straight-line basis over the 12-month card membership period, net of deferred direct card acquisition costs and a reserve for projected membership cancellations. Charge card fees are recognized in net card fees in the Consolidated Statements of Income and the unamortized net card fee balance is reported in other liabilities on the Consolidated Balance Sheets (refer to Note 11). Loan product fees are considered an enhancement to the yield on the product, and are recognized in interest and fees on loans in the Consolidated Statements of Income. The unamortized net card fee balance for lending products is reported net in cardmember loans on the Consolidated Balance Sheets (refer to Note 4).

Travel Commissions and Fees

The Company earns travel commissions and fees by charging clients transaction or management fees for selling and arranging travel and for travel management services. Client transaction fee revenue is recognized at the time the client books the travel arrangements. Travel management services revenue is recognized over the contractual term of the agreement. The Company's travel suppliers (for example, airlines, hotels and car rental companies) pay commissions and fees on tickets issued, sales and other services based on contractual agreements. Commissions and fees from travel suppliers are generally recognized at the time a ticket is purchased or over the term of the contract. Commissions and fees that are based on services rendered (for example, hotel stays and car rentals) are recognized based on usage.

Other Commissions and Fees

Other commissions and fees include foreign currency conversion fees, delinquency fees, service fees and other card related assessments, which are recognized primarily in the period in which they are charged to the cardmember (refer to Note 19). Also included are fees related to the Company's Membership Rewards program, which are deferred and recognized over the period covered by the fee. The unamortized Membership Rewards fee balance is included in other liabilities on the Consolidated Balance Sheets (refer to Note 11).

Contra-revenue

The Company regularly makes payments through contractual arrangements with merchants, corporate payments clients and certain other customers. Payments to customers, including cash rebates paid to cardmembers, are generally classified as contra-revenue unless a specifically identifiable benefit (e.g., goods or services) is received by the Company or its cardmembers in consideration for that payment and the fair value of such benefit is determinable and measurable. If no such benefit is identified, then the entire payment is classified as contra-revenue and included within total non-interest revenues in the Consolidated Statements of Income in the line item where the related transaction revenues are recorded (e.g., discount revenue, travel commissions and fees and other commissions and fees). If such a benefit is identified, then the payment is classified as expense up to the estimated fair value of the benefit.

Interest Income

Interest on owned loans is assessed using the average daily balance method. Unless the loan is classified as non-accrual, interest is recognized based upon the loan principal amount outstanding in accordance with the terms of the applicable account agreement until the outstanding balance is paid or written off.

Interest and dividends on investment securities primarily relates to the Company's performing fixed-income securities. Interest income is accrued as earned using the effective interest method, which adjusts the yield for security premiums and discounts, fees and other payments, so that a constant rate of return is recognized on the investment security's outstanding balance. Amounts are recognized until such time as a security is in default or when it is likely that future interest payments will not be received as scheduled.

Interest on deposits with banks and other is recognized as earned, and primarily relates to the placement of cash in interest-bearing time deposits, overnight sweep accounts, and other interest-bearing demand and call accounts.

Interest Expense

Interest expense includes interest incurred primarily to fund cardmember loans, charge card product receivables, general corporate purposes, and liquidity needs, and is recognized as incurred. Interest expense is divided principally into three categories: (i) deposits, which primarily relates to interest expense on deposits taken from customers and institutions, (ii) short-term borrowings, which primarily relates to interest expense on commercial paper, federal funds purchased, bank overdrafts and other short-term borrowings, and (iii) long-term debt, which primarily relates to interest expense on the Company's long-term financing.

balance sheet

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from banks, interest-bearing bank balances, including securities purchased under resale agreements, and other highly liquid investments with original maturities of 90 days or less.

Premises and Equipment

Premises and equipment, including leasehold improvements, are carried at cost less accumulated depreciation. Costs incurred during construction are capitalized and are depreciated once an asset is placed in service. Depreciation is generally computed using the straight-line method over the estimated useful lives of assets, which range from 3 to 10 years for equipment, furniture and building improvements. Premises are depreciated based upon their estimated useful life at the acquisition date, which generally ranges from 30 to 50 years.

Leasehold improvements are depreciated using the straight-line method over the lesser of the remaining term of the leased facility or the economic life of the improvement, which ranges from 5 to 10 years. The Company maintains operating leases worldwide for facilities and equipment. Rent expense for facility leases is recognized ratably over the lease term, and includes adjustments for rent concessions, rent escalations and leasehold improvement allowances. The Company accounts for lease restoration obligations in accordance with applicable GAAP, which requires recognition of the fair value of restoration liabilities when incurred, and amortization of restoration assets over the lease term.

The Company capitalizes certain costs associated with the acquisition or development of internal-use software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software's estimated useful life, generally 5 years.

OTHER significant accounting policies

The following table identifies the Company's other significant accounting policies, the Note and page where the Note can be found.

Note
Significant Accounting Policy	Number	Note Title	Page
Fair Value Measurements	Note 3	Fair Values	Page XX
Accounts Receivable	Note 4	Accounts Receivable and Loans	Page XX
Loans	Note 4	Accounts Receivable and Loans	Page XX
Reserves for Losses	Note 5	Reserves for Losses	Page XX
Investment Securities	Note 6	Investment Securities	Page XX
Asset Securitizations	Note 7	Asset Securitizations	Page XX
Goodwill and Other Intangible Assets	Note 8	Other Assets	Page XX
Membership Rewards	Note 11	Other Liabilities	Page XX
Derivative Financial Instruments and Hedging Activities	Note 12	Derivatives and Hedging Activities	Page XX
Income Taxes	Note 17	Income Taxes	Page XX
Stock-based Compensation	Note 20	Stock Plans	Page XX
Retirement Plans	Note 21	Retirement Plans	Page XX
Regulatory Matters and Capital Adequacy	Note 23	Regulatory Matters and Capital Adequacy	Page XX
Legal Contingencies	Note 24	Commitments and Contingencies	Page XX
Reportable Operating Segments	Note 25	Reportable Operating Segments and Geographic Operations	Page XX

recently issued accounting standards

The Financial Accounting Standards Board recently issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This standard requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. This standard will not impact the Company's financial position or results of operations. The Company will begin reporting components of other comprehensive income in a separate statement following the Consolidated Statement of Income beginning in the quarter ending March 31, 2012.

Classification of various items

Beginning the first quarter of 2011, certain payments to business partners previously expensed in other, net expense were reclassified as contra-revenue within total non-interest revenues or as marketing and promotion expense. These partner payments are primarily related to certain co-brand contracts where upfront payments are amortized over the life of the contract. In addition, in the first quarter of 2011, the Company reclassified $353 million, reducing both cash and cash due from banks, and other liabilities, on the December 31, 2010 Consolidated Balance Sheet from amounts previously reported to correct for the effect of a misclassification. Amounts in prior periods for these items have been reclassified to conform to the current presentation and are insignificant to the affected line items.

       Certain other reclassifications of prior period amounts have been made to conform to the current presentation. These other reclassifications did not have an impact on the Company's financial position or results of operations.

Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combination Disclosure [Abstract]
Acquisitions

NOTE 2

acquisitions

On March 1, 2011, the Company completed the acquisition of a controlling interest in Loyalty Partner. Loyalty Partner is a leading marketing services company best known for the loyalty programs it operates in Germany, Poland and India. Loyalty Partner also provides market analysis, operating platforms and consulting services that help merchants grow their businesses. Total consideration was $616 million ($585 million plus $31 million in cash acquired). The Company has an option to acquire the remaining noncontrolling equity interest (NCI) over a three-year period beginning at the end of 2013 at a price based on business performance, which had an estimated fair value of $150 million at the acquisition date.

In 2010, the Company purchased Accertify and Revolution Money for a total consideration of $151 million and $305 million, respectively. Accertify is an online fraud solution provider and Revolution Money, which was subsequently rebranded by the Company as Serve, is a provider of secure person-to-person payment services through an internet-based platform.

These acquisitions did not have a significant impact on either the Company's consolidated results of operations or the segments in which they are reflected for the years ended December 31, 2011 and 2010.

The following table summarizes the assets acquired and liabilities assumed for these acquisitions as of the acquisition dates:

	Loyalty		Revolution
(Millions)	Partner(a)	Accertify	Money(b)
Goodwill	$538	$132	$184
Definite-lived intangible assets	295	15	119
Other assets	206	10	7
Total assets	1,039	157	310
Total liabilities (including NCI)	423	6	5
Net assets acquired	$616	$151	$305

Reportable operating segment	ICS	GNMS

  Amounts have been updated in the interim quarters of 2011 by revisions to the preliminary purchase price allocation. The final purchase price allocation for Loyalty Partner, which is not expected to be significantly different from the estimate at the date of acquisition, will be completed in the first quarter of 2012.
  Included in Corporate & Other.

Fair Values	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Values

NOTE 3

fair values

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date, and is based on the Company's principal or most advantageous market for the specific asset or liability.

GAAP provides for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

  Level 1 ― Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 ― Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:

              -       Quoted prices for similar assets or liabilities in active markets

              -        Quoted prices for identical or similar assets or liabilities in markets that are not active

              -        Inputs other than quoted prices that are observable for the asset or liability

       -       Inputs that are derived principally from or corroborated by observable market data by correlation or other means

  Level 3 ― Inputs that are unobservable and reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows).

??	2011					2010
(Millions)??	Total	Level 1		Level 2		Total	Level 1		Level 2
Assets:??
Investment securities:(a)
Equity securities??	$360		$360	$	―	$475		$475	$	―
Debt securities and other(b)	6,787		340		6,447	13,535		―		13,535
Derivatives(c)	1,516		―		1,516	1,089		―		1,089
Total assets??	$8,663		$700		$7,963	$15,099		$475		$14,624
Liabilities:??
Derivatives(c)	$108	$	―		$108	$419	$	―		$419
Total liabilities??	$108	$	―		$108	$419	$	―		$419

  Refer to Note 6 for the fair values of investment securities on a further disaggregated basis.
  Effective October 1, 2011, the significant transfers into Level 1 were $340 million of investment securities related to U.S. Government treasury obligations. This was driven by the Company's quantitative assessment that these investment securities are actively traded in the market and therefore the pricing inputs reflect quoted prices for similar assets within an active market. There were no transfers out of Level 1.
  Refer to Note 12 for the fair values of derivative assets and liabilities on a further disaggregated basis, as well as the netting of both (i) cash collateral received or posted under credit support agreements and (ii) derivative assets and derivative liabilities under master netting agreements. These balances have been presented gross in the table above.

The Company did not measure any financial instruments at fair value using significantly unobservable inputs (Level 3) during the years ended December 31, 2011 and 2010.

GAAP requires disclosure of the estimated fair value of all financial instruments. A financial instrument is defined as cash, evidence of an ownership in an entity, or a contract between two entities to deliver cash or another financial instrument or to exchange other financial instruments. The disclosure requirements for the fair value of financial instruments exclude leases, equity method investments, affiliate investments, pension and benefit obligations, insurance contracts and all non-financial instruments.

valuation techniques used in measuring fair value

For the financial assets and liabilities measured at fair value on a recurring basis (categorized in the valuation hierarchy table on the previous page) the Company applies the following valuation techniques to measure fair value:

Investment Securities

  When available, quoted market prices in active markets are used to determine fair value. Such investment securities are classified within Level 1 of the fair value hierarchy.
  When quoted prices in an active market are not available, the fair values for the Company's investment securities are obtained primarily from pricing services engaged by the Company, and the Company receives one price for each security. The fair values provided by the pricing services are estimated using pricing models, where the inputs to those models are based on observable market inputs. The inputs to the valuation techniques applied by the pricing services vary depending on the type of security being priced but are typically benchmark yields, benchmark security prices, credit spreads, prepayment speeds, reported trades and broker-dealer quotes, all with reasonable levels of transparency. The pricing services did not apply any adjustments to the pricing models used. In addition, the Company did not apply any adjustments to prices received from the pricing services. The Company classifies the prices obtained from the pricing services within Level 1 or Level 2 of the fair value hierarchy because the underlying inputs are directly observable from active markets or recent trades of similar securities in inactive markets. However, the pricing models used do entail a certain amount of subjectivity and therefore differing judgments in how the underlying inputs are modeled could result in different estimates of fair value.

The Company reaffirms its understanding of the valuation techniques used by its pricing services at least annually. In addition, the Company corroborates the prices provided by its pricing services to test their reasonableness by comparing their prices to valuations from different pricing sources as well as comparing prices to the sale prices received from sold securities. Refer to Note 6 for additional fair value information.

Derivative Financial Instruments

The fair value of the Company's derivative financial instruments, which could be assets or liabilities on the Consolidated Balance Sheets, is estimated by a third-party valuation service that uses proprietary pricing models or by internal pricing models, where the inputs to those models are readily observable from actively quoted markets. The pricing models used are consistently applied and reflect the contractual terms of the derivatives, including the period of maturity, and market-based parameters such as interest rates, foreign exchange rates, equity indices or prices, and volatility. The Company reaffirms its understanding of the valuation techniques used by its pricing services at least annually.

Credit valuation adjustments are necessary when the market parameters, such as a benchmark curve, used to value derivatives are not indicative of the credit quality of the Company or its counterparties. The Company considers the counterparty credit risk by applying an observable forecasted default rate to the current exposure. Refer to Note 12 for additional fair value information.

Financial Assets and Financial Liabilities Carried at Other Than Fair Value

The following table discloses the estimated fair value for the Company's financial assets and financial liabilities that are not carried at fair value, as of December 31:

	2011			2010
	Carrying	Fair		Carrying	Fair
(Billions)	Value	Value		Value	Value
Financial Assets:
Assets for which carrying
values equal or approximate
fair value	$70	$70	(a)	$61	$61	(b)?
Loans, net	$61	$62	(a)	$58	$58	(b)?

Financial Liabilities:
Liabilities for which carrying						??
values equal or approximate
fair value	$51	$51	??	$43	$43
Certificates of deposit	$12	$12	??	$13	$13	??
Long-term debt	$59	$62	(a)	$66	$69	(b)?

  Includes fair values of cardmember receivables, loans and long-term debt of $8.0 billion, $33.3 billion and $21.1 billion, respectively, held by consolidated VIEs as of December 31, 2011. Refer to the Consolidated Balance Sheets for the related carrying values.
  Includes fair values of cardmember receivables, loans and long-term debt of $8.1 billion, $33.2 billion and $23.6 billion, respectively, held by consolidated VIEs as of December 31, 2010. Refer to the Consolidated Balance Sheets for the related carrying values.

The fair values of these financial instruments are estimates based upon the market conditions and perceived risks as of December 31, 2011 and 2010, and require management judgment. These figures may not be indicative of their future fair values. The fair value of the Company cannot be reliably estimated by aggregating the amounts presented.

The following methods were used to determine estimated fair values:

financial assets for which carrying values equal or approximate fair value

Financial assets for which carrying values equal or approximate fair value include cash and cash equivalents, cardmember receivables, accrued interest and certain other assets. For these assets, the carrying values approximate fair value because they are short term in duration or variable rate in nature.

financial assets carried at other than fair value

Loans, net

Loans are recorded at historical cost, less reserves, on the Consolidated Balance Sheets. In estimating the fair value for the Company's loans the principal market is assumed to be the securitization market and the Company uses the hypothetical securitization price to determine the fair value of the portfolio. The securitization price is estimated from the assumed proceeds of the hypothetical securitization in the current market, adjusted for securitization uncertainties such as market conditions and liquidity.

financial liabilities for which carrying values equal or approximate fair value

Financial liabilities for which carrying values equal or approximate fair value include accrued interest, customer deposits (excluding certificates of deposit, which are described further below), Travelers Cheques outstanding, short-term borrowings and certain other liabilities for which the carrying values approximate fair value because they are either short term in duration, have no defined maturity or have an underlying interest rate that is variable.

financial liabilities carried at other than fair value

Certificates of Deposit

Certificates of deposit (CDs) are recorded at their historical issuance cost on the Consolidated Balance Sheets. Fair value is estimated using a discounted cash flow methodology based on the Company's current borrowing rates for similar types of CDs.

Long-term Debt

Long-term debt is recorded at historical issuance cost on the Consolidated Balance Sheets adjusted for the impact of fair value hedge accounting on certain fixed-rate notes. Fair value is estimated using either quoted market prices or discounted cash flows based on the Company's current borrowing rates for similar types of borrowings.

Accounts Receivable and Loans	12 Months Ended
Dec. 31, 2011
Loans Notes Trade And Other Receivables Disclosure [Abstract]
Accounts Receivable and Loans

NOTE 4

accounts receivable AND Loans

The Company's charge and lending payment card products result in the generation of cardmember receivables (from charge payment products) and cardmember loans (from lending payment products) described below.

CARDMEMBER AND OTHER RECEIVABLES

Cardmember receivables, representing amounts due from charge payment product customers, are recorded at the time a cardmember enters into a point-of-sale transaction with a merchant. Each charge card transaction is authorized based on its likely economics reflecting a cardmember's most recent credit information and spend patterns. Global limits are established to limit the maximum exposure for the Company from high risk and some high spend charge cardmembers, and accounts of high risk, out-of-pattern charge cardmembers can be monitored even if they are current. Charge card customers generally must pay the full amount billed each month.

Cardmember receivable balances are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 5), and include principal and any related accrued fees.

Accounts receivable as of December 31, 2011 and 2010 were as follows:

(Millions)	2011	2010
U.S. Card Services(a)	$20,645	$19,155
International Card Services	7,222	6,673
Global Commercial Services(b)	12,829	11,259
Global Network & Merchant Services(c)	194	179
Cardmember receivables, gross(d)	40,890	37,266
Less: Cardmember receivables reserves for losses	438	386
Cardmember receivables, net	$40,452	$36,880
Other receivables, net(e)	$3,657	$3,554

  Includes $7.5 billion and $7.7 billion of gross cardmember receivables available to settle obligations of a consolidated VIE as of December 31, 2011 and 2010, respectively.
  Includes $0.5 billion of gross cardmember receivables available to settle obligations of a consolidated VIE as of December 31, 2011 and 2010. Includes $563 million and $106 million due from airlines, of which Delta Air Lines (Delta) comprises $340 million and $68 million, as of December 31, 2011 and 2010, respectively.
  Includes receivables primarily related to the Company's International Currency Card portfolios.
  Includes approximately $12.8 billion and $11.7 billion of cardmember receivables outside the United States as of December 31, 2011 and 2010, respectively.
  Other receivables primarily represent amounts related to purchased joint venture receivables, amounts due from certain merchants for billed discount revenue, amounts due from the Company's travel customers and suppliers, amounts due from third-party issuing partners, amounts for tax-related receivables, accrued interest on investments and other receivables due to the Company in the ordinary course of business. As of December 31, 2011, other receivables also included investments that matured on December 31, 2011, but which did not settle until January 3, 2012. Other receivables are presented net of reserves for losses of $102 million and $175 million as of December 31, 2011 and 2010, respectively.

CARDMEMBER AND OTHER LOANS

Cardmember loans, representing amounts due from lending payment product customers, are recorded at the time a cardmember enters into a point-of-sale transaction with a merchant or when a charge card customer enters into an extended payment arrangement with the Company. The Company's lending portfolios primarily include revolving loans to cardmembers obtained through either their credit card accounts or the lending on charge feature of their charge card accounts. These loans have a range of terms such as credit limits, interest rates, fees and payment structures, which can be revised over time based on new information about cardmembers and in accordance with applicable regulations and the respective product's terms and conditions. Cardmembers holding revolving loans are typically required to make monthly payments greater than or equal to certain pre-established amounts. The amounts that cardmembers choose to revolve are subject to finance charges. When cardmembers fall behind their required payments, their accounts are monitored.

Cardmember loans are presented on the Consolidated Balance Sheets net of reserves for losses and unamortized net card fees and include accrued interest and fees receivable. The Company's policy generally is to cease accruing for interest receivable on a cardmember loan at the time the account is written off. The Company establishes reserves for interest that the Company believes will not be collected.

Loans as of December 31, 2011 and 2010 consisted of:

(Millions)	2011	2010
U.S. Card Services(a)	$53,686	$51,565
International Card Services	8,901	9,255
Global Commercial Services	34	30
Cardmember loans, gross(b)	62,621	60,850
Less: Cardmember loans reserves for losses	1,874	3,646
Cardmember loans, net	$60,747	$57,204
Other loans, net(c)	$419	$412

  Includes approximately $33.8 billion and $34.7 billion of gross cardmember loans available to settle obligations of a consolidated VIE as of December 31, 2011 and 2010, respectively.
  Cardmember loan balance includes unamortized net card fees of $140 million and $134 million as of December 31, 2011 and 2010, respectively.
  Other loans primarily represent small business installment loans and a store card portfolio whose billed business is not processed on the Company's network. Other loans are presented net of reserves for losses of $18 million and $24 million as of December 31, 2011 and 2010, respectively.

cardmember loans and cardmember receivables aging

Generally, a cardmember account is considered past due if payment is not received within 30 days after the billing statement date. The following table represents the aging of cardmember loans and receivables as of December 31, 2011 and 2010:

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2011 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$52,930	$218	$165	$373	$53,686
International Card
Services	8,748	52	32	69	8,901

Cardmember
Receivables:
U.S. Card Services	$20,246	$122	$81	$196	$20,645
International Card
Services(a)	(b)	(b)	(b)	63	7,222
Global Commercial
Services(a)	(b)	(b)	(b)	109	12,829

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2010 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$50,508	$282	$226	$549	$51,565
International Card
Services	9,044	66	48	97	9,255

Cardmember
Receivables:
U.S. Card Services	$18,864	$104	$55	$132	$19,155
International Card
Services(a)	(b)	(b)	(b)	64	6,673
Global Commercial
Services(a)	(b)	(b)	(b)	96	11,259

  For cardmember receivables in International Card Services (ICS) and Global Commercial Services (GCS), delinquency data is tracked based on days past billing status rather than days past due. A cardmember account is considered 90 days past billing if payment has not been received within 90 days of the cardmember's billing statement date. In addition, if the Company initiates collection procedures on an account prior to the account becoming 90 days past billing the associated cardmember receivable balance is considered as 90 days past billing. These amounts are shown above as 90+ Days Past Due for presentation purposes.
  Historically, data for periods prior to 90 days past billing are not available due to system constraints. Therefore, it has not been utilized for risk management purposes. The balances that are current to 89 days past due can be derived as the difference between the Total and the 90+ Days Past Due balances.

credit quality indicators for loans and receivables

The following tables present the key credit quality indicators as of or for the years ended December 31:

	2011			2010
	Net Write-Off Rate			Net Write-Off Rate
			30 Days			30 Days
		Principal,	Past Due		Principal,	Past Due
	Principal	Interest, &	as a % of	Principal	Interest, &	as a % of
	Only (a)	Fees (a)	Total	Only (a)	Fees (a)	Total
U.S. Card Services ― Cardmember Loans	2.9%	3.2%	1.4%	5.8%	6.3%	2.1%
International Card Services ― Cardmember Loans	2.7%	3.3%	1.7%	4.6%	5.5%	2.3%
U.S. Card Services ― Cardmember Receivables	1.7%	1.9%	1.9%	1.6%	1.8%	1.5%

			2011		2010
			Net Loss		Net Loss
			Ratio as	90 Days	Ratio as	90 Days
			a % of	Past Billing	a % of	Past Billing
			Charge	as a % of	Charge	as a % of
			Volume	Receivables	Volume (b)	Receivables
International Card Services ― Cardmember Receivables			0.15%	0.9%	0.24%	1.0%
Global Commercial Services ― Cardmember Receivables			0.06%	0.8%	0.11%	0.8%

  The Company presents a net write-off rate based on principal losses only (i.e. excluding interest and/or fees) to be consistent with industry convention. In addition, because the Company's practice is to include uncollectible interest and/or fees as part of its total provision for losses, a net write-off rate including principal, interest and/or fees is also presented.
  In the first quarter of 2010, the Company modified its reporting in the ICS and GCS segments to write off past due cardmember receivables when 180 days past due or earlier, versus its prior methodology of writing them off when 360 days past billing or earlier. This change is consistent with bank regulatory guidance and the write-off methodology for the cardmember receivables portfolio in the U.S. Card Services (USCS) segment. This change resulted in approximately $60 million and $48 million of net write-offs for ICS and GCS, respectively, being included in the first quarter of 2010, which increased the net loss ratios and decreased the 90 days past billing metrics for these segments, but did not have a substantial impact on provisions for losses.

Refer to Note 5 for other factors, including external environmental factors, that management considers as part of its evaluation process for reserves for losses.

Pledged loans and receivableS

Certain cardmember loans and receivables totaling approximately $41.9 billion as of December 31, 2011 are pledged by the Company to its Lending and Charge Trusts (including certain loans sold to the Trusts by the Company's bank subsidiaries; refer to Note 7).

impaired loans and receivables

Impaired loans and receivables are defined by GAAP as individual larger balance or homogeneous pools of smaller balance restructured loans and receivables for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan and receivable agreement. The Company considers impaired loans and receivables to include: (i) loans over 90 days past due still accruing interest, (ii) non-accrual loans, and (iii) loans and receivables modified as troubled debt restructurings (TDRs).

The Company may modify, through various company sponsored programs, cardmember loans and receivables in instances where the cardmember is experiencing financial difficulty to minimize losses to the Company while providing cardmembers with temporary or permanent financial relief. The Company has classified cardmember loans and receivables in these modification programs as TDRs. Such modifications to the loans and receivables may include (i) reducing the interest rate (as low as zero percent, in which case the loan is characterized as non-accrual in the Company's TDR disclosures), (ii) reducing the outstanding balance (in the event of a settlement), (iii) suspending delinquency fees until the cardmember exits the TDR program, and (iv) placing the cardmember on a fixed payment plan not exceeding 60 months. Upon entering the modification program, the cardmember's ability to make future purchases is either cancelled, or in certain cases suspended until the cardmember successfully exits the TDR program. In accordance with the modification agreement with the cardmember, loans with modified terms will revert back to their original contractual terms (including their contractual interest rate) when they exit the TDR program, either (i) when all payments have been made in accordance with the modification agreement or (ii) in the event that a payment is not made in accordance with the modification agreement and the cardmember defaults out of the program. In either case, in accordance with its normal policy, the Company establishes a reserve for cardmember interest charges that it believes will not be collected.

The performance of a loan or a receivable modified as a TDR is closely monitored to understand its impact on the Company's reserve for losses. Though the ultimate success of these modification programs remains uncertain, the Company believes the programs improve the cumulative loss performance of such loans and receivables.

Reserves for cardmember loans and receivables modified as TDRs are determined by the difference between the cash flows expected to be received from the cardmember, taking into consideration the probability of subsequent defaults, discounted at the original effective interest rates, and the carrying value of the cardmember loan or receivable balance. The Company determines the original effective interest rate as the interest rate in effect prior to the imposition of any penalty rate. All changes in the impairment measurement, including the component due to the passage of time are included in the provision for losses within the Consolidated Statements of Income.

The following tables provide additional information with respect to the Company's impaired cardmember loans and receivables as of December 31:

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
(Millions)	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2011	Interest	(a)	Loans	(b)	as a TDR	(c)(d)	Receivables	Balance	(e)	for TDRs	(f)
U.S. Card Services ― Cardmember Loans	$64		$529		$736		$1,329	$1,268		$174
International Card Services ― Cardmember Loans	67		6		8		81	80		2
U.S. Card Services ― Cardmember Receivables	―		―		174		174	165		118
Total(g)	$131		$535		$918		$1,584	$1,513		$294

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
(Millions)	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2010	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(e)	for TDRs	(f)
U.S. Card Services ― Cardmember Loans	$90		$628		$1,076		$1,794	$1,704		$274
International Card Services ― Cardmember Loans	95		8		11		114	112		5
U.S. Card Services ― Cardmember Receivables	―		―		114		114	109		63
Total(g)	$185		$636		$1,201		$2,022	$1,925		$342

  The Company's policy is generally to accrue interest through the date of charge-off (at 180 days past due). The Company establishes reserves for interest that the Company believes will not be collected.
  Non-accrual loans not in modification programs include certain cardmember loans placed with outside collection agencies for which the Company has ceased accruing interest. The Company's policy is not to resume the accrual of interest on these loans. Payments received are applied against the recorded loan balance. Interest income is recognized on a cash basis for any payments received after the loan balance has been paid in full.
  The total loans and receivables modified as a TDR include $410 million and $655 million that are non-accrual and $4 million and $7 million that are past due 90 days and still accruing interest as of December 31, 2011 and 2010, respectively. These amounts are excluded from the previous two columns.
  During the third quarter of 2011, the Company reassessed all cardmember loans and receivables modifications that occurred on or after January 1, 2011, to determine whether any such modifications met the definition of a TDR under new GAAP effective July 1, 2011. As a result, in the third quarter of 2011 the Company began classifying its short-term settlement programs as TDRs which had an outstanding balance of $5.8 million and associated reserves for losses of $3.7 million.
  Unpaid principal balance consists of cardmember charges billed and excludes other amounts charged directly by the Company such as interest and fees.
  Represents the reserve for losses for TDRs, which are evaluated separately for impairment. The Company records a reserve for losses for all impaired loans. Refer to Cardmember Loans Evaluated Separately and Collectively for Impairment in Note 5 for further discussion of the reserve for losses on loans over 90 days past due and accruing interest and non-accrual loans, which are evaluated collectively for impairment.
  These disclosures are not significant for cardmember receivables in ICS and GCS.

The following table provides information with respect to the Company's interest income recognized and average balances of impaired cardmember loans and receivables for the years ended December 31:

	2011
	Interest
	Income	Average
(Millions)	Recognized	Balance
U.S. Card Services ― Cardmember Loans	$67	$1,498
International Card Services ― Cardmember Loans	26	98
U.S. Card Services ― Cardmember Receivables	―	145
Total(a)	$93	$1,741

	2010
	Interest
	Income	Average
(Millions)	Recognized	Balance
U.S. Card Services ― Cardmember Loans	$101	$2,256
International Card Services ― Cardmember Loans	30	142
U.S. Card Services ― Cardmember Receivables	―	110
Total(a)	$131	$2,508

  These disclosures are not significant for cardmember receivables in ICS and GCS.

CARDMEMBER LOANS AND RECEIVABLES MODIFIED AS TDRS

The following table provides additional information with respect to the cardmember loans and receivables modified as TDRs during the year ended December 31, 2011:

		Aggregated	Aggregated
		Pre-	Post-
		Modification	Modification
(Accounts in thousands,	Number of	Outstanding	Outstanding
Dollars in millions)	Accounts	Balances(a)(b)	Balances(a)(b)
Troubled Debt
Restructurings:
U.S. Card Services ―
Cardmember Loans	147	$1,110	$1,064
U.S. Card Services ―
Cardmember Receivables	50	402	388
Total(c)	197	$1,512	$1,452

  The outstanding balance includes principal and accrued interest.
  The difference between the pre- and post-modification outstanding balances is solely attributable to amounts charged off for cardmember loans and receivables being resolved through the Company's short-term settlement programs.
  These disclosures are not significant for cardmember loans modifications in ICS.

As described previously, the Company's cardmember loans and receivables modification programs may include (i) reducing the interest rate, (ii) reducing the outstanding balance, (iii) suspending delinquency fees and (iv) placing the cardmember on a fixed payment plan not exceeding 60 months. Upon entering the modification program, the cardmember's ability to make future purchases is either cancelled, or in certain cases suspended until the cardmember successfully exits the TDR program.

The Company has evaluated the primary financial effects of the impact of the changes to an account upon modification as follows:

  Interest Rate Reduction: For the year ended December 31, 2011, the average interest rate reduction was 11 percentage points, which did not have a significant impact on interest and fees on loans in the Consolidated Statements of Income. The Company does not offer interest rate reduction programs for USCS cardmember receivables as these receivables are non-interest bearing.
  Outstanding Balance Reduction: The table above presents the financial effects on the Company as a result of reducing the outstanding balance for Short-Term Settlement Programs. The difference between the pre- and post-modification outstanding balances represents the amount that either has been written off or will be written off upon successful completion of the settlement program.
  Payment Term Extension: For the year ended December 31, 2011, the average payment term extension was approximately 15 months for USCS cardmember receivables. For USCS cardmember loans, there have been no extension of payment terms.

The following table provides information with respect to the cardmember loans and receivables modified as TDRs on which there was a default within 12 months of modification during the year ended December 31, 2011. A cardmember will default from a modification program after between one and up to three consecutive missed payments, depending on the terms of the modification program.

		Aggregated
		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Cardmember Loans	46	$343
U.S. Card Services ―
Cardmember Receivables	6	45
Total(b)	52	$388

  The outstanding balance includes principal and accrued interest.
  During the periods presented, the ICS cardmember loan modifications on which there was a default from the modification program within 12 months of modification were not significant.

Reserves for Losses	12 Months Ended
Dec. 31, 2011
Reserves For Losses Cardmember Receivables And Loans Disclosure [Abstract]
Reserve for Losses

note 5
reserves for losses

Reserves for losses relating to cardmember loans and receivables represent management's best estimate of the losses inherent in the Company's outstanding portfolio of loans and receivables. Management's evaluation process requires certain estimates and judgments.

       Reserves for these losses are primarily based upon statistical models that analyze portfolio performance and reflect management's judgment regarding overall reserve adequacy. The models take into account several factors, including loss migration rates and average losses and recoveries over an appropriate historical period. Management considers whether to adjust the models for specific factors such as increased risk in certain portfolios, impact of risk management initiatives on portfolio performance and concentration of credit risk based on factors such as vintage, industry or geographic regions. In addition, management may increase or decrease the reserves for losses on cardmember loans for other external environmental factors including leading economic and market indicators such as the unemployment rate, home price indices, Gross Domestic Product (GDP), non-farm payrolls, personal consumption expenditures index, consumer confidence index, bankruptcy filings and the legal and regulatory environment. Generally, due to the short-term nature of cardmember receivables, the impact of additional external factors on the losses inherent within the cardmember receivable portfolio is not significant. As part of this evaluation process, management also considers various reserve coverage metrics, such as reserves as a percentage of past due amounts, reserves as a percentage of cardmember receivables or loans and net write-off coverage.

Cardmember loans and receivables balances are written off when management deems amounts to be uncollectible, which is generally determined by the number of days past due and is typically no later than 180 days. Cardmember loans and receivables in bankruptcy or owed by deceased individuals are written off upon notification. Recoveries are recognized on a cash basis.

Changes in Cardmember Receivables Reserve for Losses

The following table presents changes in the cardmember receivables reserve for losses for the years ended December 31:

(Millions)	2011	2010	2009
Balance, January 1	$386	$546	$810
Additions:
Cardmember receivables provisions(a)	603	439	773
Cardmember receivables provisions ―
other(b)	167	156	84
Total provision	770	595	857
Deductions:
Cardmember receivables
net write-offs(c)(d)	(560)	(598)	(1,131)
Cardmember receivables ― other(e)	(158)	(157)	10
Balance, December 31	$438	$386	$546

  Represents loss provisions for cardmember receivables consisting of principal (resulting from authorized transactions) and fee reserve components.
  Primarily represents loss provisions for cardmember receivables resulting from unauthorized transactions.
  Represents write-offs consisting of principal (resulting from authorized transactions) and fee components, less recoveries of $349 million, $357 million and $349 million for 2011, 2010 and 2009, respectively. For the year ended December 31, 2009, these amounts also include net write-offs for cardmember receivables resulting from unauthorized transactions.
  Through December 31, 2009, cardmember receivables in the ICS and GCS segments were written off when 360 days past billing or earlier. During the first quarter of 2010, consistent with applicable bank regulatory guidance, the Company modified its methodology to write off cardmember receivables in the ICS and GCS segments when 180 days past due or earlier. Therefore, net write-offs for cardmember receivables for the first quarter of 2010 included approximately $108 million resulting from this change in write-off methodology. The impact of this change to the provision for charge card losses was not material.
  For the years ended December 31, 2011 and 2010, these amounts include net write-offs related to unauthorized transactions and, for all periods, foreign currency translation adjustments.

Cardmember Receivables Evaluated Separately and Collectively for Impairment

The following table presents cardmember receivables evaluated separately and collectively for impairment and related reserves as of December 31:

(Millions)	2011	2010	2009
Cardmember receivables evaluated
separately for impairment(a)	$174	$114	$94
Reserves on cardmember receivables
evaluated separately for impairment(a)	$118	$63	64
Cardmember receivables evaluated
collectively for impairment	$40,716	$37,152	$33,649
Reserves on cardmember receivables
evaluated collectively for impairment	$320	$323	482

  Represents receivables modified in a TDR and related reserves. Refer to the Impaired Loans and Receivables discussion in Note 4 for further information.

Changes in Cardmember Loans Reserve for Losses

The following table presents changes in the cardmember loans reserve for losses for the years ended December 31:

(Millions)	2011	2010	2009
Balance, January 1	$3,646	$3,268	$2,570
Reserves established for
consolidation of a variable
interest entity(a)	―	2,531	―
Total adjusted balance, January 1	3,646	5,799	2,570
Additions:
Cardmember loans provisions(b)	145	1,445	4,209
Cardmember loans provisions ―
other(c)	108	82	57
Total provision	253	1,527	4,266
Deductions:
Cardmember loans net
write-offs ― principal(d)	(1,720)	(3,260)	(2,949)
Cardmember loans net
write-offs ― interest and fees(d)	(201)	(359)	(448)
Cardmember loans ― other(e)	(104)	(61)	(171)
Balance, December 31	$1,874	$3,646	$3,268

  Represents the establishment of cardmember reserves for losses for cardmember loans issued by the American Express Credit Account Master Trust (the Lending Trust) for the securitized loan portfolio that was consolidated under accounting guidance for consolidation of VIEs effective January 1, 2010. The establishment of the $2.5 billion reserve for losses for the securitized loan portfolio was determined by applying the same methodology as is used for the Company's unsecuritized loan portfolio. There was no incremental reserve required nor were any charge-offs recorded in conjunction with the consolidation of the Lending Trust.
  Represents loss provisions for cardmember loans consisting of principal (resulting from authorized transactions), interest and fee reserves components.
  Primarily represents loss provisions for cardmember loans resulting from unauthorized transactions.
  Cardmember loans net write-offs – principal for 2011, 2010 and 2009 include recoveries of $578 million, $568 million and $327 million, respectively. Recoveries of interest and fees were de minimis.
  These amounts include net write-offs related to unauthorized transactions and foreign currency translation adjustments.

Cardmember Loans Evaluated Separately and Collectively for Impairment

The following table presents cardmember loans evaluated separately and collectively for impairment and related reserves as of December 31:

(Millions)	2011	2010	2009
Cardmember loans evaluated
separately for impairment(a)	$744	$1,087	$721
Reserves on cardmember loans
evaluated separately for impairment(a)	$176	$279	$187
Cardmember loans evaluated
collectively for impairment(b)	$61,877	$59,763	$32,051
Reserves on cardmember loans
evaluated collectively for impairment(b)	$1,698	$3,367	$3,081

  Represents loans modified in a TDR and related reserves. Refer to the Impaired Loans and Receivables discussion in Note 4 for further information.
  Represents current loans and loans less than 90 days past due, loans over 90 days past due and accruing interest, and non-accrual loans and related reserves. The reserves include the results of analytical models that are specific to individual pools of loans and reserves for external environmental factors that apply broadly to all loans collectively evaluated for impairment and are not specific to any individual pool of loans.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

NOTE 6

investment securities

The following is a summary of investment securities as of December 31:

	2011				2010
		Gross	Gross	Estimated		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
(Millions)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
State and municipal obligations	$4,968	$103	$(72)	$4,999	$6,140	$24	$(367)	$5,797
U.S. Government agency obligations	352	2	―	354	3,402	12	(1)	3,413
U.S. Government treasury obligations	330	10	―	340	2,450	6	―	2,456
Corporate debt securities(a)	626	9	(3)	632	1,431	15	(1)	1,445
Mortgage-backed securities(b)	261	17	―	278	272	6	(2)	276
Equity securities(c)	95	265	―	360	98	377	―	475
Foreign government bonds and obligations	120	10	―	130	95	4	―	99
Other	54	―	―	54	49	―	―	49
Total	$6,806	$416	$(75)	$7,147	$13,937	$444	$(371)	$14,010

  The December 31, 2011 and 2010 balances include, on a cost basis, $0.6 billion and $1.3 billion, respectively, of corporate debt obligations issued under the Temporary Liquidity Guarantee Program (TLGP) that are guaranteed by the Federal Deposit Insurance Corporation (FDIC).
  Represents mortgage-backed securities guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae.
  Primarily represents the Company's investment in the Industrial and Commercial Bank of China (ICBC).

other-than-temporary impairment

Realized losses are recognized upon management's determination that a decline in fair value is other than temporary. The determination of other-than-temporary impairment is a subjective process, requiring the use of judgments and assumptions regarding the amount and timing of recovery. The Company reviews and evaluates its investments at least quarterly and more often, as market conditions may require, to identify investments that have indications of other-than-temporary impairments. It is reasonably possible that a change in estimate could occur in the near term relating to other-than-temporary impairment. Accordingly, the Company considers several factors when evaluating debt securities for other-than-temporary impairment including the determination of the extent to which the decline in fair value of the security is due to increased default risk for the specific issuer or market interest rate risk. With respect to increased default risk, the Company assesses the collectibility of principal and interest payments by monitoring issuers' credit ratings, related changes to those ratings, specific credit events associated with the individual issuers as well as the credit ratings of a financial guarantor, where applicable, and the extent to which amortized cost exceeds fair value and the duration and size of that difference. With respect to market interest rate risk, including benchmark interest rates and credit spreads, the Company assesses whether it has the intent to sell the securities and whether it is more likely than not that the Company will not be required to sell the securities before recovery of any unrealized losses.

The following table provides information about the Company's investment securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31:

	2011				2010
(Millions)	Less than 12 months		12 months or more		Less than 12 months		12 months or more
		Gross		Gross		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
State and municipal obligations	$ ―	$ ―	$1,094	$(72)	$2,535	$(156)	$1,076	$(211)
U.S. Government agency obligations	―	―	―	―	299	(1)	―	―
Corporate debt securities	15	(2)	2	(1)	―	―	3	(1)
Mortgage-backed securities	―	―	―	―	71	(2)	―	―
Total	$15	$(2)	$1,096	$(73)	$2,905	$(159)	$1,079	$(212)

The following table summarizes the gross unrealized losses due to temporary impairments by ratio of fair value to amortized cost as of December 31:

(Dollars in millions)	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
Ratio of Fair Value to	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized
Amortized Cost	Securities	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Fair Value	Losses
2011:
90%–100%	―	$ ―	$ ―	114	$884	$(35)	114	$884	$(35)
Less than 90%	1	15	(2)	22	212	(38)	23	227	(40)
Total as of December 31, 2011	1	$15	$(2)	136	$1,096	$(73)	137	$1,111	$(75)
2010:
90%–100%	457	$2,554	$(113)	31	$79	$(7)	488	$2,633	$(120)
Less than 90%	48	351	(46)	115	1,000	(205)	163	1,351	(251)
Total as of December 31, 2010	505	$2,905	$(159)	146	$1,079	$(212)	651	$3,984	$(371)

The gross unrealized losses on state and municipal securities and all other debt securities can be attributed to higher credit spreads generally for state and municipal securities, higher credit spreads for specific issuers, changes in market benchmark interest rates, or a combination thereof, all as compared to those prevailing when the investment securities were acquired.

In assessing default risk on these investment securities, the Company has qualitatively considered the key factors identified above and determined that it expects to collect all of the contractual cash flows due on the investment securities.

Overall, for the investment securities in gross unrealized loss positions identified above, (i) the Company does not intend to sell the investment securities, (ii) it is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses, and (iii) the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairments during the periods presented.

supplemental information

Gross realized gains and losses on the sales of investment securities, included in other non-interest revenues, were as follows:

The gross unrealized losses on state and municipal securities and all other debt securities can be attributed to higher credit spreads generally for state and municipal securities, higher credit spreads for specific issuers, changes in market benchmark interest rates, or a combination thereof, all as compared to those prevailing when the investment securities were acquired.

In assessing default risk on these investment securities, the Company has qualitatively considered the key factors identified above and determined that it expects to collect all of the contractual cash flows due on the investment securities.

Overall, for the investment securities in gross unrealized loss positions identified above, (i) the Company does not intend to sell the investment securities, (ii) it is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses, and (iii) the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairments during the periods presented.

supplemental information

Gross realized gains and losses on the sales of investment securities, included in other non-interest revenues, were as follows:

(Millions)	2011	2010	2009
Gains	$16	$1	$226
Losses	―	(6)	(1)
Total	$16	$(5)	$225

		Estimated
(Millions)	Cost	Fair Value
Due within 1 year	$973	$983
Due after 1 year but within 5 years	421	429
Due after 5 years but within 10 years	217	227
Due after 10 years	5,046	5,094
Total	$6,657	$6,733

The expected payments on state and municipal obligations and mortgage-backed securities may not coincide with their contractual maturities because the issuers have the right to call or prepay certain obligations.

Asset Securitizations	12 Months Ended
Dec. 31, 2011
Asset Securitizations [Abstract]
Asset Securitizations

NOTE 7

ASSET SECURITIZATIONS

CHARGE TRUST AND LENDING TRUST

The Company periodically securitizes cardmember receivables and loans arising from its card business through the transfer of those assets to securitization trusts. The trusts then issue securities to third-party investors, collateralized by the transferred assets.

Cardmember receivables are transferred to the American Express Issuance Trust (the Charge Trust) and cardmember loans are transferred to the Lending Trust. The Charge Trust and the Lending Trust are consolidated by American Express Travel Related Services Company, Inc. (TRS), which is a consolidated subsidiary of the Company. The trusts are considered VIEs as they have insufficient equity at risk to finance their activities, which are to issue securities that are collateralized by the underlying cardmember receivables and loans.

TRS, in its role as servicer of the Charge Trust and the Lending Trust, has the power to direct the most significant activity of the trusts, which is the collection of the underlying cardmember receivables and loans in the trusts. In addition, TRS owns approximately $1.0 billion of subordinated securities issued by the Lending Trust as of December 31, 2011. These subordinated securities have the obligation to absorb losses of the Lending Trust and provide the right to receive benefits from the Lending Trust, both of which are significant to the VIE. TRS' role as servicer for the Charge Trust does not provide it with a significant obligation to absorb losses or a significant right to receive benefits. However, TRS' position as the parent company of the entities that transferred the receivables to the Charge Trust makes it the party most closely related to the Charge Trust. Based on these considerations, TRS was determined to be the primary beneficiary of both the Charge Trust and the Lending Trust.

The debt securities issued by the Charge Trust and the Lending Trust are non-recourse to the Company. Securitized cardmember receivables and loans held by the Charge Trust and the Lending Trust are available only for payment of the debt securities or other obligations issued or arising in the securitization transactions. The long-term debt of each trust is payable only out of collections on their respective underlying securitized assets.

There was approximately $15 million and $9 million of restricted cash held by the Charge Trust as of December 31, 2011 and 2010, respectively, and approximately $192 million and $3.7 billion of restricted cash held by the Lending Trust as of December 31, 2011 and 2010, respectively, included in other assets on the Company's Consolidated Balance Sheets. These amounts relate to collections of cardmember receivables and loans to be used by the trusts to fund future expenses, and obligations, including interest paid on investor certificates, credit losses and upcoming debt maturities.

As a result of the adoption of new GAAP on consolidations and VIEs, the Lending Trust was consolidated onto the Company's Consolidated Balance Sheets effective January 1, 2010. The primary changes made to the Consolidated Balance Sheets upon consolidation include an increase to cardmember loans of $29 billion, along with associated loss reserves of $2.5 billion. Other adjustments included the elimination of the interest-only strip, as well as the elimination of the Company's retained subordinated securities issued by the Lending Trust. Long-term debt increased by $25 billion for the debt securities issued by the Lending Trust, and shareholders' equity was reduced by $1.8 billion related to the after-tax effect of establishing the additional reserve for losses on cardmember loans and for the reversal of unrealized gains on retained subordinated securities. The components of securitization income, net for the cardmember loans and long-term debt, are now recorded in other commissions and fees, interest income and interest expense.

ChARGE TRUST AND LENDING TRUST TRIGGERING EVENTS

Under the respective terms of the Charge Trust and the Lending Trust agreements, the occurrence of certain triggering events could result in establishment of reserve funds, or in a worst-case scenario, early amortization of investor certificates. During the year ended December 31, 2011, no triggering events occurred that would have resulted in funding of reserve accounts or early amortization.

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Abstract]
Other Assets

NOTE 8

other assets

The following is a summary of other assets as of December 31:

(Millions)	2011	2010
Goodwill	$3,172	$2,639
Deferred tax assets, net(a)	2,875	3,397
Prepaid expenses(b)	2,378	1,802
Other intangible assets, at amortized cost	1,149	972
Derivative assets(a)	915	1,071
Restricted cash(c)	584	4,172
Other	1,582	1,315
Total	$12,655	$15,368

  Refer to Notes 17 and 12 for a discussion of deferred tax assets, net, and derivative assets, respectively, as of December 31, 2011 and 2010. Derivative assets reflect the impact of master netting agreements.
  Includes prepaid miles and reward points acquired primarily from airline partners of approximately $1.8 billion and $1.2 billion, as of December 31, 2011 and 2010, respectively, including approximately $1.5 billion and $0.8 billion, respectively, from Delta.
  Includes restricted cash of $0.2 billion and $3.7 billion, respectively, as of December 31, 2011 and 2010, which is primarily held for certain asset-backed securitization maturities.

goodwill

Goodwill represents the excess of acquisition cost of an acquired company over the fair value of assets acquired and liabilities assumed. The Company assigns goodwill to its reporting units for the purpose of impairment testing. A reporting unit is defined as an operating segment, or a business that is one level below an operating segment for which discrete financial information is regularly reviewed by the operating segment manager. The Company evaluates goodwill for impairment annually as of June 30 and between annual tests if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The goodwill impairment test utilizes a two-step approach. The first step identifies whether there is potential impairment by comparing the fair value of a reporting unit to the carrying amount, including goodwill. If the fair value of a reporting unit is less than its carrying amount, the second step of the impairment test is required to measure the amount of any impairment loss. As of December 31, 2011 and 2010, goodwill was not impaired and there were no accumulated impairment losses.

Goodwill impairment testing involves management judgment, requiring an assessment of whether the carrying value of the reporting unit can be supported by its fair value using widely accepted valuation techniques. The Company uses a combination of the income approach (discounted cash flow method) and market approach (market multiples).

When preparing discounted cash flow models under the income approach, the Company uses internal forecasts to estimate future cash flows expected to be generated by the reporting units. Actual results may differ from forecasted results. The Company uses the expected cost of equity financing, estimated using a capital asset pricing model, to discount future cash flows for each reporting unit. The Company believes the discount rates used appropriately reflect the risks and uncertainties in the financial markets generally and specifically in the Company's internally developed forecasts. Further, to assess the reasonableness of the valuations derived from the discounted cash flow models, the Company also analyzes market-based multiples for similar industries of the reporting unit, where available.

The changes in the carrying amount of goodwill reported in the Company's reportable operating segments and Corporate & Other were as follows:

					Corporate &
(Millions)	USCS	ICS	GCS	GNMS	Other	Total
Balance as of January 1, 2010	$175	$512	$1,547	$28	$66	$2,328
Acquisitions(a)	―	―	―	131	184	315
Dispositions	―	―	(2)	―	―	(2)
Other, including foreign currency translation	―	(1)	(1)	―	―	(2)
Balance as of December 31, 2010	$175	$511	$1,544	$159	$250	$2,639
Acquisitions(b)	―	538	―	1	20	559
Dispositions	―	―	(1)	―	―	(1)
Other, including foreign currency translation	―	(26)	―	―	1	(25)
Balance as of December 31, 2011	$175	$1,023	$1,543	$160	$271	$3,172

  Comprised of $131 million and $184 million for the acquisition of Accertify Inc. and Revolution Money Inc., respectively. Refer to Note 2 for further discussion.
  Primarily comprised of $538 million for the acquisition of Loyalty Partner. Refer to Note 2 for further discussion.

other intangible assets

Intangible assets are amortized over their estimated useful lives of 1 to 22 years. The Company reviews intangible assets for impairment quarterly and whenever events and circumstances indicate that their carrying amounts may not be recoverable. In addition, on an annual basis, the Company performs an impairment evaluation of all intangible assets by assessing the recoverability of the asset values based on the cash flows generated by the relevant assets or asset groups. An impairment is recognized if the carrying amount is not recoverable and exceeds the asset's fair value.

The components of other intangible assets were as follows:

The components of other intangible assets were as follows:

	2011			2010
(Millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships(a)	$1,223	$(407)	$816	$1,125	$(332)	$793
Other	445	(112)	333	262	(83)	179
Total	$1,668	$(519)	$1,149	$1,387	$(415)	$972

  Includes intangibles acquired from airline partners of $410 million and $478 million as of December 31, 2011 and 2010, respectively, including approximately $195 million and $230 million, respectively, from Delta.

Amortization expense for the years ended December 31, 2011, 2010 and 2009 was $189 million, $176 million and $140 million, respectively. Intangible assets acquired in 2011 and 2010 are being amortized, on average, over 13 years and 8 years, respectively.

Estimated amortization expense for other intangible assets over the next five years is as follows:

(Millions)	2012	2013	2014	2015	2016
Estimated amortization expense	$200	$190	$165	$146	$120

other

The Company had $332 million and $197 million in affordable housing partnership interests as of December 31, 2011 and 2010, respectively, included in other assets in the table above. The Company is a limited partner and typically has a less than 50 percent interest in the affordable housing partnerships. These partnership interests are accounted for in accordance with GAAP governing equity method investments and joint ventures.

Customer Deposits	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Abstract]
Customer Deposits

NOTE 9

customer deposits

As of December 31, customer deposits were categorized as interest-bearing or non-interest-bearing deposits as follows:

(Millions)	2011	2010
U.S.:
Interest-bearing	$37,271	$29,053
Non-interest-bearing	4	17
Non-U.S.:
Interest-bearing	612	640
Non-interest-bearing	11	17
Total customer deposits	$37,898	$29,727

Customer deposits were aggregated by deposit type offered by the Company as of December 31 as follows:

(Millions)	2011	2010
U.S. retail deposits:
Savings accounts – Direct	$14,649	$7,725
Certificates of deposit:
Direct	893	1,052
Third party	10,781	11,411
Sweep accounts – Third party	10,948	8,865
Other deposits	627	674
Total customer deposits	$37,898	$29,727

The scheduled maturities of all certificates of deposit as of December 31, 2011 were as follows:

(Millions)	U.S.	Non-U.S.	Total
2012	$3,317	$386	$3,703
2013	4,820	1	4,821
2014	2,441	―	2,441
2015	267	―	267
2016	607	―	607
After 5 years	222	―	222
Total	$11,674	$387	$12,061

As of December 31, certificates of deposit in denominations of $100,000 or more were as follows:

(Millions)	2011	2010
U.S.	$580	$689
Non-U.S.	304	291
Total	$884	$980

Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 10

debt

short-term borrowings

The Company's short-term borrowings outstanding, defined as borrowings with original maturities of less than one year, as of December 31 were as follows:

	2011			2010
(Millions, except percentages)	Outstanding Balance	Year-End Stated Rate on Debt	(a)(b)	Outstanding Balance	Year-End Stated Rate on Debt	(a)(b)
Commercial paper	$608	0.03%		$645	0.16%
Other short-term borrowings(c)	2,816	1.73%		2,769	1.23%
Total	$3,424	1.43%		$3,414	1.03%

(a)       For floating-rate debt issuances, the stated interest rates are based on the floating rates in effect as of December 31, 2011 and 2010, respectively. These rates may not be indicative of future interest rates.

(b) Effective interest rates are only presented if swaps are in place to hedge the underlying debt. There were no swaps in place as of December 31, 2011 and 2010.

(c)       Includes interest-bearing overdrafts with banks of $821 million and $966 million as of December 31, 2011 and 2010, respectively. In addition, balances include certain book overdrafts (i.e., primarily timing differences arising in the ordinary course of business), short-term borrowings from banks, as well as interest-bearing amounts due to merchants in accordance with merchant service agreements.

long-term debt

The Company's long-term debt outstanding, defined as debt with original maturities of one year or greater, as of December 31 was as follows:

	2011						2010
(Millions, except percentages)	Maturity Dates	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)
American Express Company								??
(Parent Company only)
Fixed Rate Senior Notes	2013-2038	$9,364		6.90%	6.06%		$9,604	??	6.83%	6.02%
Subordinated Debentures(d)	2036	749		6.80%	―		745	??	6.80%	―
American Express Travel								??
Related Services Company Inc.
Fixed Rate Senior Notes		―		―	―		700	??	5.25%	―
Floating Rate Senior Notes		―		―	―		500	??	0.47%	5.63%
American Express Credit								??
Corporation
Fixed Rate Senior Notes	2012-2016	14,188		4.78%	2.80%		12,406	??	5.15%	3.07%
Floating Rate Senior Notes	2012-2014	2,444		1.24%	―		2,480	??	1.51%	―
Borrowings under Bank Credit Facilities	2014-2016	4,579		6.38%	6.27%		4,118	??	5.33%	5.38%
American Express Centurion Bank								??
Fixed Rate Senior Notes	2012-2017	2,149		5.83%	3.32%		2,166	??	5.83%	3.31%
Floating Rate Senior Notes	2012	400		0.43%	―		400	??	0.41%	―
American Express Bank, FSB								??
Fixed Rate Senior Notes	2012-2017	3,581		5.65%	3.11%		7,168	??	4.40%	2.72%
Floating Rate Senior Notes	2012-2017	1,100		0.47%	―		2,750	??	0.92%	―
American Express Charge Trust								??
Floating Rate Senior Notes	2012-2013	4,488		0.52%	―		3,988	??	0.51%	―
Floating Rate Subordinated Notes	2012	72		0.75%	―		72	??	0.74%	―
American Express Lending Trust
Fixed Rate Senior Notes		―		―	―		437		5.35%	―
Floating Rate Senior Notes	2012-2018	15,065		0.95%	―		17,516		0.89%	―
Fixed Rate Subordinated Notes		―		―	―		63		5.61%	―
Floating Rate Subordinated Notes	2012-2018	1,245		0.85%	―		1,275		0.66%	―
Other								??
Fixed Rate Instruments(e)	2014-2022	123		5.74%	―		141	??	5.64%	―
Floating Rate Borrowings	2014	129		0.66%	―
Unamortized Underwriting Fees		(106)					(113)
Total Long-Term Debt		$59,570		3.69%			$66,416	??	3.48%

  The outstanding balances include (i) unamortized discount and premium, (ii) the impact of movements in exchange rates on foreign currency denominated debt and (iii) the impact of fair value hedge accounting on certain fixed-rate notes that have been swapped to floating rate through the use of interest rate swaps. Under fair value hedge accounting, the outstanding balances on these fixed-rate notes are adjusted to reflect the impact of changes in fair value due to changes in interest rates. Refer to Note 12 for more details on the Company's treatment of fair value hedges.
  For floating-rate debt issuances, the stated and effective interest rates are based on the floating rates in effect as of December 31, 2011 and 2010, respectively. These rates may not be indicative of future interest rates.
  Effective interest rates are only presented when swaps are in place to hedge the underlying debt.
  The maturity date will automatically be extended to September 1, 2066, except in the case of either (i) a prior redemption or (ii) a default. See further discussion on the following page.
  Includes $123 million and $132 million as of December 31, 2011 and 2010, respectively, related to capitalized lease transactions.

As of December 31, 2011 and 2010, the Parent Company had $750 million principal outstanding of Subordinated Debentures that accrue interest at an annual rate of 6.8 percent until September 1, 2016, and at an annual rate of three-month LIBOR plus 2.23 percent thereafter. At the Company's option, the Subordinated Debentures are redeemable for cash after September 1, 2016 at 100 percent of the principal amount plus any accrued but unpaid interest. If the Company fails to achieve specified performance measures, it will be required to issue common shares and apply the net proceeds to make interest payments on the Subordinated Debentures. No dividends on the Company's common or preferred shares could be paid until such interest payments are made. The Company would fail to meet these specific performance measures if (i) the Company's tangible common equity is less than 4 percent of total adjusted assets for the most recent quarter or (ii) if the trailing two quarters' consolidated net income is equal to or less than zero and tangible common equity as of the trigger determination date, and as of the end of the quarter end six months prior, has in each case declined by 10 percent or more from tangible common equity as of the end of the quarter 18 months prior to the trigger determination date. The Company met the specified performance measures in 2011.

Aggregate annual maturities on long-term debt obligations (based on final maturity dates) as of December 31, 2011 were as follows:

(Millions)	2012		2013	2014	2015		2016	Thereafter	Total
American Express Company (Parent Company only)	$	―	$1,000	$1,250	$	―	$600	$7,000	$9,850
American Express Credit Corporation		1,575	4,846	6,442		2,477	5,434	―	20,774
American Express Centurion Bank		1,150	―	―		5	―	1,302	2,457
American Express Bank, FSB		1,550	1,750	―		―	―	1,300	4,600
American Express Charge Trust		1,560	3,000	―		―	―	―	4,560
American Express Lending Trust		5,222	4,056	3,882		1,950	―	1,200	16,310
Other		―	―	211		―	―	40	251
		$11,057	$14,652	$11,785		$4,432	$6,034	$10,842	58,802
Unamortized Underwriting Fees									(106)
Unamortized Discount and Premium									(36)
Impacts due to Fair Value Hedge Accounting									910
Total Long-Term Debt									$59,570

As of December 31, 2011 and 2010, the Company maintained total bank lines of credit of $7.5 billion and $10.6 billion, respectively. Of the total credit lines, $2.9 billion and $6.5 billion were undrawn as of December 31, 2011 and 2010, respectively. Undrawn amounts of $2.9 billion and $5.7 billion supported commercial paper borrowings and contingent funding needs as of December 31, 2011 and 2010, respectively. In 2012, 2014 and 2016, respectively, $2.9 billion, $2.0 billion and $2.6 billion of these credit facilities will expire. Additionally, the Company maintained a 3-year committed, revolving, secured financing facility which gives the Company the right to sell up to $3.0 billion face amount of eligible notes issued from the Charge Trust at any time through December 16, 2013. As of December 31, 2011, $3.0 billion was drawn on this facility. The Company paid $22.2 million and $7.7 million in fees to maintain these lines in 2011 and 2010, respectively.

The availability of these credit lines is subject to the Company's compliance with certain financial covenants, including the maintenance by the Company of consolidated tangible net worth of at least $4.1 billion, the maintenance by American Express Credit Corporation (Credco) of a 1.25 ratio of combined earnings and fixed charges to fixed charges, and the compliance by American Express Centurion Bank (Centurion Bank) and American Express Bank, FSB (FSB) with applicable regulatory capital adequacy guidelines. As of December 31, 2011 and 2010, the Company was not in violation of any of its debt covenants.

These committed facilities do not contain material adverse change clauses, which might otherwise preclude borrowing under the credit facilities, nor are they dependent on the Company's credit rating.

The Company paid total interest primarily related to short- and long-term debt, corresponding interest rate swaps and customer deposits of $2.4 billion in both 2011 and 2010 and $2.3 billion in 2009.

Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]

NOTE 11

other liabilities

The following is a summary of other liabilities as of December 31:

(Millions)??	2011	2010
Membership Rewards reserves??	$5,066	$4,500
Book overdraft balances	3,091	1,185
Employee-related liabilities(a)	2,192	2,026
Rebate and reward accruals(b)	1,866	1,555
Deferred charge card fees, net??	1,063	1,036
Other(c)	4,792	5,291
Total??	$18,070	$15,593

  Employee-related liabilities include employee benefit plan obligations and incentive compensation.
  Rebate and reward accruals include payments to third-party card-issuing partners and cash-back reward costs.
  Other includes accruals for general operating expenses, litigation, client incentives, advertising and promotion, derivatives, restructuring and reengineering reserves.

MEMBERSHIP REWARDS

The Membership Rewards program allows enrolled cardmembers to earn points that can be redeemed for a broad range of rewards including travel, entertainment, retail certificates and merchandise. The Company establishes balance sheet reserves which represent management's best estimate of the future cost of points earned that are expected to be redeemed. An ultimate redemption rate and weighted average cost per point are key factors used to approximate Membership Rewards reserves. Management uses statistical and actuarial models to estimate ultimate redemption rates based on historical redemption trends, current enrollee redemption behavior, card product type, year of program enrollment, enrollment tenure and card spend levels. The weighted-average cost per point is determined using actual redemptions during the previous 12 months, revised as appropriate for recent changes in redemption costs.

The provision for the cost of Membership Rewards points is included in marketing, promotion, rewards and cardmember services expenses. The Company continually evaluates its reserve methodology and assumptions based on developments in redemption patterns, cost per point redeemed, contract changes and other factors.

deferred charge card fees

The carrying amount of deferred charge card and other fees, net of direct acquisition costs and reserves for membership cancellations as of December 31 were as follows:

(Millions)	2011	2010
Deferred charge card and other fees(a)	$1,228	$1,194
Deferred direct acquisition costs	(75)	(67)
Reserves for membership cancellations	(90)	(91)
Deferred charge card fees and other, net of direct
acquisition costs and reserves	$1,063	$1,036

  Includes deferred fees for Membership Rewards program participants.

Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities

Note 12

derivatives and hedging activities

The Company uses derivative financial instruments (derivatives) to manage exposure to various market risks. Derivatives derive their value from an underlying variable or multiple variables, including interest rate, foreign exchange, and equity indices or prices. These instruments enable end users to increase, reduce or alter exposure to various market risks and, for that reason, are an integral component of the Company's market risk management. The Company does not engage in derivatives for trading purposes.

Market risk is the risk to earnings or value resulting from movements in market prices. The Company's market risk exposure is primarily generated by:

  Interest rate risk in its card, insurance and Travelers Cheque businesses, as well as its investment portfolios; and
  Foreign exchange risk in its operations outside the United States.

The Company centrally monitors market risks using market risk limits and escalation triggers as defined in its market risk policy.

The Company's market exposures are in large part byproducts of the delivery of its products and services. Interest rate risk arises through the funding of cardmember receivables and fixed-rate loans with variable-rate borrowings as well as through the risk to net interest margin from changes in the relationship between benchmark rates such as Prime and LIBOR.

Interest rate exposure within the Company's charge card and fixed-rate lending products is managed by varying the proportion of total funding provided by short-term and variable-rate debt and deposits compared to fixed-rate debt and deposits. In addition, interest rate swaps are used from time to time to economically convert fixed-rate debt obligations to variable-rate obligations or to convert variable-rate debt obligations to fixed-rate obligations. The Company may change the mix between variable-rate and fixed-rate funding based on changes in business volumes and mix, among other factors.

Foreign exchange risk is generated by cardmember cross-currency charges, foreign currency balance sheet exposures, foreign subsidiary equity and foreign currency earnings in entities outside the United States. The Company's foreign exchange risk is managed primarily by entering into agreements to buy and sell currencies on a spot basis or by hedging this market exposure to the extent it is economically justified through various means, including the use of derivatives such as foreign exchange forwards, and cross-currency swap contracts, which can help “lock in” the value of the Company's exposure to specific currencies.

In addition to the exposures identified above, effective August 1, 2011, the Company entered into a total return contract (TRC) to hedge its exposure to changes in the fair value of its equity investment in ICBC in local currency. Under the terms of the TRC, the Company receives from the TRC counterparty an amount equivalent to any reduction in the fair value of its investment in ICBC in local currency, and in return the Company pays to the TRC counterparty an amount equivalent to any increase in the fair value of its investment in local currency, along with all dividends paid by ICBC, as well as on-going hedge costs.

Derivatives may give rise to counterparty credit risk, which is the risk that a derivative counterparty will default on, or otherwise be unable to perform pursuant to, an uncollateralized derivative exposure. The Company manages this risk by considering the current exposure, which is the replacement cost of contracts on the measurement date, as well as estimating the maximum potential value of the contracts over the next 12 months, considering such factors as the volatility of the underlying or reference index. To mitigate derivative credit risk, counterparties are required to be pre-approved and rated as investment grade. Counterparty risk exposures are centrally monitored and the Company takes risk mitigation actions, when necessary. Additionally, in order to mitigate the bilateral counterparty credit risk associated with derivatives, the Company has in certain instances entered into master netting agreements with its derivative counterparties, which provide a right of offset for certain exposures between the parties. To further mitigate bilateral counterparty credit risk, the Company exercises its rights under executed credit support agreements with certain of its derivative counterparties. These agreements require that, in the event the fair value change in the net derivatives position between the two parties exceeds certain dollar thresholds, the party in the net liability position posts collateral to its counterparty.

In relation to the Company's credit risk, under the terms of the derivative agreements it has with its various counterparties, the Company is not required to either immediately settle any outstanding liability balances or post collateral upon the occurrence of a specified credit risk-related event.

The Company's derivatives are carried at fair value on the Consolidated Balance Sheets. The accounting for changes in fair value depends on the instruments' intended use and the resulting hedge designation, if any, as discussed below. Refer to Note 3 for a description of the Company's methodology for determining the fair value of its derivatives.

The following table summarizes the total fair value, excluding interest accruals, of derivative assets and liabilities as of December 31:

	Other Assets		Other Liabilities
	Fair Value		Fair Value
(Millions)	2011	2010	2011		2010
Derivatives designated as hedging instruments:
Interest rate contracts
Fair value hedges	$999	$909	$	―	$38
Cash flow hedges	―	2		1	13
Total return contract
Fair value hedge	13	―		―	―
Foreign exchange contracts
Net investment hedges	344	66		44	272
Total derivatives designated as hedging instruments	$1,356	$977		$45	$323
Derivatives not designated as hedging instruments:
Interest rate contracts	$1	$3	$	―	$3
Foreign exchange contracts, including certain embedded derivatives(a)	159	109		60	91
Equity-linked embedded derivative(b)	―	―		3	2
Total derivatives not designated as hedging instruments	160	112		63	96
Total derivatives, gross	$1,516	$1,089		$108	$419
Cash collateral netting(c)	(587)	―		―	―
Derivative asset and derivative liability netting(c)	(14)	(18)		(14)	(18)
Total derivatives, net	$915	$1,071		$94	$401

  Includes foreign currency derivatives embedded in certain operating agreements.
  Represents an equity-linked derivative embedded in one of the Company's investment securities.
  As permitted under GAAP, balances represent the netting of cash collateral received and posted under credit support agreements, and the netting of derivative assets and derivative liabilities under master netting agreements.

derivative financial instruments that qualify for hedge accounting

Derivatives executed for hedge accounting purposes are documented and designated as such when the Company enters into the contracts. In accordance with its risk management policies, the Company structures its hedges with very similar terms to the hedged items. The Company formally assesses, at inception of the hedge accounting relationship and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of the hedged items. These assessments usually are made through the application of a regression analysis method. If it is determined that a derivative is not highly effective as a hedge, the Company will discontinue the application of hedge accounting.

fair value hedges

A fair value hedge involves a derivative designated to hedge the Company's exposure to future changes in the fair value of an asset or a liability, or an identified portion thereof that is attributable to a particular risk.

Interest Rate Contracts

The Company is exposed to interest rate risk associated with its fixed-rate long-term debt. The Company uses interest rate swaps to economically convert certain fixed-rate long-term debt obligations to floating-rate obligations at the time of issuance. As of December 31, 2011 and 2010, the Company hedged $17.1 billion and $15.9 billion, respectively, of its fixed-rate debt to floating-rate debt using interest rate swaps.

To the extent the fair value hedge is effective, the gain or loss on the hedging instrument offsets the loss or gain on the hedged item attributable to the hedged risk. Any difference between the changes in the fair value of the derivative and the hedged item is referred to as hedge ineffectiveness and is reflected in earnings as a component of other, net expenses. Hedge ineffectiveness may be caused by differences between the debt's interest coupon and the benchmark rate, which are primarily due to credit spreads at inception of the hedging relationship that are not reflected in the valuation of the interest rate swap. Furthermore, hedge ineffectiveness may be caused by changes in the relationship between 3-month LIBOR and 1-month LIBOR rates, as these so-called basis spreads may impact the valuation of the interest rate swap without causing an offsetting impact in the value of the hedged debt. If a fair value hedge is de-designated or no longer considered to be effective, changes in fair value of the derivative continue to be recorded through earnings but the hedged asset or liability is no longer adjusted for changes in fair value due to changes in interest rates. The existing basis adjustment of the hedged asset or liability is then amortized or accreted as an adjustment to yield over the remaining life of that asset or liability.

Total Return Contract

The Company is hedging the exposure to changes in the fair value of its equity investment in ICBC in local currency. The Company uses a TRC to transfer this exposure to its derivative counterparty. As of December 31, 2011 and 2010, the fair value of the equity investment in ICBC was $359 million (605.4 million shares) and $475 million (638.1 million shares), respectively. Effective August 1, 2011, the Company hedged the full local currency amount of its investment in ICBC. To the extent the hedge is effective, the gain or loss on the TRC offsets the loss or gain on the investment in ICBC. Any difference between the changes in the fair value of the derivative and the hedged item results in hedge ineffectiveness and is recognized in other, net expenses in the Consolidated Statements of Income.

The following table summarizes the impact on the Consolidated Statements of Income associated with the Company's hedges of fixed-rate long-term debt and its investment in ICBC for the years ended December 31:

	Gains (losses) recognized in income
(Millions)	Derivative contract						Hedged item						Net hedge
		Amount						Amount					ineffectiveness (a)
Derivative relationship	Location	2011	2010		2009		Location	2011	2010			2009	2011	2010		2009
Interest rate contracts	Other, net expenses	$128		$246		$(446)	Other, net expenses	$(102)		$(233)		$437	$26		$13		$(9)
Total return contract	Other non-interest revenues	$100	$	―	$	―	Other non-interest revenues	$(112)	$	―	$	―	$(12)	$	―	$	―

(a) Net hedge ineffectiveness on the TRC is reclassified from other non-interest revenues to other, net expenses.

The Company also recognized a net reduction in interest expense on long-term debt and other of $##D<RNIECY> million, $##D<RNIEPY> million and $##D<RNIEPY2> million for the years ended December 31, 2011, 2010 and 2009, respectively, primarily related to the net settlements (interest accruals) on the Company's interest rate derivatives designated as fair value hedges.

Cash Flow Hedges

A cash flow hedge involves a derivative designated to hedge the Company's exposure to variable future cash flows attributable to a particular risk. Such exposures may relate to either an existing recognized asset or liability or a forecasted transaction. The Company hedges existing long-term variable-rate debt, the rollover of short-term borrowings and the anticipated forecasted issuance of additional funding through the use of derivatives, primarily interest rate swaps. These derivative instruments synthetically convert floating-rate debt obligations to fixed-rate obligations for the duration of the instrument. As of December 31, 2011 and 2010, the Company hedged $##D<FN12P1C> million and $##D<FN12P1CC> billion of its floating-rate debt using interest rate swaps, respectively.

For derivatives designated as cash flow hedges, the effective portion of the gain or loss on the derivatives is recorded in AOCI and reclassified into earnings when the hedged cash flows are recognized in earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income in the same line item in which the hedged instrument or transaction is recognized, primarily in interest expense. Any ineffective portion of the gain or loss on the derivatives is reported as a component of other, net expenses. If a cash flow hedge is de-designated or terminated prior to maturity, the amount previously recorded in AOCI is recognized into earnings over the period that the hedged item impacts earnings. If a hedge relationship is discontinued because it is probable that the forecasted transaction will not occur according to the original strategy, any related amounts previously recorded in AOCI are recognized into earnings immediately.

In the normal course of business, as the hedged cash flows are recognized into earnings, the Company expects to reclassify $##D<FN12P1D> million of net pretax losses on derivatives from AOCI into earnings during the next 12 months.

Net Investment Hedges

A net investment hedge is used to hedge future changes in currency exposure of a net investment in a foreign operation. The Company primarily designates foreign currency derivatives, typically foreign exchange forwards, and on occasion foreign currency denominated debt, as hedges of net investments in certain foreign operations. These instruments reduce exposure to changes in currency exchange rates on the Company's investments in non-U.S. subsidiaries. The effective portion of the gain or loss on net investment hedges is recorded in AOCI as part of the cumulative translation adjustment. Any ineffective portion of the gain or loss on net investment hedges is recognized in other, net expenses during the period of change.

The following table summarizes the impact of cash flow hedges and net investment hedges on the Consolidated Statements of Income for the years ended December 31:

??	Gains (losses) recognized in income
??		Amount reclassified
		from AOCI into						Net hedge
		income						ineffectiveness
(Millions)??	Location	2011		2010	2009		Location	2011		2010		2009
Cash flow hedges:(a)
Interest rate contracts??	Interest expense		$(13)	$(36)		$(115)	Other, net expenses	$	―	$	―	$	―
Net investment hedges:
Foreign exchange
contracts??	Other, net expenses	$	―	$2	$	―	Other, net expenses		$(3)		$(3)		$(1)

(a) During the years ended December 31, 2011, 2010 and 2009, there were no forecasted transactions that were considered no longer probable to occur.

derivatives not designated as hedges

The Company has derivatives that act as economic hedges, but are not designated as such for hedge accounting purposes. Foreign currency transactions and non-U.S. dollar cash flow exposures from time to time may be partially or fully economically hedged through foreign currency contracts, primarily foreign exchange forwards, options and cross-currency swaps. These hedges generally mature within one year. Foreign currency contracts involve the purchase and sale of a designated currency at an agreed upon rate for settlement on a specified date. The changes in the fair value of the derivatives effectively offset the related foreign exchange gains or losses on the underlying balance sheet exposures. From time to time, the Company may enter into interest rate swaps to specifically manage funding costs related to its proprietary card business.

The Company has certain operating agreements whose payments may be linked to a market rate or price, primarily foreign currency rates. The payment components of these agreements may meet the definition of an embedded derivative, which is assessed to determine if it requires separate accounting and reporting. If so, the embedded derivative is accounted for separately and is classified as a foreign exchange contract based on its primary risk exposure. In addition, the Company also holds an investment security containing an embedded equity-linked derivative.

For derivatives that are not designated as hedges, changes in fair value are reported in current period earnings.

The following table summarizes the impact of derivatives not designated as hedges on the Consolidated Statements of Income for the years ended December 31:

??	Gains (losses) recognized in income
??		Amount
(Millions)??	Location	2011	2010	2009
Interest rate contracts??	Other, net expenses	$3	$(8)	$17
Foreign exchange contracts(a)	Other non-interest revenues	―	―	(1)
	Interest and dividends on investment securities	9	4	4
??	Interest expense on short-term borrowings	3	7	5
??	Interest expense on long-term debt and other	130	93	35
??	Other, net expenses	51	(3)	(8)
Equity-linked contract	Other non-interest revenues	―	(6)	1
Total??		$196	$87	$53

  For the years ended December 31, 2011, 2010 and 2009, foreign exchange contracts include embedded foreign currency derivatives. Gains (losses) on these embedded derivatives are included in other, net expenses.

Guarantees	12 Months Ended
Dec. 31, 2011
Schedule Of Guarantee Obligations [Abstract]
Guarantees

NOTE 13

guarantees

The Company provides cardmember protection plans that cover losses associated with purchased products, as well as certain other guarantees in the ordinary course of business which are within the scope of GAAP governing the accounting for guarantees. For the Company, guarantees primarily consist of card and travel protection programs, including:

•       Return Protection — refunds the price of eligible purchases made with the card where the merchant will not accept the return for up to 90 days from the date of purchase;

•       Account Protection — provides account protection in the event that a cardmember is unable to make payments on the account due to unforeseen hardship;

•       Merchant Protection — protects cardmembers primarily against non-delivery of goods and services, usually in the event of bankruptcy or liquidation of a merchant. In the event that a dispute is resolved in the cardmember's favor, the Company will generally credit the cardmember account for the amount of the purchase and will seek recovery from the merchant. If the Company is unable to collect the amount from the merchant, it will bear the loss for the amount credited to the cardmember. The Company mitigates this risk by withholding settlement from the merchant or obtaining deposits and other guarantees from merchants considered higher risk due to various factors. The amounts being held by the Company are not significant when compared to the maximum potential amount of undiscounted future payments; and,

  Credit Card Registry — cancels and requests replacement of lost or stolen cards, and provides for fraud liability coverage.

In relation to its maximum amount of undiscounted future payments as seen in the table that follows, to date the Company has not experienced any significant losses related to guarantees. The Company's initial recognition of guarantees is at fair value, which has been determined in accordance with GAAP governing fair value measurement. In addition, the Company establishes reserves when an unfavorable outcome is probable and the amount of the loss can be reasonably estimated.

The following table provides information related to such guarantees as of December 31:

??	Maximum amount of
	undiscounted future		Amount of related
	payments(a)		liability(b)
	(Billions)		(Millions)
Type of Guarantee??	2011	2010	2011	2010
Card and travel operations(c)	$51	$67	$96	$114
Other(d)	1	1	98	99
Total??	$52	$68	$194	$213

  Represents the notional amounts that could be lost under the guarantees and indemnifications if there were a total default by the guaranteed parties. The Merchant Protection guarantee is calculated using management's best estimate of maximum exposure based on all eligible claims as measured against annual billed business volumes.
  Included as part of other liabilities on the Company's Consolidated Balance Sheets.
  Includes Return Protection, Account Protection, Merchant Protection and Credit Card Registry as of December 31, 2010, all of which the Company offers directly to cardmembers.
  Primarily includes guarantees related to the Company's business dispositions and real estate, each of which are individually smaller indemnifications.

Refer to Note 26 for a discussion of additional guarantees of the Company as of December 31, 2011 and 2010.

Common and Preferred Shares and Warrants	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Common And Preferred Shares And Warrants [Text Block]

NOTE 14

COMMON AND PREFERRED SHARES AND WARRANTS

The following table shows authorized shares and provides a reconciliation of common shares issued and outstanding for the years ended December 31:

(Millions, except where indicated)	2011	2010	2009
Common shares authorized (billions)(a)	3.6	3.6	3.6

Shares issued and outstanding at beginning of
year	1,197	1,192	1,160
(Repurchases) Issuances of common shares	(48)	(14)	22
Other, primarily stock option exercises
and restricted stock awards granted	15	19	10
Shares issued and outstanding as of
December 31	1,164	1,197	1,192

  Of the common shares authorized but unissued as of December 31, 2011, approximately 90 million shares were reserved for issuance under employee stock and employee benefit plans.

During 2011 and 2010, the Company repurchased 48 million common shares with a cost basis of $2.3 billion and 14 million common shares with a cost basis of $0.6 billion, respectively. The cost basis includes commissions paid in 2011 and 2010 of $1.0 million and $0.2 million, respectively. As of December 31, 2011, the Company has 38 million common shares remaining under Board share repurchase authorizations. Such authorizations do not have an expiration date, and at present, there is no intention to modify or otherwise rescind the current authorizations. Future share repurchases are subject to approval by the Federal Reserve.

Common shares are generally retired by the Company upon repurchase (except for 4.2 million, 4.7 million and 5.0 million shares held as treasury shares as of December 31, 2011, 2010 and 2009, respectively); retired common shares and treasury shares are excluded from the shares outstanding in the table above. The treasury shares, with a cost basis of $217 million, $219 million and $235 million as of December 31, 2011, 2010 and 2009, respectively, are included as a reduction to additional paid-in capital in shareholders' equity on the Consolidated Balance Sheets.

The Board of Directors is authorized to permit the Company to issue up to 20 million preferred shares at a par value of $1.662/3 without further shareholder approval.

On January 9, 2009, under the United States Department of the Treasury (Treasury Department) Capital Purchase Program (CPP), the Company issued to the Treasury Department as consideration for aggregate proceeds of $3.39 billion: (1) 3.39 million shares of Fixed Rate (5 percent) Cumulative Perpetual Preferred Shares Series A (the Preferred Shares), and (2) a ten-year warrant (the Warrant) for the Treasury Department to purchase up to 24 million common shares at an exercise price of $20.95 per share.

On June 17, 2009, the Company repurchased the Preferred Shares at their face value of $3.39 billion and the $212 million in excess of the amortized carrying amount represented an in-substance Preferred Share dividend that reduced earnings per share (EPS) attributable to common shareholders by $0.18 for the year ended December 31, 2009. Refer to Note 18.

On July 29, 2009, the Company repurchased the Warrant for $340 million. There were no preferred shares or warrants issued and outstanding as of December 31, 2011 and 2010.

Comprehensive Income	12 Months Ended
Dec. 31, 2011
Disclosure Text Block [Abstract]
Comprehensive Income

NOTE 15

changes in accumulated other comprehensive (loss) income

AOCI is a balance sheet item in the Shareholders' Equity section of the Company's Consolidated Balance Sheets. It is comprised of items that have not been recognized in earnings but may be recognized in earnings in the future when certain events occur. Changes in each component of AOCI for the three years ended December 31 were as follows:

(Millions), net of tax(a)	Net Unrealized Gains (Losses) on Investment Securities	Net Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Net Unrealized Pension and Other Postretirement Benefit Losses	Accumulated Other Comprehensive (Loss) Income
Balances as of December 31, 2008	$(699)	$(80)	$(368)	$(459)	$(1,606)
Net unrealized gains (losses)	1,351	(22)			1,329
Reclassification for realized (gains) losses into earnings	(145)	74			(71)
Net translation of investments in foreign operations(b)			523		523
Net losses related to hedges of investment in foreign operations			(877)		(877)
Pension and other postretirement benefit losses				(10)	(10)
Net change in accumulated other comprehensive (loss) income	1,206	52	(354)	(10)	894
Balances as of December 31, 2009	507	(28)	(722)	(469)	(712)
Impact of the adoption of GAAP(c)	(315)				(315)
Net unrealized gains (losses)	(139)	(2)			(141)
Reclassification for realized (gains) losses into earnings	4	23	(2)		25
Net translation of investments in foreign operations			189		189
Net gains related to hedges of investment in foreign operations			32		32
Pension and other postretirement benefit losses				5	5
Net change in accumulated other comprehensive (loss) income	(450)	21	219	5	(205)
Balances as of December 31, 2010	57	(7)	(503)	(464)	(917)
Net unrealized gains (losses)	245	(2)			243
Reclassification for realized (gains) losses into earnings	(14)	8			(6)
Net translation of investments in foreign operations			(153)		(153)
Net losses related to hedges of investment in foreign operations			(26)		(26)
Pension and other postretirement benefit losses				(17)	(17)
Net change in accumulated other comprehensive (loss) income	231	6	(179)	(17)	41
Balances as of December 31, 2011	$288	$(1)	$(682)	$(481)	$(876)

  The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2011	2010	2009
Investment securities	$149	$(272)	$749
Cash flow hedges	3	11	29
Foreign currency translation adjustments	(40)	22	33
Net investment hedges	(14)	(396)	―
Pension and other postretirement benefit losses	(7)	18	(28)
Total tax impact	$91	$(617)	$783

  Includes a $190 million other comprehensive loss, recorded in the third quarter of 2009, representing the correction of an error related to the accounting in prior periods for cumulative translation adjustments associated with a net investment in foreign subsidiaries. Refer to Note 19 for further details.
  As a result of the adoption of new GAAP governing consolidations and VIEs, the Company no longer presents within its Consolidated Financial Statements the effects of the retained subordinated securities issued by previously unconsolidated VIEs related to the Company's cardmember loan securitization programs.

Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring And Related Activities Disclosure [Abstract]
Restructuring Charges

NOTE 16

RESTRUCTURING CHARGES

During 2011, the Company recorded $119 million of restructuring charges, net of revisions to prior estimates. The 2011 activity primarily relates to $105 million of restructuring charges the Company recorded throughout the year to further reduce its operating costs by reorganizing certain operations that occurred across all business units, markets and staff groups. The remaining 2011 activity includes $41 million of employee compensation and lease exit costs related to the facilities consolidation within the Company's global servicing network which were announced in the fourth quarter of 2010. In addition, the Company expects to record further charges in one or more quarterly periods during 2012 relating to lease exit costs for these facility consolidations totaling between $5 million and $15 million in Corporate & Other. The Company also recorded revisions to prior estimates of $(27) million for higher employee redeployments to other positions within the Company and to a lesser extent modifications to existing initiatives.

During 2010, the Company recorded $96 million of restructuring charges, net of revisions to prior estimates. The 2010 activity primarily relates to a $98 million charge reflecting employee severance obligations to consolidate certain facilities within the Company's global servicing network. As a result of this initiative, approximately 3,200 positions were to be eliminated; however, overall staffing levels were expected to decrease by approximately 400 positions on a net basis as new employees were hired at the locations to which work is being transferred. The remaining 2010 activity includes $25 million of additional charges comprised of several smaller initiatives which were more than offset by revisions to prior estimates of $(27) million for higher employee redeployments to other positions within the Company and to a lesser extent modifications to existing initiatives.

During 2009, the Company recorded $185 million of restructuring charges, net of revisions to prior estimates. The 2009 activity primarily relates to the $199 million of restructuring charges the Company recorded in the second quarter to further reduce its operating costs by downsizing and reorganizing certain operations. These restructuring activities were for the elimination of approximately 4,000 positions or about 6 percent of the Company's total worldwide workforce and occurred across all business units, markets and staff groups. Additional restructuring charges of $38 million taken in the third and fourth quarters of 2009 relate principally to the reorganization of certain senior leadership positions, as well as the exit of a business in the GNMS segment. The Company also recorded revisions to prior estimates of $(52) million during 2009 for higher employee redeployments to other positions within the Company, and to a lesser extent business changes and modifications to existing initiatives. These modifications do not constitute a significant change in the original restructuring plan from an overall Company perspective.

Restructuring charges related to severance obligations are included in salaries and employee benefits in the Company's Consolidated Statements of Income, while charges pertaining to other exit costs are included in occupancy and equipment, professional services and other, net expenses.

The following table summarizes the Company's restructuring reserves activity for the years ended December 31, 2011, 2010 and 2009:

(Millions)	Severance(a)	Other(b)	Total
Liability balance as of December 31, 2008	$365	$62??	$427
Restructuring charges, net of $52 in revisions(c)	161	24??	185
Payments	(287)	(45)	(332)
Other non-cash(d)	14	(9)	5
Liability balance as of December 31, 2009	253	32	285
Restructuring charges, net of $27 in revisions(c)	98	(2)	96
Payments	(141)	(14)	(155)
Other non-cash(d)	(11)	―	(11)
Liability balance as of December 31, 2010	199	16	215
Restructuring charges, net of $27 in revisions(e)	96	23	119
Payments	(121)	(8)	(129)
Other non-cash(d)	(4)	(1)	(5)
Liability balance as of December 31, 2011(f)	$170	$30??	$200

  Accounted for in accordance with GAAP governing the accounting for nonretirement postemployment benefits and for costs associated with exit or disposal activities.
  Other primarily includes facility exit, asset impairment and contract termination costs.
  Revisions primarily relate to higher than anticipated redeployments of displaced employees to other positions within the Company.
  Consists primarily of foreign exchange impacts. During 2009, the amounts in other also include asset impairments directly related to restructuring activity.
  Net revisions of $27 million were recorded in the Company's reportable operating segments and Corporate & Other as follows: $21 million in USCS, $(2) million in ICS, $(5) million in GCS, $8 million in GNMS and $5 million in Corporate & Other. These revisions primarily relate to higher employee redeployments to other positions within the Company, business changes and modifications to existing initiatives.
  The majority of cash payments related to the remaining restructuring liabilities are expected to be completed in 2012, and to a lesser extent certain contractual long-term severance arrangements and lease obligations are expected to be completed in 2013 and 2019, respectively.

The following table summarizes the Company's restructuring charges, net of revisions, by reportable operating segment and Corporate & Other for the year ended December 31, 2011, and the cumulative amounts relating to the restructuring programs that were in progress during 2011 and initiated at various dates between 2008 and 2011.

		Cumulative Restructuring Expense Incurred To Date On
	2011	In-Progress Restructuring Programs
	Total Restructuring
	Charges, net of
(Millions)	revisions	Severance	Other	Total
USCS	$(10)	$58	$6	$64
ICS	29	84	2	86
GCS	37	239	18	257
GNMS	(1)	30	9	39
Corporate & Other	64	72	40	112	(a)
Total	$119	$483	$75	$558	(b)

  Corporate & Other includes certain severance and other charges of $108 million, related to Company-wide support functions which were not allocated to the Company's reportable operating segments, as these were corporate initiatives, which is consistent with how such charges were reported internally.
  As of December 31, 2011, the total expenses to be incurred for previously approved restructuring activities that were in progress are not expected to be materially different than the cumulative expenses incurred to date for these programs, except for those 2012 charges noted above.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes

Note 17

income taxes

The components of income tax expense for the years ended December 31 included in the Consolidated Statements of Income were as follows:

(Millions)	2011		2010	2009
Current income tax expense:
U.S. federal	$958		$532	$661
U.S. state and local	156		110	40
Non-U.S.	434		508	295
Total current income tax expense	1,548		1,150	996
Deferred income tax expense (benefit):
U.S. federal	464		782	(231)
U.S. state and local	68		78	24
Non-U.S.	(23)		(103)	(85)
Total deferred income tax expense
(benefit)	509		757	(292)
Total income tax expense on
continuing operations	$2,057		$1,907	$704
Income tax (benefit) expense from
discontinued operations	$(36)	$	―	$4

A reconciliation of the U.S. federal statutory rate of 35 percent to the Company's actual income tax rate for the years ended December 31 on continuing operations was as follows:

	2011	2010	2009
Combined tax at U.S. statutory federal
income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in taxes resulting from:
Tax-exempt income	(1.5)	(1.9)	(4.6)
State and local income taxes, net of
federal benefit	2.6	2.7	2.7
Non-U.S. subsidiaries earnings(a)	(4.4)	(3.1)	(6.8)
Tax settlements(b)	(1.9)	(1.3)	(1.4)
All other	(0.2)	0.6	(0.1)
Actual tax rates	29.6%	32.0%	24.8%

  Results for all years primarily include tax benefits associated with the undistributed earnings of certain non-U.S. subsidiaries that were deemed to be reinvested indefinitely.
  Relates to the resolution of tax matters in various jurisdictions.

The Company records a deferred income tax (benefit) provision when there are differences between assets and liabilities measured for financial reporting and for income tax return purposes. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse.

The significant components of deferred tax assets and liabilities as of December 31 are reflected in the following table:

(Millions)	2011	2010
Deferred tax assets:
Reserves not yet deducted for tax purposes	$3,435	$3,789
Employee compensation and benefits	760	741
Other	626	290
Gross deferred tax assets	4,821	4,820
Valuation allowance	(112)	(104)
Deferred tax assets after valuation allowance	4,709	4,716
Deferred tax liabilities:
Intangibles and fixed assets	1,013	834
Deferred revenue	382	36
Asset securitizations	39	43
Net unrealized securities gains	25	19
Other	375	387
Gross deferred tax liabilities	1,834	1,319
Net deferred tax assets	$2,875	$3,397

A valuation allowance is established when management determines that it is more likely than not that all or some portion of the benefit of the deferred tax assets will not be realized. The valuation allowances as of December 31, 2011 and 2010 are associated with net operating losses and other deferred tax assets in certain non-U.S. operations of the Company.

Accumulated earnings of certain non-U.S. subsidiaries, which totaled approximately $7.7 billion as of December 31, 2011, are intended to be permanently reinvested outside the United States. The Company does not provide for federal income taxes on foreign earnings intended to be permanently reinvested outside the United States. Accordingly, federal taxes, which would have aggregated approximately $2.3 billion as of December 31, 2011, have not been provided on those earnings.

Net income taxes paid by the Company (including amounts related to discontinued operations) during 2011, 2010 and 2009, were approximately $0.7 billion, $0.8 billion and $0.4 billion, respectively. These amounts include estimated tax payments and cash settlements relating to prior tax years.

The Company is subject to the income tax laws of the United States, its states and municipalities and those of the foreign jurisdictions in which the Company operates. These tax laws are complex, and the manner in which they apply to the taxpayer's facts is sometimes open to interpretation. Given these inherent complexities, the Company must make judgments in assessing the likelihood that a tax position will be sustained upon examination by the taxing authorities based on the technical merits of the tax position. A tax position is recognized only when, based on management's judgment regarding the application of income tax laws, it is more likely than not that the tax position will be sustained upon examination. The amount of benefit recognized for financial reporting purposes is based on management's best judgment of the largest amount of benefit that is more likely than not to be realized on ultimate settlement with the taxing authority given the facts, circumstances and information available at the reporting date. The Company adjusts the level of unrecognized tax benefits when there is new information available to assess the likelihood of the outcome.

The Company is under continuous examination by the Internal Revenue Service (IRS) and tax authorities in other countries and states in which the Company has significant business operations. The tax years under examination and open for examination vary by jurisdiction. The IRS has completed its field examination of the Company's federal tax returns for years through 2004, and in April 2011, unagreed issues for 1997 through 2004 were resolved at IRS Appeals. Additional refund claims for those years continue to be reviewed by the IRS. In addition, the Company is currently under examination by the IRS for the years 2005 through 2007.

The following table presents changes in unrecognized tax benefits:

(Millions)	2011	2010	2009
Balance, January 1	$1,377	$1,081	$1,176
Increases:
Current year tax positions	77	182	39
Tax positions related to prior years	247	403	161
Effects of foreign currency
translations	―	―	1
Decreases:
Tax positions related to prior years	(457)	(145)	(197)
Settlements with tax authorities	(2)	(138)	(97)
Lapse of statute of limitations	(19)	(6)	(2)
Balance, December 31	$1,223	$1,377	$1,081

Included in the $1.2 billion, $1.4 billion and $1.1 billion of unrecognized tax benefits as of December 31, 2011, 2010 and 2009, respectively, are approximately $440 million, $476 million and $480 million, respectively, that, if recognized, would favorably affect the effective tax rate in a future period.

The Company believes it is reasonably possible that the unrecognized tax benefits could decrease within the next 12 months by as much as $867 million principally as a result of potential resolutions of prior years' tax items with various taxing authorities. The prior years' tax items include unrecognized tax benefits relating to the deductibility of certain expenses or losses and the attribution of taxable income to a particular jurisdiction or jurisdictions. Of the $867 million of unrecognized tax benefits, approximately $640 million relates to amounts recorded to equity that, if recognized, would not impact the effective tax rate. With respect to the remaining $227 million, it is not possible to quantify the impact that the decrease could have on the effective tax rate and net income due to the inherent complexities and the number of tax years open for examination in multiple jurisdictions.  Resolution of the prior years' items that comprise this remaining amount could have an impact on the effective tax rate and on net income, either favorably (principally as a result of settlements that are less than the liability for unrecognized tax benefits) or unfavorably (if such settlements exceed the liability for unrecognized tax benefits).

Interest and penalties relating to unrecognized tax benefits are reported in the income tax provision. During the years ended December 31, 2011, 2010 and 2009, the Company recognized approximately $(63) million, $31 million and $1 million, respectively, of interest and penalties. The Company has approximately $163 million and $226 million accrued for the payment of interest and penalties as of December 31, 2011 and 2010, respectively.

Discontinued operations for 2011 included the impact of a $36 million tax benefit related to the favorable resolution of certain prior years' tax items related to American Express Bank, Ltd., which was sold to Standard Chartered PLC during the quarter ended March 31, 2008.

Earnings Per Common Share (EPS)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Common Share (EPS)

NOTE 18

earnings per common share

The computations of basic and diluted EPS for the years ended December 31 were as follows:

(Millions, except per share amounts)??	2011	2010	2009
Numerator:??
Basic and diluted:??
Income from continuing operations??	$4,899	$4,057	$2,137
Preferred shares dividends,
accretion and recognition of
remaining unaccreted dividends(a)	―	―	(306)
Earnings allocated to participating
share awards and other items(b)	(58)	(51)	(22)
Income (loss) from discontinued??
operations, net of tax	36	―	(7)
Net income attributable to common??
shareholders??	$4,877	$4,006	$1,802
Denominator:??
Basic: Weighted-average common stock??	1,178	1,188	1,168
Add: Weighted-average stock options
and warrants(c)	6	7	3
Diluted??	1,184	1,195	1,171
??
Basic EPS:
Income from continuing operations
attributable to common shareholders??	$4.11	$3.37	$1.55
Income (loss) from discontinued operations??	0.03	―	(0.01)
Net income attributable to common
shareholders??	$4.14	$3.37	$1.54
??
Diluted EPS:
Income from continuing operations
attributable to common shareholders	$4.09	$3.35	$1.54
Income (loss) from discontinued operations??	0.03	―	―
Net income attributable to common
shareholders??	$4.12	$3.35	$1.54

  Includes the accelerated preferred dividend accretion of $212 million for the year ended December 31, 2009, due to the repurchase of $3.39 billion of preferred shares on June 17, 2009 issued as part of the CPP. Also includes $74 million of preferred dividends paid and $20 million of preferred dividend accretion during 2009.
  The Company's unvested restricted stock awards, which include the right to receive non-forfeitable dividends or dividend equivalents, are considered participating securities. Calculations of EPS under the two-class method (i) exclude any dividends paid or owed on participating securities and any undistributed earnings considered to be attributable to participating securities from the numerator and (ii) exclude the participating securities from the denominator.
  For the years ended December 31, 2011, 2010, and 2009, the dilutive effect of unexercised stock options excludes 19 million, 36 million and 71 million options, respectively, from the computation of EPS because inclusion of the options would have been anti-dilutive.

Subordinated debentures of $750 million issued by the Company in 2006 would affect the EPS computation only in the unlikely event the Company fails to achieve specified performance measures related to the Company's tangible common equity and consolidated net income. In that circumstance the Company would reflect the additional common shares in the EPS computation.

Details of Certain Consolidated Statements of Income Lines	12 Months Ended
Dec. 31, 2011
Other Income And Other Expense Disclosure [Abstract]
Details of Certain Consolidated Statements of Income Lines

NOTE 19

details of certain consolidated statements of income lines

The following is a detail of other commissions and fees for the years ended December 31:

(Millions)	2011	2010	2009
Foreign currency conversion revenue	$861	$838	$672
Delinquency fees	567	605	526
Service fees	355	328	335
Other	486	260	245
Total other commissions and fees	$2,269	$2,031	$1,778

The following is a detail of other revenues for the years ended December 31:

(Millions)	2011	2010	2009
Global Network Services partner revenues	$655	$530	$463
Insurance premium revenue	241	255	293
Gain (Loss) on investment securities	16	(5)	225
Other	1,252	1,147	1,109
Total other revenues	$2,164	$1,927	$2,090

Other revenues include revenues arising from contracts with Global Network Services (GNS) partners including royalties and signing fees, insurance premiums earned from cardmember travel and other insurance programs, publishing revenues and other miscellaneous revenue and fees.

The following is a detail of marketing, promotion, rewards and cardmember services for the years ended December 31:

(Millions)	2011	2010	2009
Marketing and promotion	$2,996	$3,147	$2,010
Cardmember rewards	6,218	5,000	4,005
Cardmember services	716	591	548
Total marketing, promotion, rewards and
cardmember services	$9,930	$8,738	$6,563

Marketing and promotion expense includes advertising costs, which are expensed in the year in which the advertising first takes place. Cardmember rewards expense includes the costs of rewards programs (including Membership Rewards, discussed in Note 11). Cardmember services expense includes protection plans and complimentary services provided to cardmembers.

The following is a detail of other, net expense for the years ended December 31:

(Millions)	2011	2010	2009
Occupancy and equipment	$1,685	$1,562	$1,619
Communications	378	383	414
MasterCard and Visa settlements, net of legal fees	(562)	(852)	(852)
Other(a)	1,260	1,208	950
Total other, net expense	$2,761	$2,301	$2,131

  Includes in 2009, (i) a $135 million benefit representing the correction of an error related to the accounting for cumulative translation adjustments associated with a net investment in foreign subsidiaries, (ii) a $45 million benefit resulting from the change in the fair value of certain forward exchange contracts, (iii) a $59 million benefit related to the completion of certain account reconciliations and (iv) lower travel and entertainment and other expenses due to the Company's reengineering activities.

Other, net expense includes general operating expenses, gains (losses) on sale of assets or businesses not classified as discontinued operations, litigation and insurance costs or settlements and Loyalty Partner expenses.

Stock Plans	12 Months Ended
Dec. 31, 2011
Stock Plans Disclosure [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 20

stock plans

stock option and award programs

Under the 2007 Incentive Compensation Plan and previously under the 1998 Incentive Compensation Plan, awards may be granted to employees and other key individuals who perform services for the Company and its participating subsidiaries. These awards may be in the form of stock options, restricted stock awards or units (RSAs), portfolio grants (PGs) or other incentives, and similar awards designed to meet the requirements of non-U.S. jurisdictions.

For the Company's Incentive Compensation Plans, there were a total of 38 million, 40 million and 37 million common shares unissued and available for grant as of December 31, 2011, 2010 and 2009, respectively, as authorized by the Company's Board of Directors and shareholders.

The Company granted stock option awards to its Chief Executive Officer (CEO) in November 2007 and January 2008 that have performance-based and market-based conditions. These option awards are separately disclosed and are excluded from the information and tables presented in the following paragraphs.

A summary of stock option and RSA activity as of December 31, 2011, and changes during the year is presented below:

	Stock Options		RSAs
(Shares in thousands)	Shares	Weighted-Average Exercise Price	Shares	Weighted- Average Grant Price
Outstanding as of
December 31, 2010	56,963	$39.54	15,074		$28.97
Granted	1,197	$44.78	4,759		$45.11
Exercised/vested	(14,813)	$33.97	(4,986)		$30.74
Forfeited	(349)	$29.24	(851)		$31.44
Expired	(541)	$44.90	―	$	―
Outstanding as of
December 31, 2011	42,457	$41.63	13,996		$33.69
Options vested and
expected to vest as of
December 31, 2011	42,359	$41.64	―		―
Options exercisable as of
December 31, 2011	35,275	$43.10	―		―

The Company recognizes the cost of employee stock awards granted in exchange for employee services based on the grant-date fair value of the award, net of expected forfeitures. Those costs are recognized ratably over the vesting period.

stock options

Each stock option has an exercise price equal to the market price of the Company's common stock on the date of grant and a contractual term of 10 years from the date of grant. Stock options generally vest 25 percent per year beginning with the first anniversary of the grant date.

The weighted-average remaining contractual life and the aggregate intrinsic value (the amount by which the fair value of the Company's stock exceeds the exercise price of the option) of the stock options outstanding, exercisable, and vested and expected to vest as of December 31, 2011 were as follows:

	Outstanding	Exercisable	Vested and Expected to Vest
Weighted-average remaining
contractual life (in years)	4.7	4.2	4.7
Aggregate intrinsic value (millions)	$338	$239	$337

The intrinsic value for options exercised during 2011, 2010 and 2009 was $206 million, $130 million and $11 million, respectively (based upon the fair value of the Company's stock price at the date of exercise). Cash received from the exercise of stock options in 2011, 2010 and 2009 was $503 million, $619 million and $83 million, respectively. The tax benefit realized from income tax deductions from stock option exercises, which was recorded in additional paid-in capital, in 2011, 2010 and 2009 was $60 million, $35 million and $2 million, respectively.

The fair value of each option is estimated on the date of grant using a Black-Scholes-Merton option-pricing model. The following weighted-average assumptions are used for grants issued in 2011, 2010 and 2009, the majority of which were granted in the beginning of each year:

	2011	2010	2009
Dividend yield	1.6%	1.8%	4.1%
Expected volatility(a)	40%	41%	36%
Risk-free interest rate	2.3%	2.8%	2.1%
Expected life of stock option (in years)(b)	6.2	6.2	4.8
Weighted-average fair value per option	$16.21	$14.11	$4.54

  The expected volatility is based on weighted historical and implied volatilities of the Company's common stock price.
  In 2011 and 2010, the expected life of stock options was determined using historical data and expectations of option exercise behavior. In 2009, the expected life of stock options was determined using historical data.

stock options with performance-based and market-based conditions

On November 30, 2007 and January 31, 2008, the Company's CEO was granted in the aggregate 2,750,000 of non-qualified stock option awards with performance-based and market-based conditions. Both awards have a contractual term of 10 years and a vesting period of 6 years.

The aggregate grant date fair value of options with performance based conditions was approximately $33.8 million. Compensation expense for these awards will be recognized over the vesting period when it is determined it is probable that the performance metrics will be achieved. No compensation expense for these awards was recorded in 2011, 2010 and 2009.

The aggregate grant date fair value of options with market-based conditions was approximately $10.5 million. Compensation expense for these awards is recognized ratably over the vesting period irrespective of the probability of the market metric being achieved. Total compensation expense of approximately $2.4 million was recorded in each of the years 2011, 2010 and 2009.

restricted stock awards

RSAs are valued based on the stock price on the date of grant and generally vest 25 percent per year, beginning with the first anniversary of the grant date. RSA holders receive non-forfeitable dividends or dividend equivalents. The total fair value of shares vested during 2011, 2010 and 2009 was $221 million, $175 million and $44 million, respectively (based upon the Company's stock price at the vesting date).

The weighted-average grant date fair value of RSAs granted in 2011, 2010 and 2009, is $45.11, $38.63 and $18.04, respectively.

Liability-based awards

Certain employees are awarded PGs and other incentive awards that can be settled with cash or equity shares at the Company's discretion and final Compensation and Benefits Committee payout approval. These awards earn value based on performance and service conditions and vest over periods of one to three years.

PGs and other incentive awards are classified as liabilities and, therefore, the fair value is determined at the date of grant and remeasured quarterly as part of compensation expense over the performance and service periods. Cash paid upon vesting of these awards was $64 million, $64 million and $71 million in 2011, 2010 and 2009, respectively.

summary of stock plan expense

The components of the Company's total stock-based compensation expense (net of cancellations) for the years ended December 31 are as follows:

(Millions)	2011	2010	2009
Restricted stock awards(a)	$176	$163	$135
Stock options(a)	40	58	55
Liability-based awards	83	64	38
Performance/market-based
stock options	2	2	2
Total stock-based
compensation expense(b)	$301	$287	$230

  As of December 31, 2011, the total unrecognized compensation cost related to unvested RSAs and options was $259 million and $39 million, respectively. The unrecognized cost for RSAs and options will be recognized ratably over the remaining vesting period. The weighted-average remaining vesting period for both RSAs and options is 1.6 years.
  The total income tax benefit recognized in the Consolidated Statements of Income for stock-based compensation arrangements for the years ended December 31, 2011, 2010 and 2009 was $105 million, $100 million and $81 million, respectively.

Retirement Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Retirement Plans

NOTE 21

retirement plans

The Company sponsors defined benefit pension plans, defined contribution plans, and other postretirement benefit plans for its employees. The following table provides a summary of the total cost related to these plans for the years ended December 31:

(Millions)	2011	2010	2009
Defined benefit pension plan cost	$51	$40	$21
Defined contribution plan cost	252	217	118
Other postretirement benefit plan cost	23	25	29
Net periodic benefit cost	$326	$282	$168

The expenses in the above table are recorded in salaries and employee benefits in the Consolidated Statements of Income.

defined benefit pension plans

The Company's significant defined benefit pension plans cover certain employees in the United States and United Kingdom. Most employees outside the United States and United Kingdom are covered by local retirement plans, some of which are funded, while other employees receive payments at the time of retirement or termination under applicable labor laws or agreements. The Company complies with the minimum funding requirements in all countries.

The Company sponsors the U.S. American Express Retirement Plan (the Plan) for eligible employees in the United States. The Plan is a noncontributory defined benefit plan and a tax-qualified retirement plan subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan is closed to new entrants and existing participants no longer accrue future benefits. The Company funds retirement costs through a trust and complies with the applicable minimum funding requirements specified by ERISA.

The Plan is a cash balance plan and employees' accrued benefits are based on notional account balances, which are maintained for each individual. Employees' balances are credited daily with interest at a fixed rate. The interest rate varies from a minimum of 5 percent to a maximum equal to the lesser of (i) 10 percent or (ii) the applicable interest rate set forth in the Plan.

The Company also sponsors an unfunded non-qualified plan, the Retirement Restoration Plan (the RRP), for employees compensated above a certain level to supplement their pension benefits that are limited by the Internal Revenue Code. The RRP's terms generally parallel those of the Plan, except that the definitions of compensation and payment options differ.

For each plan, the net funded status is defined by GAAP governing retirement benefits as the difference between the fair value of plan assets and the respective plan's projected benefit obligation.

As of December 31, 2011, the net funded status related to the defined benefit pension plans was underfunded by $443 million, as shown in the following table:

(Millions)	2011	2010
Net funded status, beginning of year	$(383)	$(406)
Increase in fair value of plan assets	17	63
Increase in projected benefit obligation	(77)	(40)
Net change	(60)	23
Net funded status, end of year	$(443)	$(383)

The net funded status amounts as of December 31, 2011 and 2010 are recognized in the Consolidated Balance Sheets in other liabilities.

Plan Assets and Obligations

The following tables provide a reconciliation of changes in the fair value of plan assets and projected benefit obligations for all defined benefit pension plans as of December 31:

Reconciliation of Change in Fair Value of Plan Assets

(Millions)	2011	2010
Fair value of plan assets, beginning of year	$2,052	$1,989
Actual return on plan assets	89	177
Employer contributions	35	50
Benefits paid	(60)	(55)
Settlements	(68)	(81)
Foreign currency exchange rate changes	21	(28)
Net change	17	63
Fair value of plan assets, end of year	$2,069	$2,052

Reconciliation of Change in Projected Benefit Obligation

(Millions)	2011	2010
Projected benefit obligation, beginning of year	$2,435	$2,395
Service cost	22	19
Interest cost	126	126
Benefits paid	(60)	(55)
Actuarial loss	33	66
Settlements	(68)	(81)
Foreign currency exchange rate changes	24	(35)
Net change	77	40
Projected benefit obligation, end of year	$2,512	$2,435

Accumulated Other Comprehensive Loss

The following table provides the amounts comprising accumulated other comprehensive loss, which are not yet recognized as components of net periodic pension benefit cost as of December 31:

(Millions)	2011	2010
Net actuarial loss	$690	$648
Net prior service cost	(2)	(2)
Total, pretax effect	688	646
Tax impact	(229)	(213)
Total, net of taxes	$459	$433

The estimated portion of the net actuarial loss and net prior service cost that is expected to be recognized as a component of net periodic pension benefit cost in 2012 is $65 million and nil, respectively.

The following table lists the amounts recognized in other comprehensive loss in 2011:

(Millions)	2011
Net actuarial loss:
Reclassified to earnings from equity(a)	$(51)
Losses in current year(b)	93
Net actuarial loss, pretax	$42

  Amortization of actuarial losses and recognition of losses related to lump sum settlements.
  Deferral of actuarial losses.

Benefit Obligations

The accumulated benefit obligation in a defined benefit pension plan is the present value of benefits earned to date by plan participants computed based on current compensation levels as contrasted to the projected benefit obligation, which is the present value of benefits earned to date by plan participants based on their expected future compensation at their projected retirement date.

The accumulated and projected benefit obligations for all defined benefit pension plans as of December 31 were as follows:

(Millions)	2011	2010
Accumulated benefit obligation	$2,459	$2,353
Projected benefit obligation	$2,512	$2,435

The accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligation that exceeds the fair value of plan assets were as follows:

(Millions)	2011	2010
Accumulated benefit obligation	$2,418	$1,407
Fair value of plan assets	$2,028	$1,091

The amounts disclosed in the table above will vary year to year based on whether plans meet the disclosure requirement.

The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligation that exceeds the fair value of plan assets as of December 31 were as follows:

(Millions)	2011	2010
Projected benefit obligation	$2,512	$2,435
Fair value of plan assets	$2,069	$2,052

Net Periodic Pension Benefit Cost

The components of the net periodic pension benefit cost for all defined benefit pension plans for the years ended December 31 were as follows:

(Millions)	2011	2010	2009
Service cost	$22	$19	$14
Interest cost	126	126	127
Expected return on plan assets	(148)	(145)	(146)
Amortization of prior service cost	―	(1)	―
Recognized net actuarial loss	36	23	10
Settlements losses	15	18	19
Curtailment gains	―	―	(3)
Net periodic pension benefit cost	$51	$40	$21

Assumptions

The weighted-average assumptions used to determine defined benefit pension obligations as of December 31 were as follows:

	2011	2010
Discount rates	4.7%	5.3%
Rates of increase in compensation levels	3.7%	4.0%

The weighted-average assumptions used to determine net periodic pension benefit costs as of December 31 were as follows:

	2011	2010	2009
Discount rates	5.0%	5.3%	5.9%
Rates of increase in compensation levels	4.0%	3.6%	3.9%
Expected long-term rates of return on assets	6.9%	6.9%	6.9%

The Company assumes a long-term rate of return on assets on a weighted-average basis. In developing this assumption, management considers expected and historical returns over 5 to 15 years based on the mix of assets in its plans.

The discount rate assumptions are determined using a model consisting of bond portfolios that match the cash flows of the plan's projected benefit payments based on the plan participants' service to date and their expected future compensation. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high-quality zero-coupon bonds whose maturity dates and amounts match the timing and amount of expected future benefit payments.

Asset Allocation and Fair Value

The Benefit Plans Investment Committee (BPIC) is appointed by the Company's Chief Executive Officer and has the responsibility of reviewing and approving the investment policies related to plan assets for the Company's defined benefit pension plans; evaluating the performance of the investments in accordance with the investment policy; reviewing the investment objectives, risk characteristics, expenses and historical performance; and selecting, removing and evaluating the investment managers. The BPIC typically meets quarterly to review the performance of the various investment managers and service providers as well as other investment related matters. The Company's significant defined benefit pension plans have investment policies, which prescribe targets for the amount of assets that can be invested in a security class in order to mitigate the detrimental impact of adverse or unexpected results with respect to any individual security class on the overall portfolio. The portfolios are diversified by asset type, risk characteristics and concentration of investments. Refer to Note 3 for a discussion related to valuation techniques used to measure fair value, including a description of the three-level fair value hierarchy of inputs.

The following tables summarize the target allocation and categorization of all defined benefit pension plan assets measured at fair value on a recurring basis by GAAP's valuation hierarchy:

As of December 31, 2011:
			Quoted Prices in
			Active Markets		Significant		Significant
	Target		for Identical		Observable		Unobservable
	Allocation		Assets		Inputs		Inputs
(Millions, except percentages)	2012	Total	(Level 1)		(Level 2)		(Level 3)
U.S. equity securities	15%	$250	$250	$	―	$	―
International equity securities(a)	30%	644	644		―		―
U.S. fixed income securities	30%	582	―		582		―
International fixed income securities(a)	15%	406	―		406		―
Balanced funds	5%	69	―		69		―
Cash	―	12	12		―		―
Other(b)	5%	106	―		―		106
Total	100%	$2,069	$906		$1,057		$106

As of December 31, 2010:
			Quoted Prices in
			Active Markets		Significant		Significant
	Target		for Identical		Observable		Unobservable
	Allocation		Assets		Inputs		Inputs
(Millions, except percentages)	2011	Total	(Level 1)		(Level 2)		(Level 3)
U.S. equity securities	15%	$331	$331	$	―	$	―
International equity securities(a)	30%	704	704		―		―
U.S. fixed income securities	30%	522	―		522		―
International fixed income securities(a)	15%	318	―		318		―
Balanced funds	5%	65	―		65		―
Cash	―	11	11		―		―
Other(b)	5%	101	―		―		101
Total	100%	$2,052	$1,046		$905		$101

  A significant portion of international investments are in U.K. companies and U.K. government and agency securities.
  Consists of investments in private equity and real estate funds measured at reported net asset value.

The fair value measurement of all defined benefit pension plan assets using significant unobservable inputs (Level 3) changed during the years ended December 31:

(Millions)	2011	2010
Beginning fair value, January 1	$101	$98
Actual net gains on plan assets:
Held at the end of the year	12	11
Sold during the year	2	―
Total net gains	14	11
Net purchases (sales and settlements)	(9)	(8)
Net increase	5	3
Ending fair value, December 31	$106	$101

Benefit Payments

The Company's defined benefit pension plans expect to make benefit payments to retirees as follows:

						2017
(Millions)	2012	2013	2014	2015	2016	–2021
Expected payments	$152	$155	$160	$168	$182	$931

In addition, the Company expects to contribute $26 million to its defined benefit pension plans in 2012.

DEFINED CONTRIBUTION RETIREMENT PLANS

The Company sponsors defined contribution retirement plans, the principal plan being the Retirement Savings Plan (RSP), a 401(k) savings plan with a profit sharing component. The RSP is a tax-qualified retirement plan subject to ERISA and covers most employees in the United States. The RSP held 11 million and 12 million shares of American Express Common Stock as of December 31, 2011 and 2010, respectively, beneficially for employees. The Company matches employee contributions to the plan up to a maximum of 5 percent of total pay, subject to the limitations under the Internal Revenue Code (IRC). Additional annual conversion contributions of up to 8 percent of total pay are provided into the RSP for eligible employees. The Company also sponsors an RSP RRP, which is an unfunded non-qualified plan for employees whose RSP benefits are limited by the IRC and its terms generally parallel those of the RSP, except that the definitions of compensation and payment options differ. In addition, the RSP RRP was amended effective January 1, 2011 such that the Company matches employee contributions up to a maximum of 5 percent of total pay in excess of IRC compensation limits only to the extent the employee contributes to the plan.

The total expense for all defined contribution retirement plans globally was $252 million, $217 million and $118 million in 2011, 2010 and 2009, respectively. The increase in expense in 2010 primarily reflects the Company's reinstatement in January of the employer match and conversion contributions.

OTHER POSTRETIREMENT BENEFIT PLANS

The Company sponsors unfunded other postretirement benefit plans that provide health care and life insurance to certain retired U.S. employees.

Accumulated Other Comprehensive Loss

The following table provides the amounts comprising accumulated other comprehensive loss which are not yet recognized as components of net periodic benefit cost as of December 31:

(Millions)	2011	2010
Net actuarial loss	$35	$50
Total, pretax effect	35	50
Tax impact	(13)	(19)
Total, net of taxes	$22	$31

The estimated portion of the net actuarial loss above that is expected to be recognized as a component of net periodic benefit cost in 2012 is nil.

The following table lists the amounts recognized in other comprehensive loss in 2011:

(Millions)	2011
Net actuarial gain:
Reclassified to earnings from equity(a)	$(3)
Gains in current year(b)	(5)
Curtailment gain	(5)
Early Retiree Reinsurance Program subsidy	(2)
Net actuarial gain, pretax	$(15)

  Amortization of actuarial losses.
  Deferral of actuarial gains.

Benefit Obligations

The projected benefit obligation represents a liability based upon estimated future medical and other benefits to be provided to retirees.

The following table provides a reconciliation of the changes in the projected benefit obligation:

(Millions)	2011	2010
Projected benefit obligation, beginning of year	$319	$324
Service cost	5	6
Interest cost	16	17
Benefits paid	(18)	(20)
Actuarial gain	(5)	(8)
Curtailment gain	(6)	―
Net change	(8)	(5)
Projected benefit obligation, end of year	$311	$319

The plans are unfunded and the obligations as of December 31, 2011 and 2010 are recognized in the Consolidated Balance Sheets in other liabilities.

Net Periodic Benefit Cost

GAAP provides for the delayed recognition of the net actuarial loss and the net prior service credit remaining in accumulated other comprehensive (loss) income.

The components of the net periodic benefit cost for all other postretirement benefit plans for the years ended December 31 were as follows:

(Millions)	2011	2010	2009
Service cost	$5	$6	$5
Interest cost	16	17	18
Amortization of prior service cost	―	―	(2)
Recognized net actuarial loss	3	2	2
Curtailment (gain) loss	(1)	―	6
Net periodic benefit cost	$23	$25	$29

Assumptions

The weighted-average assumptions used to determine benefit obligations were:

	2011	2010
Discount rates	4.5%	5.2%
Health care cost increase rate:
Following year	8.0%	8.5%
Decreasing to the year 2018	5.0%	5.0%

The weighted-average discount rate used to determine net periodic benefit cost was 4.9 percent, 5.4 percent and 6.0 percent in 2011, 2010 and 2009, respectively. The discount rate assumption is determined by using a model consisting of bond portfolios that match the cash flows of the plan's projected benefit payments. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high-quality zero-coupon bonds whose maturity dates and amounts match the timing and amount of expected future benefit payments.

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One		One
	percentage-		percentage-
	point increase		point decrease
(Millions)	2011	2010	2011	2010
Increase (decrease) on benefits
earned and interest cost for
U.S. plans	$1	$1	$(1)	$(1)
Increase (decrease) on
postretirement benefit
obligation for U.S. plans	$13	$15	$(12)	$(13)

Benefit Payments

The Company's other postretirement benefit plans expect to make benefit payments as follows:

						2017
(Millions)	2012	2013	2014	2015	2016	– 2021
Expected payments	$22	$23	$23	$23	$24	$118

In addition, the Company expects to contribute $22 million to its other postretirement benefit plans in 2012.

Significant Credit Concentrations	12 Months Ended
Dec. 31, 2011
Concentration Risk Disclosure [Abstract]
Significant Credit Concentrations

NOTE 22

significant credit concentrations

Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to American Express' total credit exposure. The Company's customers operate in diverse industries, economic sectors and geographic regions.

The following table details the Company's maximum credit exposure by category, including the credit exposure associated with derivative financial instruments, as of December 31:

(Billions)	2011	2010
On-balance sheet:
Individuals(a)	$92	$88
Financial institutions(b)	28	23
U.S. Government and agencies(c)	6	12
All other(d)	16	15
Total on-balance sheet(e)	$142	$138
Unused lines-of-credit ― individuals(f)	$238	$226

  Individuals primarily include cardmember loans and receivables.
  Financial institutions primarily include debt obligations of banks, broker-dealers, insurance companies and savings and loan associations.
  U.S. Government and agencies represent debt obligations of the U.S. Government and its agencies, states and municipalities and government sponsored entities.
  All other primarily includes cardmember receivables from other corporate institutions.
  Certain distinctions between categories require management judgment.
  Because charge card products have no preset spending limit, the associated credit limit on cardmember receivables is not quantifiable. Therefore, the quantified unused line-of-credit amounts only include the approximate credit line available on cardmember loans.

As of December 31, 2011 and 2010, the Company's most significant concentration of credit risk was with individuals, including cardmember receivables and loans. These amounts are generally advanced on an unsecured basis. However, the Company reviews each potential customer's credit application and evaluates the applicant's financial history and ability and willingness to repay. The Company also considers credit performance by customer tenure, industry and geographic location in managing credit exposure.

The following table details the Company's cardmember loans and receivables exposure (including unused lines-of-credit on cardmember loans) in the United States and outside the United States as of December 31:

(Billions)	2011	2010
On-balance sheet:
United States	$82	$77
Non-U.S.	22	21
On-balance sheet(a)(b)	$104	$98
Unused lines-of-credit ― individuals:
United States	$195	$184
Non-U.S.	43	42
Total unused lines-of-credit ― individuals	$238	$226

  Represents cardmember loans to individuals as well as receivables from individuals and corporate institutions as discussed in footnotes (a) and (d) from the previous table.
  The remainder of the Company's on-balance sheet exposure includes cash, investments, other loans, other receivables and other assets including derivative financial instruments. These balances are primarily within the United States.

exposure to airline industry

The Company has multiple important co-brand, rewards and corporate payment arrangements with airlines. The Company's largest airline partner is Delta and this relationship includes exclusive co-brand credit card partnerships and other arrangements including Membership Rewards, merchant acceptance, travel and corporate payments programs. American Express' Delta SkyMiles Credit Card co-brand portfolio accounts for approximately 5 percent of the Company's worldwide billed business and less than 15 percent of worldwide cardmember loans. Refer to Notes 4 and 8 for further information on receivables and other assets recorded by the Company relating to these relationships.

In recent years, there have been a significant number of airline bankruptcies and liquidations, driven in part by volatile fuel costs and weakening economies around the world. Historically, the Company has not experienced significant revenue declines when a particular airline scales back or ceases operations due to a bankruptcy or other financial challenges because volumes generated by that airline are typically shifted to other participants in the industry that accept the Company's card products. The Company's exposure to business and credit risk in the airline industry is primarily through business arrangements where the Company has remitted payment to the airline for a cardmember purchase of tickets that have not yet been used or “flown”. The Company mitigates this risk by delaying payment to the airlines with deteriorating financial situations, thereby increasing cash withheld to protect the Company in the event the airline is liquidated. To date, the Company has not experienced significant losses from airlines that have ceased operations.

Regulatory Matters and Capital adequacy	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements Under Banking Regulations [Abstract]
Regulatory Matters and Capital Adequacy

NOTE 23

regulatory matters and capital adequacy

The Company is supervised and regulated by the Federal Reserve and is subject to the Federal Reserve's requirements for risk-based capital and leverage ratios. The Company's two U.S. bank operating subsidiaries, Centurion Bank and FSB (collectively, the “Banks”), are subject to supervision and regulation, including similar regulatory capital requirements by the FDIC and the Office of the Comptroller of the Currency (OCC). On July 21, 2011, pursuant to the Dodd-Frank Reform Act, supervision and regulation of FSB was transferred from Office of Thrift Supervision (OTS) to the OCC.

The Federal Reserve's guidelines for capital adequacy define two categories of risk-based capital: Tier 1 and Tier 2 capital (as defined in the regulations). Under the risk-based capital guidelines of the Federal Reserve, the Company is required to maintain minimum ratios of Tier 1 and Total (Tier 1 plus Tier 2) capital to risk-weighted assets, as well as a minimum leverage ratio (Tier 1 capital to average adjusted on-balance sheet assets).

Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional, discretionary actions by regulators, that, if undertaken, could have a direct material effect on the Company's and the Banks' operating activities.

As of December 31, 2011 and 2010, the Company and its Banks met all capital requirements to which each was subject. Further, the most recent regulatory notification categorized the Company and its Banks as well-capitalized institutions under the prompt corrective action regulations. No conditions or events have occurred since that notification that have caused management to believe any change in the Company's or its Banks' capital classification would be warranted.

The following table presents the regulatory capital ratios for the Company and the Banks:

	Tier 1	Total	Tier 1 capital	Total capital	Tier 1
(Millions, except percentages)	Capital	capital	ratio	ratio	leverage ratio
December 31, 2011:
American Express Company	$14,881	$17,271	12.3%	14.3%	10.2%
American Express Centurion Bank	$6,029	$6,431	18.8%	20.1%	19.1%
American Express Bank, FSB	$6,493	$7,363	17.4%	19.8%	18.4	% (a)
December 31, 2010:
American Express Company	$13,100	$15,528	11.1%	13.1%	9.3%
American Express Centurion Bank	$5,771	$6,170	18.3%	19.5%	19.4%
American Express Bank, FSB	$5,586	$6,424	16.3%	18.8%	16.1	% (a)

Well-capitalized ratios(b)			6.0%	10.0%	5.0	% (c)
Minimum capital ratios(b)			4.0%	8.0%	4.0%

(a)       FSB leverage ratio represents Tier 1 core capital ratio (as defined by OCC regulations applicable to federal savings banks), calculated similarly to Tier 1 leverage ratio.

(b)       As defined by the regulations issued by the Federal Reserve, OCC and FDIC.

(c)       Represents requirements for banking subsidiaries to be considered “well capitalized” pursuant to regulations issued under the Federal Deposit Insurance Corporation Improvement Act. There is no “well capitalized” definition for the Tier 1 leverage ratio for a bank holding company.

RESTRICTED NET ASSETS OF SUBSIDIARIES

Certain of the Company's subsidiaries are subject to restrictions on the transfer of net assets under debt agreements and regulatory requirements. These restrictions have not had any effect on the Company's shareholder dividend policy and management does not anticipate any impact in the future. Procedures exist to transfer net assets between the Company and its subsidiaries, while ensuring compliance with the various contractual and regulatory constraints. As of December 31, 2011, the aggregate amount of net assets of subsidiaries that are restricted to be transferred to American Express' Parent Company (Parent Company) was approximately $9.4 billion.

BANK HOLDING COMPANY DIVIDEND RESTRICTIONS

The Company is limited in its ability to pay dividends by the Federal Reserve which could prohibit a dividend that would be considered an unsafe or unsound banking practice. It is the policy of the Federal Reserve that bank holding companies generally should pay dividends on common stock only out of net income available to common shareholders generated over the past year, and only if prospective earnings retention is consistent with the organization's current and expected future capital needs, asset quality and overall financial condition. Moreover, bank holding companies are required by statue to be a source of strength to their insured depository institution subsidiaries and should not maintain dividend levels that undermine their ability to do so. On an annual basis, the Company is required to develop and maintain a capital plan, which includes planned dividends over a two-year horizon, and to submit the capital plan to the Federal Reserve for approval.

BANKS' DIVIDEND RESTRICTIONS

In the year ended December 31, 2011, Centurion Bank and FSB paid dividends from retained earnings to its parent of $1.5 billion and $550 million, respectively. No dividends were paid in 2010 and 2009.

The Banks are subject to statutory and regulatory limitations on their ability to pay dividends. The total amount of dividends which may be paid at any date, subject to supervisory considerations of the Banks' regulators, is generally limited to the retained earnings of the respective bank. As of December 31, 2011 and 2010, the Banks' retained earnings, in the aggregate, available for the payment of dividends were $4.6 billion and $3.6 billion, respectively. In determining the dividends to pay its parent, the Banks must also consider the effects on applicable risk-based capital and leverage ratio requirements, as well as policy statements of the federal regulatory agencies. In addition, the Banks' banking regulators have authority to limit or prohibit the payment of a dividend by the Banks under a number of circumstances, including, if, in the banking regulator's opinion, payment of a dividend would constitute an unsafe or unsound banking practice in light of the financial condition of the banking organization.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies Disclosure [Abstract]
Contingencies

NOTE 24

commitments and contingencies

legal contingencies

The Company and its subsidiaries are involved in a number of legal proceedings concerning matters arising in connection with the conduct of their respective business activities and are periodically subject to governmental examinations (including by regulatory authorities), information gathering requests, subpoenas, inquiries and investigations (collectively, governmental examinations). As of December 31, 2011, the Company and various of its subsidiaries were named as a defendant or were otherwise involved in numerous legal proceedings and governmental examinations in various jurisdictions, both in the United States and outside the United States. The Company discloses certain of its more significant legal proceedings and governmental examinations under “Legal Proceedings” in its Annual Report on Form 10-K for the year ended December 31, 2011 (Legal Proceedings).

The Company has recorded liabilities for certain of its outstanding legal proceedings and governmental examinations. A liability is accrued when it is both (a) probable that a loss with respect to the legal proceeding has occurred and (b) the amount of loss can be reasonably estimated (although, as discussed below, there may be an exposure to loss in excess of the accrued liability). The Company evaluates, on a quarterly basis, developments in legal proceedings and governmental examinations that could cause an increase or decrease in the amount of the liability that has been previously accrued.

The Company's legal proceedings range from cases brought by a single plaintiff to class actions with hundreds of thousands of putative class members. These legal proceedings, as well as governmental examinations, involve various lines of business of the Company and a variety of claims (including, but not limited to, common law tort, contract, antitrust and consumer protection claims), some of which present novel factual allegations and/or unique legal theories. While some matters pending against the Company specify the damages claimed by the plaintiff, many seek a not-yet-quantified amount of damages or are at very early stages of the legal process. Even when the amount of damages claimed against the Company are stated, the claimed amount may be exaggerated and/or unsupported. As a result, some matters have not yet progressed sufficiently through discovery and/or development of important factual information and legal issues to enable the Company to estimate a range of possible loss.

Other matters have progressed sufficiently through discovery and/or development of important factual information and legal issues such that the Company is able to estimate a range of possible loss. Accordingly, for those legal proceedings and governmental examinations disclosed or referred to in Legal Proceedings as to which a loss is reasonably possible in future periods, whether in excess of a related accrued liability or where there is no accrued liability, and for which the Company is able to estimate a range of possible loss, the current estimated range is zero to $510 million in excess of the accrued liability (if any) related to those matters. This aggregate range represents management's estimate of possible loss with respect to these matters and is based on currently available information. This estimated range of possible loss does not represent the Company's maximum loss exposure. The legal proceedings and governmental examinations underlying the estimated range will change from time to time and actual results may vary significantly from the current estimate.

Based on its current knowledge, and taking into consideration its litigation-related liabilities, the Company believes it is not a party to, nor are any of its properties the subject of, any pending legal proceeding or governmental examination that would have a material adverse effect on the Company's consolidated financial condition or liquidity. However, in light of the uncertainties involved in such matters, the ultimate outcome of a particular matter could be material to the Company's operating results for a particular period depending on, among other factors, the size of the loss or liability imposed and the level of the Company's income for that period.

visa and mastercard settlements

As previously disclosed, the Company reached settlement agreements with Visa and MasterCard. Under the terms of the settlement agreements, the Company received aggregate maximum payments of $4.05 billion. The settlement with Visa comprised an initial payment of $1.13 billion ($700 million after-tax) that was recorded as a gain in 2007. Having met quarterly performance criteria, the Company recognized $280 million ($172 million after-tax) from Visa in each of the years 2011, 2010 and 2009, and $300 million ($186 million after-tax) from MasterCard in 2011, and $600 million ($372 million after-tax) from MasterCard in 2010 and 2009. These payments are included in other, net expenses within Corporate & Other. During the second and fourth quarter of 2011, the Company received the final payments on the MasterCard and Visa litigation settlements, respectively.

other contingencies

The Company also has contingent obligations to make payments under contractual agreements entered into as part of the ongoing operation of the Company's business, primarily with co-brand partners. The contingent obligations under such arrangements were approximately $5.3 billion as of December 31, 2011.

rent expense and lease commitments

The Company leases certain facilities and equipment under noncancelable and cancelable agreements. The total rental expense amounted to $280 million in 2011, $250 million in 2010 and $362 million in 2009 (including lease termination penalties of $36 million).

As of December 31, 2011, the minimum aggregate rental commitment under all noncancelable operating leases (net of subleases of $27 million) was as follows:

(Millions)
2012	$255
2013	221
2014	201
2015	160
2016	119
Thereafter	1,048
Total	$2,004

As of December 31, 2011, the Company's future minimum lease payments under capital leases or other similar arrangements is approximately $11 million per annum from 2012 through 2013, $12 million in 2014, $5 million in 2015 through 2016, and $29 million thereafter.

Reportable Operating Segment	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Abstract]
Reportable Operating Segments

NOTE 25

reportable operating segments and geographic operations

reportable operating segments

The Company is a leading global payments and travel company that is principally engaged in businesses comprising four reportable operating segments: USCS, ICS, GCS and GNMS.

The Company considers a combination of factors when evaluating the composition of its reportable operating segments, including the results reviewed by the chief operating decision maker, economic characteristics, products and services offered, classes of customers, product distribution channels, geographic considerations (primarily United States versus non-U.S.), and regulatory environment considerations. The following is a brief description of the primary business activities of the Company's four reportable operating segments:

  USCS issues a wide range of card products and services to consumers and small businesses in the United States, and provides consumer travel services to cardmembers and other consumers.
  ICS issues proprietary consumer and small business cards outside the United States.
  GCS offers global corporate payment and travel-related products and services to large and mid-sized companies.
  GNMS operates a global payments network which processes and settles proprietary and non-proprietary card transactions. GNMS acquires merchants and provides point-of-sale products, multi-channel marketing programs and capabilities, services and data, leveraging the Company's global closed-loop network. It provides ATM services and enters into partnership agreements with third-party card issuers and acquirers, licensing the American Express brand and extending the reach of the global network.

Corporate functions and auxiliary businesses, including the Company's publishing business, the Enterprise Growth Group (including the Global Prepaid Group), as well as other company operations are included in Corporate & Other.

Beginning in the first quarter of 2011, the Company changed its segment allocation methodology to better align segment reporting with the Company's previously announced management reorganization, which had been implemented over the several prior quarters. The reorganization included the formation of the Enterprise Growth Group, which is reported in Corporate & Other. The group consists of three core business units: Online and Mobile, Fee Based Services and Global Payment Options (formerly known as Global Prepaid). Starting in the first quarter of 2011, certain business activities such as LoyaltyEdge and Foreign Exchange Services (formerly known as Global Foreign Exchange Services) that were previously managed and reported in the USCS and GCS operating segments, respectively, are now managed by Enterprise Growth. The reorganization also included consolidation of certain corporate support functions into the Global Services organization. Greater centralization of activities has led to modifications in the costs being allocated from Corporate & Other to the reportable operating segments starting in the first quarter of 2011. Prior period segment results have been revised for these changes.

The following table presents certain selected financial information as of or for the years ended December 31, 2011, 2010 and 2009.

					Corporate &
(Millions, except where indicated)	USCS	ICS	GCS	GNMS	Other	(a)	Consolidated
2011
Non-interest revenues	$10,648	$4,361	$4,880	$4,713	$719		$25,321
Interest income	5,230	1,304	9	5	413		6,961
Interest expense	807	426	264	(224)	1,047		2,320
Total revenues net of interest expense	15,071	5,239	4,625	4,942	85		29,962
Total provision	687	268	76	75	6		1,112
Pretax income (loss) from continuing operations	4,129	762	1,075	1,979	(989)		6,956
Income tax provision (benefit)	1,449	39	337	686	(454)		2,057
Income (loss) from continuing operations	$2,680	$723	$738	$1,293	$(535)		$4,899
Total equity (billions)	$8.8	$2.8	$3.6	$2.0	$1.8		$19.0
2010
Non-interest revenues	$9,884	$3,678	$4,347	$4,101	$703		$22,713
Interest income	5,390	1,393	7	4	498		7,292
Interest expense	812	428	227	(200)	1,156		2,423
Total revenues net of interest expense	14,462	4,643	4,127	4,305	45		27,582
Total provision	1,591	392	157	61	6		2,207
Pretax income (loss) from continuing operations	3,504	589	723	1,589	(441)		5,964
Income tax provision (benefit)	1,279	52	273	564	(261)		1,907
Income (loss) from continuing operations	$2,225	$537	$450	$1,025	$(180)		$4,057
Total equity (billions)	$7.4	$2.2	$3.7	$1.9	$1.0		$16.2
2009
Non-interest revenues	$9,443	$3,442	$3,882	$3,586	$859		$21,212
Interest income	3,216	1,509	5	1	600		5,331
Interest expense	568	427	180	(177)	1,209		2,207
Total revenues net of interest expense	12,091	4,524	3,707	3,764	250		24,336
Total provision	3,769	1,211	177	135	21		5,313
Pretax income (loss) from continuing operations	575	271	475	1,449	71		2,841
Income tax provision (benefit)	171	(59)	144	510	(62)		704
Income (loss) from continuing operations	$404	$330	$331	$939	$133		$2,137
Total equity (billions)	$6.0	$2.3	$3.7	$1.4	$1.0		$14.4

  Corporate & Other includes adjustments and eliminations for intersegment activity.

Total Revenues Net of Interest Expense

The Company allocates discount revenue and certain other revenues among segments using a transfer pricing methodology. Segments earn discount revenue based on the volume of merchant business generated by cardmembers. Within the USCS, ICS and GCS segments, discount revenue reflects the issuer component of the overall discount rate; within the GNMS segment, discount revenue reflects the network and merchant component of the overall discount rate. Total interest income and net card fees are directly attributable to the segment in which they are reported.

Provisions for Losses

The provisions for losses are directly attributable to the segment in which they are reported.

Expenses

Marketing, promotion, rewards and cardmember services expenses are reflected in each segment based on actual expenses incurred, with the exception of brand advertising, which is reflected in the GNMS segment. Rewards and cardmember services expenses are reflected in each segment based on actual expenses incurred within each segment. Salaries and employee benefits and other operating expenses reflect expenses such as professional services, occupancy and equipment and communications incurred directly within each segment. In addition, expenses related to the Company's support services, such as technology costs, are allocated to each segment based on support service activities directly attributable to the segment.

Other overhead expenses, such as staff group support functions, are allocated from Corporate & Other to the other segments based on each segment's relative level of pretax income. Financing requirements are managed on a consolidated basis. Funding costs are allocated based on segment funding requirements.

Capital

Each business segment is allocated capital based on established business model operating requirements, risk measures and regulatory capital requirements. Business model operating requirements include capital needed to support operations and specific balance sheet items. The risk measures include considerations for credit, market and operational risk.

Income Taxes

Income tax provision (benefit) is allocated to each business segment based on the effective tax rates applicable to various businesses that make up the segment.

geographic operations

The following table presents the Company's total revenues net of interest expense and pretax income (loss) from continuing operations in different geographic regions:

(Millions)	United States	EMEA	(a)	JAPA	(a)	LACC	(a)	Other Unallocated	(b)	Consolidated
2011(c)
Total revenues net of interest expense	$21,254	$3,551		$3,071		$2,706		$(620)		$29,962
Pretax income (loss) from continuing operations	$6,971	$620		$430		$583		$(1,648)		$6,956
2010(c)
Total revenues net of interest expense	$19,976	$3,132		$2,630		$2,451		$(607)		$27,582
Pretax income (loss) from continuing operations	$6,137	$444		$273		$469		$(1,359)		$5,964
2009(c)
Total revenues net of interest expense	$17,328	$3,152		$2,229		$2,314		$(687)		$24,336
Pretax income (loss) from continuing operations	$3,194	$319		$187		$276		$(1,135)		$2,841

  EMEA represents Europe, Middle East and Africa; JAPA represents Japan, Asia/Pacific and Australia; and LACC represents Latin America, Canada and Caribbean.
  Other Unallocated includes net costs which are not directly allocable to specific geographic regions, including costs related to the net negative interest spread on excess liquidity funding and executive office operations expenses.
  The data in the above table is, in part, based upon internal allocations, which necessarily involve management's judgment. Certain revisions and reclassifications have been made to prior years' amounts to conform to 2011 presentation and internal allocation methodology.

Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 26

parent company

Parent Company – Condensed Statements of Income

Years Ended December 31 (Millions)	2011	2010		2009
Revenues
Non-interest revenues
Gain on sale of securities	$15	$	―	$211
Other	3		8	4
Total non-interest revenues	18		8	215
Interest income	142		136	142
Interest expense	(633)		(638)	(562)
Total revenues net of interest expense	(473)		(494)	(205)
Expenses
Salaries and employee benefits	173		153	111
Other	186		117	161
Total	359		270	272
Pretax loss	(832)		(764)	(477)
Income tax benefit	(346)		(292)	(164)
Net loss before equity in net income of
subsidiaries and affiliates	(486)		(472)	(313)
Equity in net income of subsidiaries and
affiliates	5,385		4,529	2,450
Income from continuing operations	4,899		4,057	2,137
Income (loss) from discontinued operations,
net of tax	36		―	(7)
Net income	$4,935		$4,057	$2,130

parent company – condensed balance sheets

As of December 31 (Millions)	2011	2010
Assets
Cash and cash equivalents	$6,914	$5,267
Investment securities	360	475
Equity in net assets of subsidiaries and
affiliates of continuing operations	17,374	15,603
Accounts receivable, less reserves	53	831
Premises and equipment — at cost,
less accumulated depreciation: 2011, $44;
2010, $41	96	73
Loans to affiliates	5,132	4,942
Due from subsidiaries	1,363	1,196
Other assets	769	458
Total assets	$32,061	$28,845
Liabilities and Shareholders’ Equity
Liabilities
Accounts payable and other liabilities	$1,466	$1,366
Due to affiliates	823	911
Short-term affiliate debt	895	―
Long-term debt	10,083	10,338
Total liabilities	13,267	12,615
Shareholders’ equity
Common shares	232	238
Additional paid-in capital	12,217	11,937
Retained earnings	7,221	4,972
Accumulated other comprehensive loss	(876)	(917)
Total shareholders’ equity	18,794	16,230
Total liabilities and shareholders’ equity	$32,061	$28,845

supplemental disclosure

The Parent Company guarantees up to $40 million of indebtedness under a line of credit that its subsidiary has with a bank. As of December 31, 2011, there were no draw downs against this line.

Parent Company – Condensed Statements of Cash Flows

Years Ended December 31 (Millions)	2011	2010	2009
Cash Flows from Operating Activities
Net income	$4,935	$4,057	$2,130
Adjustments to reconcile net income to cash provided by operating activities:
Equity in net (income) loss of subsidiaries and affiliates:
— Continuing operations	(5,385)	(4,530)	(2,450)
— Discontinued operations	(36)	―	7
Dividends received from subsidiaries and affiliates	3,773	1,999	1,103
Gain on sale of securities	(15)	―	(211)
Other operating activities, primarily with subsidiaries	671	(39)	246
Net cash provided by operating activities	3,943	1,487	825
Cash Flows from Investing Activities
Sale/redemption of investments	20	9	361
Premises and equipment	(35)	(32)	(20)
Loans to affiliates	(189)	(1,064)	2,665
Purchase of investments	(2)	(3)	―
Investments in affiliates	(18)	―	―
Net cash (used in) provided by investing activities	(224)	(1,090)	3,006
Cash Flows from Financing Activities
Issuance of debt	―	―	3,000
Principal payment of debt	(400)	―	(505)
Short-term affiliate debt	895	―	―
Long-term affiliate debt	―	(15)	―
Issuance of American Express Series A preferred shares and warrants	―	―	3,389
Issuance of American Express common shares and other	594	663	614
Repurchase of American Express Series A preferred shares	―	―	(3,389)
Repurchase of American Express stock warrants	―	―	(340)
Repurchase of American Express common shares	(2,300)	(590)	―
Dividends paid	(861)	(867)	(924)
Net cash (used in) provided by financing activities	(2,072)	(809)	1,845
Net change in cash and cash equivalents	1,647	(412)	5,676
Cash and cash equivalents at beginning of year	5,267	5,679	3
Cash and cash equivalents at end of year	$6,914	$5,267	$5,679

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

NOTE 27

quarterly financial data (unaudited)

(Millions, except per share amounts)	2011				2010
Quarters Ended	12/31	9/30	6/30	3/31	12/31(a)	9/30	6/30	3/31
Total revenues net of interest expense	$7,742	$7,571	$7,618	$7,031	$7,244	$6,973	$6,805	$6,560
Pretax income from continuing operations	1,748	1,711	1,765	1,732	1,477	1,640	1,595	1,252
Income from continuing operations	1,192	1,235	1,295	1,177	1,062	1,093	1,017	885
Income from discontinued operations	―	―	36	―	―	―	―	―
Net income	1,192	1,235	1,331	1,177	1,062	1,093	1,017	885
Earnings Per Common Share — Basic:
Continuing operations	$1.02	$1.04	$1.08	$0.98	$0.88	$0.91	$0.84	$0.74
Discontinued operations	―	―	0.03	―	―	―	―	―
Net income	$1.02	$1.04	$1.11	$0.98	$0.88	$0.91	$0.84	$0.74
Earnings Per Common Share — Diluted:
Continuing operations	$1.01	$1.03	$1.07	$0.97	$0.88	$0.90	$0.84	$0.73
Discontinued operations	―	―	0.03	―	―	―	―	―
Net income	$1.01	$1.03	$1.10	$0.97	$0.88	$0.90	$0.84	$0.73
Cash dividends declared per common share	$0.18	$0.18	$0.18	$0.18	$0.18	$0.18	$0.18	$0.18
Common share price:
High	$52.35	$53.80	$51.97	$46.93	$46.78	$45.68	$49.19	$43.25
Low	$41.30	$42.03	$45.10	$42.19	$37.33	$38.42	$37.13	$36.60

  The results of operations for the quarter ended December 31, 2010 include restructuring charges in the amount of $98 million. Refer to Note 16 for further discussion of these items.

Significant Accounting Policies (Policies)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2008
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

principles of consolidation

The Consolidated Financial Statements of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). All significant intercompany transactions are eliminated.

Effective January 1, 2010, the Company adopted ASU No. 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets, and ASU No. 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, which required the Company to include the securitized cardmember loans and related debt securities issued to third parties by the American Express Credit Account Master Trust (the Lending Trust) in the Consolidated Balance Sheets.  Adoption of these standards (generally referred to herein as new GAAP governing consolidations and VIEs)  reduced shareholders' equity in the amount of $1.8 billion as of January 1, 2010, primarily for the after-tax effect of establishing the additional reserve for losses on cardmember loans and for reversing the unrealized gains on the retained subordinated securities. The components of securitization income, net for the cardmember loans and long-term debt, are now recorded in other commissions and fees, interest income and interest expense. Results for 2009 and prior periods have not been revised.

The Company consolidates all entities in which the Company holds a “controlling financial interest.” For voting interest entities, the Company is considered to hold a controlling financial interest when the Company is able to exercise control over the investees' operating and financial decisions. For variable interest entities (VIEs), the Company is considered to hold a controlling financial interest when it is determined to be the primary beneficiary. A primary beneficiary is a party that has both: (1) the power to direct the activities of a VIE that most significantly impact that entity's economic performance, and (2) the obligation to absorb losses, or the right to receive benefits, from the VIE that could potentially be significant to the VIE. The determination of whether an entity is a VIE is based on the amount and characteristics of the entity's equity.

Entities in which the Company's voting interest in common equity does not provide the Company with control, but allows the Company to exert significant influence over their financial and operating decisions, are accounted for under the equity method. All other investments in equity securities, to the extent that they are not considered marketable securities, are accounted for under the cost method.

Foreign Currency

foreign currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the end of each year. The resulting translation adjustments, along with any related qualifying hedge and tax effects, are included in accumulated other comprehensive (loss) income (AOCI), a component of shareholders' equity. Translation adjustments, including qualifying hedge and tax effects, are reclassified to earnings upon the sale or substantial liquidation of investments in foreign operations. Revenues and expenses are translated at the average month-end exchange rates during the year. Gains and losses related to transactions in a currency other than the functional currency, including operations outside the United States where the functional currency is the U.S. dollar, are reported net in the Company's Consolidated Statements of Income, in other non-interest revenue, interest income, interest expense, or other, net expense, depending on the nature of the activity. Net foreign currency transaction gains amounted to approximately $145 million, $138 million and $205 million in 2011, 2010 and 2009, respectively.

Estimates & Assumptions

amounts based on estimates and assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. These estimates are based, in part, on management's assumptions concerning future events. Among the more significant assumptions are those that relate to reserves for cardmember losses relating to loans and charge card receivables, reserves for Membership Rewards costs, fair value measurement, goodwill and income taxes. These accounting estimates reflect the best judgment of management, but actual results could differ.

Total Revenues Net of Interest Expense

total revenues net of interest expense

Discount Revenue

Discount revenue represents fees charged to merchants with which the Company, or its GNS partners, has entered into card acceptance agreements for facilitating transactions between the merchants and the Company's cardmembers. The discount generally is deducted from the payment to the merchant and recorded as discount revenue at the time the charge is captured.

Net Card Fees

Card fees are deferred and recognized on a straight-line basis over the 12-month card membership period, net of deferred direct card acquisition costs and a reserve for projected membership cancellations. Charge card fees are recognized in net card fees in the Consolidated Statements of Income and the unamortized net card fee balance is reported in other liabilities on the Consolidated Balance Sheets (refer to Note 11). Loan product fees are considered an enhancement to the yield on the product, and are recognized in interest and fees on loans in the Consolidated Statements of Income. The unamortized net card fee balance for lending products is reported net in cardmember loans on the Consolidated Balance Sheets (refer to Note 4).

Travel Commissions and Fees

The Company earns travel commissions and fees by charging clients transaction or management fees for selling and arranging travel and for travel management services. Client transaction fee revenue is recognized at the time the client books the travel arrangements. Travel management services revenue is recognized over the contractual term of the agreement. The Company's travel suppliers (for example, airlines, hotels and car rental companies) pay commissions and fees on tickets issued, sales and other services based on contractual agreements. Commissions and fees from travel suppliers are generally recognized at the time a ticket is purchased or over the term of the contract. Commissions and fees that are based on services rendered (for example, hotel stays and car rentals) are recognized based on usage.

Other Commissions and Fees

Other commissions and fees include foreign currency conversion fees, delinquency fees, service fees and other card related assessments, which are recognized primarily in the period in which they are charged to the cardmember (refer to Note 19). Also included are fees related to the Company's Membership Rewards program, which are deferred and recognized over the period covered by the fee. The unamortized Membership Rewards fee balance is included in other liabilities on the Consolidated Balance Sheets (refer to Note 11).

Contra-revenue

The Company regularly makes payments through contractual arrangements with merchants, corporate payments clients and certain other customers. Payments to customers, including cash rebates paid to cardmembers, are generally classified as contra-revenue unless a specifically identifiable benefit (e.g., goods or services) is received by the Company or its cardmembers in consideration for that payment and the fair value of such benefit is determinable and measurable. If no such benefit is identified, then the entire payment is classified as contra-revenue and included within total non-interest revenues in the Consolidated Statements of Income in the line item where the related transaction revenues are recorded (e.g., discount revenue, travel commissions and fees and other commissions and fees). If such a benefit is identified, then the payment is classified as expense up to the estimated fair value of the benefit.

Interest Income

Interest on owned loans is assessed using the average daily balance method. Unless the loan is classified as non-accrual, interest is recognized based upon the loan principal amount outstanding in accordance with the terms of the applicable account agreement until the outstanding balance is paid or written off.

Interest and dividends on investment securities primarily relates to the Company's performing fixed-income securities. Interest income is accrued as earned using the effective interest method, which adjusts the yield for security premiums and discounts, fees and other payments, so that a constant rate of return is recognized on the investment security's outstanding balance. Amounts are recognized until such time as a security is in default or when it is likely that future interest payments will not be received as scheduled.

Interest on deposits with banks and other is recognized as earned, and primarily relates to the placement of cash in interest-bearing time deposits, overnight sweep accounts, and other interest-bearing demand and call accounts.

Interest Expense

Interest expense includes interest incurred primarily to fund cardmember loans, charge card product receivables, general corporate purposes, and liquidity needs, and is recognized as incurred. Interest expense is divided principally into three categories: (i) deposits, which primarily relates to interest expense on deposits taken from customers and institutions, (ii) short-term borrowings, which primarily relates to interest expense on commercial paper, federal funds purchased, bank overdrafts and other short-term borrowings, and (iii) long-term debt, which primarily relates to interest expense on the Company's long-term financing.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from banks, interest-bearing bank balances, including securities purchased under resale agreements, and other highly liquid investments with original maturities of 90 days or less.

Premises and Equipment

Premises and Equipment

Premises and equipment, including leasehold improvements, are carried at cost less accumulated depreciation. Costs incurred during construction are capitalized and are depreciated once an asset is placed in service. Depreciation is generally computed using the straight-line method over the estimated useful lives of assets, which range from 3 to 10 years for equipment, furniture and building improvements. Premises are depreciated based upon their estimated useful life at the acquisition date, which generally ranges from 30 to 50 years.

Leasehold improvements are depreciated using the straight-line method over the lesser of the remaining term of the leased facility or the economic life of the improvement, which ranges from 5 to 10 years. The Company maintains operating leases worldwide for facilities and equipment. Rent expense for facility leases is recognized ratably over the lease term, and includes adjustments for rent concessions, rent escalations and leasehold improvement allowances. The Company accounts for lease restoration obligations in accordance with applicable GAAP, which requires recognition of the fair value of restoration liabilities when incurred, and amortization of restoration assets over the lease term.

Software development costs

The Company capitalizes certain costs associated with the acquisition or development of internal-use software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software's estimated useful life, generally 5 years.

Fair Value [Abstract]
Fair Values

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date, and is based on the Company's principal or most advantageous market for the specific asset or liability.

GAAP provides for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

  Level 1 ― Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 ― Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:

              -       Quoted prices for similar assets or liabilities in active markets

              -        Quoted prices for identical or similar assets or liabilities in markets that are not active

              -        Inputs other than quoted prices that are observable for the asset or liability

       -       Inputs that are derived principally from or corroborated by observable market data by correlation or other means

  Level 3 ― Inputs that are unobservable and reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows).

GAAP requires disclosure of the estimated fair value of all financial instruments. A financial instrument is defined as cash, evidence of an ownership in an entity, or a contract between two entities to deliver cash or another financial instrument or to exchange other financial instruments. The disclosure requirements for the fair value of financial instruments exclude leases, equity method investments, affiliate investments, pension and benefit obligations, insurance contracts and all non-financial instruments.

valuation techniques used in measuring fair value

For the financial assets and liabilities measured at fair value on a recurring basis (categorized in the valuation hierarchy table on the previous page) the Company applies the following valuation techniques to measure fair value:

Investment Securities

  When available, quoted market prices in active markets are used to determine fair value. Such investment securities are classified within Level 1 of the fair value hierarchy.
  When quoted prices in an active market are not available, the fair values for the Company's investment securities are obtained primarily from pricing services engaged by the Company, and the Company receives one price for each security. The fair values provided by the pricing services are estimated using pricing models, where the inputs to those models are based on observable market inputs. The inputs to the valuation techniques applied by the pricing services vary depending on the type of security being priced but are typically benchmark yields, benchmark security prices, credit spreads, prepayment speeds, reported trades and broker-dealer quotes, all with reasonable levels of transparency. The pricing services did not apply any adjustments to the pricing models used. In addition, the Company did not apply any adjustments to prices received from the pricing services. The Company classifies the prices obtained from the pricing services within Level 1 or Level 2 of the fair value hierarchy because the underlying inputs are directly observable from active markets or recent trades of similar securities in inactive markets. However, the pricing models used do entail a certain amount of subjectivity and therefore differing judgments in how the underlying inputs are modeled could result in different estimates of fair value.

The Company reaffirms its understanding of the valuation techniques used by its pricing services at least annually. In addition, the Company corroborates the prices provided by its pricing services to test their reasonableness by comparing their prices to valuations from different pricing sources as well as comparing prices to the sale prices received from sold securities. Refer to Note 6 for additional fair value information.

Derivative Financial Instruments

The fair value of the Company's derivative financial instruments, which could be assets or liabilities on the Consolidated Balance Sheets, is estimated by a third-party valuation service that uses proprietary pricing models or by internal pricing models, where the inputs to those models are readily observable from actively quoted markets. The pricing models used are consistently applied and reflect the contractual terms of the derivatives, including the period of maturity, and market-based parameters such as interest rates, foreign exchange rates, equity indices or prices, and volatility. The Company reaffirms its understanding of the valuation techniques used by its pricing services at least annually.

Credit valuation adjustments are necessary when the market parameters, such as a benchmark curve, used to value derivatives are not indicative of the credit quality of the Company or its counterparties. The Company considers the counterparty credit risk by applying an observable forecasted default rate to the current exposure. Refer to Note 12 for additional fair value information.

Accounts Receivable And Loans and Reserves For Cardmember Losses [Abstract]
Cardmember And Other Receivables

CARDMEMBER AND OTHER RECEIVABLES

Cardmember receivables, representing amounts due from charge payment product customers, are recorded at the time a cardmember enters into a point-of-sale transaction with a merchant. Each charge card transaction is authorized based on its likely economics reflecting a cardmember's most recent credit information and spend patterns. Global limits are established to limit the maximum exposure for the Company from high risk and some high spend charge cardmembers, and accounts of high risk, out-of-pattern charge cardmembers can be monitored even if they are current. Charge card customers generally must pay the full amount billed each month.

Cardmember receivable balances are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 5), and include principal and any related accrued fees

CARDMEMBER AND OTHER LOANS

Cardmember loans, representing amounts due from lending payment product customers, are recorded at the time a cardmember enters into a point-of-sale transaction with a merchant or when a charge card customer enters into an extended payment arrangement with the Company. The Company's lending portfolios primarily include revolving loans to cardmembers obtained through either their credit card accounts or the lending on charge feature of their charge card accounts. These loans have a range of terms such as credit limits, interest rates, fees and payment structures, which can be revised over time based on new information about cardmembers and in accordance with applicable regulations and the respective product's terms and conditions. Cardmembers holding revolving loans are typically required to make monthly payments greater than or equal to certain pre-established amounts. The amounts that cardmembers choose to revolve are subject to finance charges. When cardmembers fall behind their required payments, their accounts are monitored.

Cardmember loans are presented on the Consolidated Balance Sheets net of reserves for losses and unamortized net card fees and include accrued interest and fees receivable. The Company's policy generally is to cease accruing for interest receivable on a cardmember loan at the time the account is written off. The Company establishes reserves for interest that the Company believes will not be collected.

Impaired Loans and Receivables

impaired loans and receivables

Impaired loans and receivables are defined by GAAP as individual larger balance or homogeneous pools of smaller balance restructured loans and receivables for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan and receivable agreement. The Company considers impaired loans and receivables to include: (i) loans over 90 days past due still accruing interest, (ii) non-accrual loans, and (iii) loans and receivables modified as troubled debt restructurings (TDRs).

The Company may modify, through various company sponsored programs, cardmember loans and receivables in instances where the cardmember is experiencing financial difficulty to minimize losses to the Company while providing cardmembers with temporary or permanent financial relief. The Company has classified cardmember loans and receivables in these modification programs as TDRs. Such modifications to the loans and receivables may include (i) reducing the interest rate (as low as zero percent, in which case the loan is characterized as non-accrual in the Company's TDR disclosures), (ii) reducing the outstanding balance (in the event of a settlement), (iii) suspending delinquency fees until the cardmember exits the TDR program, and (iv) placing the cardmember on a fixed payment plan not exceeding 60 months. Upon entering the modification program, the cardmember's ability to make future purchases is either cancelled, or in certain cases suspended until the cardmember successfully exits the TDR program. In accordance with the modification agreement with the cardmember, loans with modified terms will revert back to their original contractual terms (including their contractual interest rate) when they exit the TDR program, either (i) when all payments have been made in accordance with the modification agreement or (ii) in the event that a payment is not made in accordance with the modification agreement and the cardmember defaults out of the program. In either case, in accordance with its normal policy, the Company establishes a reserve for cardmember interest charges that it believes will not be collected.

The performance of a loan or a receivable modified as a TDR is closely monitored to understand its impact on the Company's reserve for losses. Though the ultimate success of these modification programs remains uncertain, the Company believes the programs improve the cumulative loss performance of such loans and receivables.

Reserves for cardmember loans and receivables modified as TDRs are determined by the difference between the cash flows expected to be received from the cardmember, taking into consideration the probability of subsequent defaults, discounted at the original effective interest rates, and the carrying value of the cardmember loan or receivable balance. The Company determines the original effective interest rate as the interest rate in effect prior to the imposition of any penalty rate. All changes in the impairment measurement, including the component due to the passage of time are included in the provision for losses within the Consolidated Statements of Income.

Reserves For Losses Policy [Abstract]
Reserves for losses

Reserves for losses relating to cardmember loans and receivables represent management's best estimate of the losses inherent in the Company's outstanding portfolio of loans and receivables. Management's evaluation process requires certain estimates and judgments.

       Reserves for these losses are primarily based upon statistical models that analyze portfolio performance and reflect management's judgment regarding overall reserve adequacy. The models take into account several factors, including loss migration rates and average losses and recoveries over an appropriate historical period. Management considers whether to adjust the models for specific factors such as increased risk in certain portfolios, impact of risk management initiatives on portfolio performance and concentration of credit risk based on factors such as vintage, industry or geographic regions. In addition, management may increase or decrease the reserves for losses on cardmember loans for other external environmental factors including leading economic and market indicators such as the unemployment rate, home price indices, Gross Domestic Product (GDP), non-farm payrolls, personal consumption expenditures index, consumer confidence index, bankruptcy filings and the legal and regulatory environment. Generally, due to the short-term nature of cardmember receivables, the impact of additional external factors on the losses inherent within the cardmember receivable portfolio is not significant. As part of this evaluation process, management also considers various reserve coverage metrics, such as reserves as a percentage of past due amounts, reserves as a percentage of cardmember receivables or loans and net write-off coverage.

Cardmember loans and receivables balances are written off when management deems amounts to be uncollectible, which is generally determined by the number of days past due and is typically no later than 180 days. Cardmember loans and receivables in bankruptcy or owed by deceased individuals are written off upon notification. Recoveries are recognized on a cash basis.

Investments [Abstract]
Investments

other-than-temporary impairment

Realized losses are recognized upon management's determination that a decline in fair value is other than temporary. The determination of other-than-temporary impairment is a subjective process, requiring the use of judgments and assumptions regarding the amount and timing of recovery. The Company reviews and evaluates its investments at least quarterly and more often, as market conditions may require, to identify investments that have indications of other-than-temporary impairments. It is reasonably possible that a change in estimate could occur in the near term relating to other-than-temporary impairment. Accordingly, the Company considers several factors when evaluating debt securities for other-than-temporary impairment including the determination of the extent to which the decline in fair value of the security is due to increased default risk for the specific issuer or market interest rate risk. With respect to increased default risk, the Company assesses the collectibility of principal and interest payments by monitoring issuers' credit ratings, related changes to those ratings, specific credit events associated with the individual issuers as well as the credit ratings of a financial guarantor, where applicable, and the extent to which amortized cost exceeds fair value and the duration and size of that difference. With respect to market interest rate risk, including benchmark interest rates and credit spreads, the Company assesses whether it has the intent to sell the securities and whether it is more likely than not that the Company will not be required to sell the securities before recovery of any unrealized losses.

The gross unrealized losses on state and municipal securities and all other debt securities can be attributed to higher credit spreads generally for state and municipal securities, higher credit spreads for specific issuers, changes in market benchmark interest rates, or a combination thereof, all as compared to those prevailing when the investment securities were acquired.

In assessing default risk on these investment securities, the Company has qualitatively considered the key factors identified above and determined that it expects to collect all of the contractual cash flows due on the investment securities.

Overall, for the investment securities in gross unrealized loss positions identified above, (i) the Company does not intend to sell the investment securities, (ii) it is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses, and (iii) the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairments during the periods presented.

Asset Securitization [Abstract]
Asset Securitizations

The Company periodically securitizes cardmember receivables and loans arising from its card business through the transfer of those assets to securitization trusts. The trusts then issue securities to third-party investors, collateralized by the transferred assets.

Cardmember receivables are transferred to the American Express Issuance Trust (the Charge Trust) and cardmember loans are transferred to the Lending Trust. The Charge Trust and the Lending Trust are consolidated by American Express Travel Related Services Company, Inc. (TRS), which is a consolidated subsidiary of the Company. The trusts are considered VIEs as they have insufficient equity at risk to finance their activities, which are to issue securities that are collateralized by the underlying cardmember receivables and loans.

Derivatives And Hedging Activities [Abstract]
Derivatives Policy

derivative financial instruments that qualify for hedge accounting

Derivatives executed for hedge accounting purposes are documented and designated as such when the Company enters into the contracts. In accordance with its risk management policies, the Company structures its hedges with very similar terms to the hedged items. The Company formally assesses, at inception of the hedge accounting relationship and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of the hedged items. These assessments usually are made through the application of a regression analysis method. If it is determined that a derivative is not highly effective as a hedge, the Company will discontinue the application of hedge accounting.

fair value hedges

A fair value hedge involves a derivative designated to hedge the Company's exposure to future changes in the fair value of an asset or a liability, or an identified portion thereof that is attributable to a particular risk.

derivatives not designated as hedges

The Company has derivatives that act as economic hedges, but are not designated as such for hedge accounting purposes. Foreign currency transactions and non-U.S. dollar cash flow exposures from time to time may be partially or fully economically hedged through foreign currency contracts, primarily foreign exchange forwards, options and cross-currency swaps. These hedges generally mature within one year. Foreign currency contracts involve the purchase and sale of a designated currency at an agreed upon rate for settlement on a specified date. The changes in the fair value of the derivatives effectively offset the related foreign exchange gains or losses on the underlying balance sheet exposures. From time to time, the Company may enter into interest rate swaps to specifically manage funding costs related to its proprietary card business.

Cash Flow Hedges

A cash flow hedge involves a derivative designated to hedge the Company's exposure to variable future cash flows attributable to a particular risk. Such exposures may relate to either an existing recognized asset or liability or a forecasted transaction. The Company hedges existing long-term variable-rate debt, the rollover of short-term borrowings and the anticipated forecasted issuance of additional funding through the use of derivatives, primarily interest rate swaps. These derivative instruments synthetically convert floating-rate debt obligations to fixed-rate obligations for the duration of the instrument. As of December 31, 2011 and 2010, the Company hedged $##D<FN12P1C> million and $##D<FN12P1CC> billion of its floating-rate debt using interest rate swaps, respectively.

For derivatives designated as cash flow hedges, the effective portion of the gain or loss on the derivatives is recorded in AOCI and reclassified into earnings when the hedged cash flows are recognized in earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income in the same line item in which the hedged instrument or transaction is recognized, primarily in interest expense. Any ineffective portion of the gain or loss on the derivatives is reported as a component of other, net expenses. If a cash flow hedge is de-designated or terminated prior to maturity, the amount previously recorded in AOCI is recognized into earnings over the period that the hedged item impacts earnings. If a hedge relationship is discontinued because it is probable that the forecasted transaction will not occur according to the original strategy, any related amounts previously recorded in AOCI are recognized into earnings immediately.

In the normal course of business, as the hedged cash flows are recognized into earnings, the Company expects to reclassify $##D<FN12P1D> million of net pretax losses on derivatives from AOCI into earnings during the next 12 months.

Net Investment Hedges

A net investment hedge is used to hedge future changes in currency exposure of a net investment in a foreign operation. The Company primarily designates foreign currency derivatives, typically foreign exchange forwards, and on occasion foreign currency denominated debt, as hedges of net investments in certain foreign operations. These instruments reduce exposure to changes in currency exchange rates on the Company's investments in non-U.S. subsidiaries. The effective portion of the gain or loss on net investment hedges is recorded in AOCI as part of the cumulative translation adjustment. Any ineffective portion of the gain or loss on net investment hedges is recognized in other, net expenses during the period of change.

Income Tax Policy [Abstract]
Income taxes

The Company records a deferred income tax (benefit) provision when there are differences between assets and liabilities measured for financial reporting and for income tax return purposes. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse.

A valuation allowance is established when management determines that it is more likely than not that all or some portion of the benefit of the deferred tax assets will not be realized. The valuation allowances as of December 31, 2011 and 2010 are associated with net operating losses and other deferred tax assets in certain non-U.S. operations of the Company.

Interest and penalties relating to unrecognized tax benefits are reported in the income tax provision.

Income tax uncertainties

The Company is subject to the income tax laws of the United States, its states and municipalities and those of the foreign jurisdictions in which the Company operates. These tax laws are complex, and the manner in which they apply to the taxpayer's facts is sometimes open to interpretation. Given these inherent complexities, the Company must make judgments in assessing the likelihood that a tax position will be sustained upon examination by the taxing authorities based on the technical merits of the tax position. A tax position is recognized only when, based on management's judgment regarding the application of income tax laws, it is more likely than not that the tax position will be sustained upon examination. The amount of benefit recognized for financial reporting purposes is based on management's best judgment of the largest amount of benefit that is more likely than not to be realized on ultimate settlement with the taxing authority given the facts, circumstances and information available at the reporting date. The Company adjusts the level of unrecognized tax benefits when there is new information available to assess the likelihood of the outcome.

Other Assets [Abstract]
Goodwill and intangible assets policy

goodwill

Goodwill represents the excess of acquisition cost of an acquired company over the fair value of assets acquired and liabilities assumed. The Company assigns goodwill to its reporting units for the purpose of impairment testing. A reporting unit is defined as an operating segment, or a business that is one level below an operating segment for which discrete financial information is regularly reviewed by the operating segment manager. The Company evaluates goodwill for impairment annually as of June 30 and between annual tests if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The goodwill impairment test utilizes a two-step approach. The first step identifies whether there is potential impairment by comparing the fair value of a reporting unit to the carrying amount, including goodwill. If the fair value of a reporting unit is less than its carrying amount, the second step of the impairment test is required to measure the amount of any impairment loss. As of December 31, 2011 and 2010, goodwill was not impaired and there were no accumulated impairment losses.

Goodwill impairment testing involves management judgment, requiring an assessment of whether the carrying value of the reporting unit can be supported by its fair value using widely accepted valuation techniques. The Company uses a combination of the income approach (discounted cash flow method) and market approach (market multiples).

When preparing discounted cash flow models under the income approach, the Company uses internal forecasts to estimate future cash flows expected to be generated by the reporting units. Actual results may differ from forecasted results. The Company uses the expected cost of equity financing, estimated using a capital asset pricing model, to discount future cash flows for each reporting unit. The Company believes the discount rates used appropriately reflect the risks and uncertainties in the financial markets generally and specifically in the Company's internally developed forecasts. Further, to assess the reasonableness of the valuations derived from the discounted cash flow models, the Company also analyzes market-based multiples for similar industries of the reporting unit, where available.

Stock Plans [Abstract]
Stock-based Compensation policy

stock options

Each stock option has an exercise price equal to the market price of the Company's common stock on the date of grant and a contractual term of 10 years from the date of grant. Stock options generally vest 25 percent per year beginning with the first anniversary of the grant date.

restricted stock awards

RSAs are valued based on the stock price on the date of grant and generally vest 25 percent per year, beginning with the first anniversary of the grant date. RSA holders receive non-forfeitable dividends or dividend equivalents. The total fair value of shares vested during 2011, 2010 and 2009 was $221 million, $175 million and $44 million, respectively (based upon the Company's stock price at the vesting date).

The weighted-average grant date fair value of RSAs granted in 2011, 2010 and 2009, is $45.11, $38.63 and $18.04, respectively.

Liability-based awards

Certain employees are awarded PGs and other incentive awards that can be settled with cash or equity shares at the Company's discretion and final Compensation and Benefits Committee payout approval. These awards earn value based on performance and service conditions and vest over periods of one to three years.

PGs and other incentive awards are classified as liabilities and, therefore, the fair value is determined at the date of grant and remeasured quarterly as part of compensation expense over the performance and service periods. Cash paid upon vesting of these awards was $64 million, $64 million and $71 million in 2011, 2010 and 2009, respectively.

Other Liabilities [Abstract]
Membership Rewards Policy [Text Block]

MEMBERSHIP REWARDS

The Membership Rewards program allows enrolled cardmembers to earn points that can be redeemed for a broad range of rewards including travel, entertainment, retail certificates and merchandise. The Company establishes balance sheet reserves which represent management's best estimate of the future cost of points earned that are expected to be redeemed. An ultimate redemption rate and weighted average cost per point are key factors used to approximate Membership Rewards reserves. Management uses statistical and actuarial models to estimate ultimate redemption rates based on historical redemption trends, current enrollee redemption behavior, card product type, year of program enrollment, enrollment tenure and card spend levels. The weighted-average cost per point is determined using actual redemptions during the previous 12 months, revised as appropriate for recent changes in redemption costs.

The provision for the cost of Membership Rewards points is included in marketing, promotion, rewards and cardmember services expenses. The Company continually evaluates its reserve methodology and assumptions based on developments in redemption patterns, cost per point redeemed, contract changes and other factors.

Regulatory Matters And Capital Adequacy Policy [Abstract]
Description of Other Regulatory Limitations	RESTRICTED NET ASSETS OF SUBSIDIARIES Certain of the Company’s subsidiaries are subject to restrictions on the transfer of net assets under debt agreements and regulatory requirements. These restrictions have not had any effect on the Company’s shareholder dividend policy and management does not anticipate any impact in the future. Procedures exist to transfer net assets between the Company and its subsidiaries, while ensuring compliance with the various contractual and regulatory constraints. As of December 31, 2011, the aggregate amount of net assets of subsidiaries that are restricted to be transferred to American Express’ Parent Company (Parent Company) was approximately $9.4 billion. BANK HOLDING COMPANY DIVIDEND RESTRICTIONS The Company is limited in its ability to pay dividends by the Federal Reserve which could prohibit a dividend that would be considered an unsafe or unsound banking practice. It is the policy of the Federal Reserve that bank holding companies generally should pay dividends on common stock only out of net income available to common shareholders generated over the past year, and only if prospective earnings retention is consistent with the organization’s current and expected future capital needs, asset quality and overall financial condition. Moreover, bank holding companies are required by statue to be a source of strength to their insured depository institution subsidiaries and should not maintain dividend levels that undermine their ability to do so. On an annual basis, the Company is required to develop and maintain a capital plan, which includes planned dividends over a two-year horizon, and to submit the capital plan to the Federal Reserve for approval. BANKS’ DIVIDEND RESTRICTIONS In the year ended December 31, 2011, Centurion Bank and FSB paid dividends from retained earnings to its parent of $1.5 billion and $550 million, respectively. No dividends were paid in 2010 and 2009. The Banks are subject to statutory and regulatory limitations on their ability to pay dividends. The total amount of dividends which may be paid at any date, subject to supervisory considerations of the Banks’ regulators, is generally limited to the retained earnings of the respective bank. As of December 31, 2011 and 2010, the Banks’ retained earnings, in the aggregate, available for the payment of dividends were $4.6 billion and $3.6 billion, respectively. In determining the dividends to pay its parent, the Banks must also consider the effects on applicable risk-based capital and leverage ratio requirements, as well as policy statements of the federal regulatory agencies. In addition, the Banks’ banking regulators have authority to limit or prohibit the payment of a dividend by the Banks under a number of circumstances, including, if, in the banking regulator’s opinion, payment of a dividend would constitute an unsafe or unsound banking practice in light of the financial condition of the banking organization.
Retirement Plans [Abstract]
Retirement Plans

defined benefit pension plans

The Company's significant defined benefit pension plans cover certain employees in the United States and United Kingdom. Most employees outside the United States and United Kingdom are covered by local retirement plans, some of which are funded, while other employees receive payments at the time of retirement or termination under applicable labor laws or agreements. The Company complies with the minimum funding requirements in all countries.

The Company sponsors the U.S. American Express Retirement Plan (the Plan) for eligible employees in the United States. The Plan is a noncontributory defined benefit plan and a tax-qualified retirement plan subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan is closed to new entrants and existing participants no longer accrue future benefits. The Company funds retirement costs through a trust and complies with the applicable minimum funding requirements specified by ERISA.

The Plan is a cash balance plan and employees' accrued benefits are based on notional account balances, which are maintained for each individual. Employees' balances are credited daily with interest at a fixed rate. The interest rate varies from a minimum of 5 percent to a maximum equal to the lesser of (i) 10 percent or (ii) the applicable interest rate set forth in the Plan.

The Company also sponsors an unfunded non-qualified plan, the Retirement Restoration Plan (the RRP), for employees compensated above a certain level to supplement their pension benefits that are limited by the Internal Revenue Code. The RRP's terms generally parallel those of the Plan, except that the definitions of compensation and payment options differ.

For each plan, the net funded status is defined by GAAP governing retirement benefits as the difference between the fair value of plan assets and the respective plan's projected benefit obligation.

The net funded status amounts as of December 31, 2011 and 2010 are recognized in the Consolidated Balance Sheets in other liabilities.

The accumulated benefit obligation in a defined benefit pension plan is the present value of benefits earned to date by plan participants computed based on current compensation levels as contrasted to the projected benefit obligation, which is the present value of benefits earned to date by plan participants based on their expected future compensation at their projected retirement date.

The Company assumes a long-term rate of return on assets on a weighted-average basis. In developing this assumption, management considers expected and historical returns over 5 to 15 years based on the mix of assets in its plans.

The discount rate assumptions are determined using a model consisting of bond portfolios that match the cash flows of the plan's projected benefit payments based on the plan participants' service to date and their expected future compensation. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high-quality zero-coupon bonds whose maturity dates and amounts match the timing and amount of expected future benefit payments.

DEFINED CONTRIBUTION RETIREMENT PLANS

The Company sponsors defined contribution retirement plans, the principal plan being the Retirement Savings Plan (RSP), a 401(k) savings plan with a profit sharing component. The RSP is a tax-qualified retirement plan subject to ERISA and covers most employees in the United States. The RSP held 11 million and 12 million shares of American Express Common Stock as of December 31, 2011 and 2010, respectively, beneficially for employees. The Company matches employee contributions to the plan up to a maximum of 5 percent of total pay, subject to the limitations under the Internal Revenue Code (IRC). Additional annual conversion contributions of up to 8 percent of total pay are provided into the RSP for eligible employees. The Company also sponsors an RSP RRP, which is an unfunded non-qualified plan for employees whose RSP benefits are limited by the IRC and its terms generally parallel those of the RSP, except that the definitions of compensation and payment options differ. In addition, the RSP RRP was amended effective January 1, 2011 such that the Company matches employee contributions up to a maximum of 5 percent of total pay in excess of IRC compensation limits only to the extent the employee contributes to the plan.

The total expense for all defined contribution retirement plans globally was $252 million, $217 million and $118 million in 2011, 2010 and 2009, respectively. The increase in expense in 2010 primarily reflects the Company's reinstatement in January of the employer match and conversion contributions.

OTHER POSTRETIREMENT BENEFIT PLANS

The Company sponsors unfunded other postretirement benefit plans that provide health care and life insurance to certain retired U.S. employees.

The plans are unfunded and the obligations as of December 31, 2011 and 2010 are recognized in the Consolidated Balance Sheets in other liabilities.

The weighted-average discount rate used to determine net periodic benefit cost was 4.9 percent, 5.4 percent and 6.0 percent in 2011, 2010 and 2009, respectively. The discount rate assumption is determined by using a model consisting of bond portfolios that match the cash flows of the plan's projected benefit payments. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high-quality zero-coupon bonds whose maturity dates and amounts match the timing and amount of expected future benefit payments.

Commitments and Contingencies [Abstract]
Commitments and contingencies policy

legal contingencies

The Company and its subsidiaries are involved in a number of legal proceedings concerning matters arising in connection with the conduct of their respective business activities and are periodically subject to governmental examinations (including by regulatory authorities), information gathering requests, subpoenas, inquiries and investigations (collectively, governmental examinations). As of December 31, 2011, the Company and various of its subsidiaries were named as a defendant or were otherwise involved in numerous legal proceedings and governmental examinations in various jurisdictions, both in the United States and outside the United States. The Company discloses certain of its more significant legal proceedings and governmental examinations under “Legal Proceedings” in its Annual Report on Form 10-K for the year ended December 31, 2011 (Legal Proceedings).

The Company has recorded liabilities for certain of its outstanding legal proceedings and governmental examinations. A liability is accrued when it is both (a) probable that a loss with respect to the legal proceeding has occurred and (b) the amount of loss can be reasonably estimated (although, as discussed below, there may be an exposure to loss in excess of the accrued liability). The Company evaluates, on a quarterly basis, developments in legal proceedings and governmental examinations that could cause an increase or decrease in the amount of the liability that has been previously accrued.

The Company's legal proceedings range from cases brought by a single plaintiff to class actions with hundreds of thousands of putative class members. These legal proceedings, as well as governmental examinations, involve various lines of business of the Company and a variety of claims (including, but not limited to, common law tort, contract, antitrust and consumer protection claims), some of which present novel factual allegations and/or unique legal theories. While some matters pending against the Company specify the damages claimed by the plaintiff, many seek a not-yet-quantified amount of damages or are at very early stages of the legal process. Even when the amount of damages claimed against the Company are stated, the claimed amount may be exaggerated and/or unsupported. As a result, some matters have not yet progressed sufficiently through discovery and/or development of important factual information and legal issues to enable the Company to estimate a range of possible loss.

Other matters have progressed sufficiently through discovery and/or development of important factual information and legal issues such that the Company is able to estimate a range of possible loss. Accordingly, for those legal proceedings and governmental examinations disclosed or referred to in Legal Proceedings as to which a loss is reasonably possible in future periods, whether in excess of a related accrued liability or where there is no accrued liability, and for which the Company is able to estimate a range of possible loss, the current estimated range is zero to $510 million in excess of the accrued liability (if any) related to those matters. This aggregate range represents management's estimate of possible loss with respect to these matters and is based on currently available information. This estimated range of possible loss does not represent the Company's maximum loss exposure. The legal proceedings and governmental examinations underlying the estimated range will change from time to time and actual results may vary significantly from the current estimate.

Based on its current knowledge, and taking into consideration its litigation-related liabilities, the Company believes it is not a party to, nor are any of its properties the subject of, any pending legal proceeding or governmental examination that would have a material adverse effect on the Company's consolidated financial condition or liquidity. However, in light of the uncertainties involved in such matters, the ultimate outcome of a particular matter could be material to the Company's operating results for a particular period depending on, among other factors, the size of the loss or liability imposed and the level of the Company's income for that period.

Reportable Operating Segments And Geographic Operations [Abstract]
Segment reporting policy

reportable operating segments

The Company is a leading global payments and travel company that is principally engaged in businesses comprising four reportable operating segments: USCS, ICS, GCS and GNMS.

The Company considers a combination of factors when evaluating the composition of its reportable operating segments, including the results reviewed by the chief operating decision maker, economic characteristics, products and services offered, classes of customers, product distribution channels, geographic considerations (primarily United States versus non-U.S.), and regulatory environment considerations. The following is a brief description of the primary business activities of the Company's four reportable operating segments:

  USCS issues a wide range of card products and services to consumers and small businesses in the United States, and provides consumer travel services to cardmembers and other consumers.
  ICS issues proprietary consumer and small business cards outside the United States.
  GCS offers global corporate payment and travel-related products and services to large and mid-sized companies.
  GNMS operates a global payments network which processes and settles proprietary and non-proprietary card transactions. GNMS acquires merchants and provides point-of-sale products, multi-channel marketing programs and capabilities, services and data, leveraging the Company's global closed-loop network. It provides ATM services and enters into partnership agreements with third-party card issuers and acquirers, licensing the American Express brand and extending the reach of the global network.

Corporate functions and auxiliary businesses, including the Company's publishing business, the Enterprise Growth Group (including the Global Prepaid Group), as well as other company operations are included in Corporate & Other.

Beginning in the first quarter of 2011, the Company changed its segment allocation methodology to better align segment reporting with the Company's previously announced management reorganization, which had been implemented over the several prior quarters. The reorganization included the formation of the Enterprise Growth Group, which is reported in Corporate & Other. The group consists of three core business units: Online and Mobile, Fee Based Services and Global Payment Options (formerly known as Global Prepaid). Starting in the first quarter of 2011, certain business activities such as LoyaltyEdge and Foreign Exchange Services (formerly known as Global Foreign Exchange Services) that were previously managed and reported in the USCS and GCS operating segments, respectively, are now managed by Enterprise Growth. The reorganization also included consolidation of certain corporate support functions into the Global Services organization. Greater centralization of activities has led to modifications in the costs being allocated from Corporate & Other to the reportable operating segments starting in the first quarter of 2011. Prior period segment results have been revised for these changes.

Total Revenues Net of Interest Expense

The Company allocates discount revenue and certain other revenues among segments using a transfer pricing methodology. Segments earn discount revenue based on the volume of merchant business generated by cardmembers. Within the USCS, ICS and GCS segments, discount revenue reflects the issuer component of the overall discount rate; within the GNMS segment, discount revenue reflects the network and merchant component of the overall discount rate. Total interest income and net card fees are directly attributable to the segment in which they are reported.

Provisions for Losses

The provisions for losses are directly attributable to the segment in which they are reported.

Expenses

Marketing, promotion, rewards and cardmember services expenses are reflected in each segment based on actual expenses incurred, with the exception of brand advertising, which is reflected in the GNMS segment. Rewards and cardmember services expenses are reflected in each segment based on actual expenses incurred within each segment. Salaries and employee benefits and other operating expenses reflect expenses such as professional services, occupancy and equipment and communications incurred directly within each segment. In addition, expenses related to the Company's support services, such as technology costs, are allocated to each segment based on support service activities directly attributable to the segment.

Other overhead expenses, such as staff group support functions, are allocated from Corporate & Other to the other segments based on each segment's relative level of pretax income. Financing requirements are managed on a consolidated basis. Funding costs are allocated based on segment funding requirements.

Capital

Each business segment is allocated capital based on established business model operating requirements, risk measures and regulatory capital requirements. Business model operating requirements include capital needed to support operations and specific balance sheet items. The risk measures include considerations for credit, market and operational risk.

Income Taxes

Income tax provision (benefit) is allocated to each business segment based on the effective tax rates applicable to various businesses that make up the segment.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions Tables [Abstract]
Assets acquired and liabilities assumed for acquisitions

The following table summarizes the assets acquired and liabilities assumed for these acquisitions as of the acquisition dates:

	Loyalty		Revolution
(Millions)	Partner(a)	Accertify	Money(b)
Goodwill	$538	$132	$184
Definite-lived intangible assets	295	15	119
Other assets	206	10	7
Total assets	1,039	157	310
Total liabilities (including NCI)	423	6	5
Net assets acquired	$616	$151	$305

Reportable operating segment	ICS	GNMS

  Amounts have been updated in the interim quarters of 2011 by revisions to the preliminary purchase price allocation. The final purchase price allocation for Loyalty Partner, which is not expected to be significantly different from the estimate at the date of acquisition, will be completed in the first quarter of 2012.
  Included in Corporate & Other.

Fair Values (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values (Tables) [Abstract]
Fair value assets and liabilities measured on recurring basis

The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring basis, categorized by GAAP's valuation hierarchy (as described in the preceding paragraphs), as of December 31:

??	2011					2010
(Millions)??	Total	Level 1		Level 2		Total	Level 1		Level 2
Assets:??
Investment securities:(a)
Equity securities??	$360		$360	$	―	$475		$475	$	―
Debt securities and other(b)	6,787		340		6,447	13,535		―		13,535
Derivatives(c)	1,516		―		1,516	1,089		―		1,089
Total assets??	$8,663		$700		$7,963	$15,099		$475		$14,624
Liabilities:??
Derivatives(c)	$108	$	―		$108	$419	$	―		$419
Total liabilities??	$108	$	―		$108	$419	$	―		$419

  Refer to Note 6 for the fair values of investment securities on a further disaggregated basis.
  Effective October 1, 2011, the significant transfers into Level 1 were $340 million of investment securities related to U.S. Government treasury obligations. This was driven by the Company's quantitative assessment that these investment securities are actively traded in the market and therefore the pricing inputs reflect quoted prices for similar assets within an active market. There were no transfers out of Level 1.
  Refer to Note 12 for the fair values of derivative assets and liabilities on a further disaggregated basis, as well as the netting of both (i) cash collateral received or posted under credit support agreements and (ii) derivative assets and derivative liabilities under master netting agreements. These balances have been presented gross in the table above.

Estimated fair value of financial assets and financial liabilities

The following table discloses the estimated fair value for the Company's financial assets and financial liabilities that are not carried at fair value, as of December 31:

	2011			2010
	Carrying	Fair		Carrying	Fair
(Billions)	Value	Value		Value	Value
Financial Assets:
Assets for which carrying
values equal or approximate
fair value	$70	$70	(a)	$61	$61	(b)?
Loans, net	$61	$62	(a)	$58	$58	(b)?

Financial Liabilities:
Liabilities for which carrying						??
values equal or approximate
fair value	$51	$51	??	$43	$43
Certificates of deposit	$12	$12	??	$13	$13	??
Long-term debt	$59	$62	(a)	$66	$69	(b)?

  Includes fair values of cardmember receivables, loans and long-term debt of $8.0 billion, $33.3 billion and $21.1 billion, respectively, held by consolidated VIEs as of December 31, 2011. Refer to the Consolidated Balance Sheets for the related carrying values.
  Includes fair values of cardmember receivables, loans and long-term debt of $8.1 billion, $33.2 billion and $23.6 billion, respectively, held by consolidated VIEs as of December 31, 2010. Refer to the Consolidated Balance Sheets for the related carrying values.

Accounts Receivable and Loans (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable and Loans (Tables) [Abstract]
Cardmember receivables segment detail

Accounts receivable as of December 31, 2011 and 2010 were as follows:

(Millions)	2011	2010
U.S. Card Services(a)	$20,645	$19,155
International Card Services	7,222	6,673
Global Commercial Services(b)	12,829	11,259
Global Network & Merchant Services(c)	194	179
Cardmember receivables, gross(d)	40,890	37,266
Less: Cardmember receivables reserves for losses	438	386
Cardmember receivables, net	$40,452	$36,880
Other receivables, net(e)	$3,657	$3,554

  Includes $7.5 billion and $7.7 billion of gross cardmember receivables available to settle obligations of a consolidated VIE as of December 31, 2011 and 2010, respectively.
  Includes $0.5 billion of gross cardmember receivables available to settle obligations of a consolidated VIE as of December 31, 2011 and 2010. Includes $563 million and $106 million due from airlines, of which Delta Air Lines (Delta) comprises $340 million and $68 million, as of December 31, 2011 and 2010, respectively.
  Includes receivables primarily related to the Company's International Currency Card portfolios.
  Includes approximately $12.8 billion and $11.7 billion of cardmember receivables outside the United States as of December 31, 2011 and 2010, respectively.
  Other receivables primarily represent amounts related to purchased joint venture receivables, amounts due from certain merchants for billed discount revenue, amounts due from the Company's travel customers and suppliers, amounts due from third-party issuing partners, amounts for tax-related receivables, accrued interest on investments and other receivables due to the Company in the ordinary course of business. As of December 31, 2011, other receivables also included investments that matured on December 31, 2011, but which did not settle until January 3, 2012. Other receivables are presented net of reserves for losses of $102 million and $175 million as of December 31, 2011 and 2010, respectively.

Cardmember loans segment detail

Loans as of December 31, 2011 and 2010 consisted of:

(Millions)	2011	2010
U.S. Card Services(a)	$53,686	$51,565
International Card Services	8,901	9,255
Global Commercial Services	34	30
Cardmember loans, gross(b)	62,621	60,850
Less: Cardmember loans reserves for losses	1,874	3,646
Cardmember loans, net	$60,747	$57,204
Other loans, net(c)	$419	$412

  Includes approximately $33.8 billion and $34.7 billion of gross cardmember loans available to settle obligations of a consolidated VIE as of December 31, 2011 and 2010, respectively.
  Cardmember loan balance includes unamortized net card fees of $140 million and $134 million as of December 31, 2011 and 2010, respectively.
  Other loans primarily represent small business installment loans and a store card portfolio whose billed business is not processed on the Company's network. Other loans are presented net of reserves for losses of $18 million and $24 million as of December 31, 2011 and 2010, respectively.

Aging of cardmember loans and receivables

The following table represents the aging of cardmember loans and receivables as of December 31, 2011 and 2010:

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2011 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$52,930	$218	$165	$373	$53,686
International Card
Services	8,748	52	32	69	8,901

Cardmember
Receivables:
U.S. Card Services	$20,246	$122	$81	$196	$20,645
International Card
Services(a)	(b)	(b)	(b)	63	7,222
Global Commercial
Services(a)	(b)	(b)	(b)	109	12,829

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2010 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$50,508	$282	$226	$549	$51,565
International Card
Services	9,044	66	48	97	9,255

Cardmember
Receivables:
U.S. Card Services	$18,864	$104	$55	$132	$19,155
International Card
Services(a)	(b)	(b)	(b)	64	6,673
Global Commercial
Services(a)	(b)	(b)	(b)	96	11,259

  For cardmember receivables in International Card Services (ICS) and Global Commercial Services (GCS), delinquency data is tracked based on days past billing status rather than days past due. A cardmember account is considered 90 days past billing if payment has not been received within 90 days of the cardmember's billing statement date. In addition, if the Company initiates collection procedures on an account prior to the account becoming 90 days past billing the associated cardmember receivable balance is considered as 90 days past billing. These amounts are shown above as 90+ Days Past Due for presentation purposes.
  Historically, data for periods prior to 90 days past billing are not available due to system constraints. Therefore, it has not been utilized for risk management purposes. The balances that are current to 89 days past due can be derived as the difference between the Total and the 90+ Days Past Due balances.

Credit quality indicators for loans and receivables

The following tables present the key credit quality indicators as of or for the years ended December 31:

	2011			2010
	Net Write-Off Rate			Net Write-Off Rate
			30 Days			30 Days
		Principal,	Past Due		Principal,	Past Due
	Principal	Interest, &	as a % of	Principal	Interest, &	as a % of
	Only (a)	Fees (a)	Total	Only (a)	Fees (a)	Total
U.S. Card Services ― Cardmember Loans	2.9%	3.2%	1.4%	5.8%	6.3%	2.1%
International Card Services ― Cardmember Loans	2.7%	3.3%	1.7%	4.6%	5.5%	2.3%
U.S. Card Services ― Cardmember Receivables	1.7%	1.9%	1.9%	1.6%	1.8%	1.5%

			2011		2010
			Net Loss		Net Loss
			Ratio as	90 Days	Ratio as	90 Days
			a % of	Past Billing	a % of	Past Billing
			Charge	as a % of	Charge	as a % of
			Volume	Receivables	Volume (b)	Receivables
International Card Services ― Cardmember Receivables			0.15%	0.9%	0.24%	1.0%
Global Commercial Services ― Cardmember Receivables			0.06%	0.8%	0.11%	0.8%

  The Company presents a net write-off rate based on principal losses only (i.e. excluding interest and/or fees) to be consistent with industry convention. In addition, because the Company's practice is to include uncollectible interest and/or fees as part of its total provision for losses, a net write-off rate including principal, interest and/or fees is also presented.
  In the first quarter of 2010, the Company modified its reporting in the ICS and GCS segments to write off past due cardmember receivables when 180 days past due or earlier, versus its prior methodology of writing them off when 360 days past billing or earlier. This change is consistent with bank regulatory guidance and the write-off methodology for the cardmember receivables portfolio in the U.S. Card Services (USCS) segment. This change resulted in approximately $60 million and $48 million of net write-offs for ICS and GCS, respectively, being included in the first quarter of 2010, which increased the net loss ratios and decreased the 90 days past billing metrics for these segments, but did not have a substantial impact on provisions for losses.

Impaired cardmember loans and receivables

The following tables provide additional information with respect to the Company's impaired cardmember loans and receivables as of December 31:

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
(Millions)	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2011	Interest	(a)	Loans	(b)	as a TDR	(c)(d)	Receivables	Balance	(e)	for TDRs	(f)
U.S. Card Services ― Cardmember Loans	$64		$529		$736		$1,329	$1,268		$174
International Card Services ― Cardmember Loans	67		6		8		81	80		2
U.S. Card Services ― Cardmember Receivables	―		―		174		174	165		118
Total(g)	$131		$535		$918		$1,584	$1,513		$294

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
(Millions)	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2010	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(e)	for TDRs	(f)
U.S. Card Services ― Cardmember Loans	$90		$628		$1,076		$1,794	$1,704		$274
International Card Services ― Cardmember Loans	95		8		11		114	112		5
U.S. Card Services ― Cardmember Receivables	―		―		114		114	109		63
Total(g)	$185		$636		$1,201		$2,022	$1,925		$342

  The Company's policy is generally to accrue interest through the date of charge-off (at 180 days past due). The Company establishes reserves for interest that the Company believes will not be collected.
  Non-accrual loans not in modification programs include certain cardmember loans placed with outside collection agencies for which the Company has ceased accruing interest. The Company's policy is not to resume the accrual of interest on these loans. Payments received are applied against the recorded loan balance. Interest income is recognized on a cash basis for any payments received after the loan balance has been paid in full.
  The total loans and receivables modified as a TDR include $410 million and $655 million that are non-accrual and $4 million and $7 million that are past due 90 days and still accruing interest as of December 31, 2011 and 2010, respectively. These amounts are excluded from the previous two columns.
  During the third quarter of 2011, the Company reassessed all cardmember loans and receivables modifications that occurred on or after January 1, 2011, to determine whether any such modifications met the definition of a TDR under new GAAP effective July 1, 2011. As a result, in the third quarter of 2011 the Company began classifying its short-term settlement programs as TDRs which had an outstanding balance of $5.8 million and associated reserves for losses of $3.7 million.
  Unpaid principal balance consists of cardmember charges billed and excludes other amounts charged directly by the Company such as interest and fees.
  Represents the reserve for losses for TDRs, which are evaluated separately for impairment. The Company records a reserve for losses for all impaired loans. Refer to Cardmember Loans Evaluated Separately and Collectively for Impairment in Note 5 for further discussion of the reserve for losses on loans over 90 days past due and accruing interest and non-accrual loans, which are evaluated collectively for impairment.
  These disclosures are not significant for cardmember receivables in ICS and GCS.

Interest income recognized and average balance of impaired cardmember loans and receivables

The following table provides information with respect to the Company's interest income recognized and average balances of impaired cardmember loans and receivables for the years ended December 31:

	2011
	Interest
	Income	Average
(Millions)	Recognized	Balance
U.S. Card Services ― Cardmember Loans	$67	$1,498
International Card Services ― Cardmember Loans	26	98
U.S. Card Services ― Cardmember Receivables	―	145
Total(a)	$93	$1,741

	2010
	Interest
	Income	Average
(Millions)	Recognized	Balance
U.S. Card Services ― Cardmember Loans	$101	$2,256
International Card Services ― Cardmember Loans	30	142
U.S. Card Services ― Cardmember Receivables	―	110
Total(a)	$131	$2,508

  These disclosures are not significant for cardmember receivables in ICS and GCS.

Troubled debt restructurings

The following table provides additional information with respect to the cardmember loans and receivables modified as TDRs during the year ended December 31, 2011:

		Aggregated	Aggregated
		Pre-	Post-
		Modification	Modification
(Accounts in thousands,	Number of	Outstanding	Outstanding
Dollars in millions)	Accounts	Balances(a)(b)	Balances(a)(b)
Troubled Debt
Restructurings:
U.S. Card Services ―
Cardmember Loans	147	$1,110	$1,064
U.S. Card Services ―
Cardmember Receivables	50	402	388
Total(c)	197	$1,512	$1,452

  The outstanding balance includes principal and accrued interest.
  The difference between the pre- and post-modification outstanding balances is solely attributable to amounts charged off for cardmember loans and receivables being resolved through the Company's short-term settlement programs.
  These disclosures are not significant for cardmember loans modifications in ICS.

Troubled debt restructurings that subsequently defaulted

The following table provides information with respect to the cardmember loans and receivables modified as TDRs on which there was a default within 12 months of modification during the year ended December 31, 2011. A cardmember will default from a modification program after between one and up to three consecutive missed payments, depending on the terms of the modification program.

		Aggregated
		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Cardmember Loans	46	$343
U.S. Card Services ―
Cardmember Receivables	6	45
Total(b)	52	$388

  The outstanding balance includes principal and accrued interest.
  During the periods presented, the ICS cardmember loan modifications on which there was a default from the modification program within 12 months of modification were not significant.

Reserves For Losses (Tables)	12 Months Ended
Dec. 31, 2011
Reserves For Losses Tables [Abstract]
Changes in the cardmember receivable reserve for losses

Changes in Cardmember Receivables Reserve for Losses

The following table presents changes in the cardmember receivables reserve for losses for the years ended December 31:

(Millions)	2011	2010	2009
Balance, January 1	$386	$546	$810
Additions:
Cardmember receivables provisions(a)	603	439	773
Cardmember receivables provisions ―
other(b)	167	156	84
Total provision	770	595	857
Deductions:
Cardmember receivables
net write-offs(c)(d)	(560)	(598)	(1,131)
Cardmember receivables ― other(e)	(158)	(157)	10
Balance, December 31	$438	$386	$546

  Represents loss provisions for cardmember receivables consisting of principal (resulting from authorized transactions) and fee reserve components.
  Primarily represents loss provisions for cardmember receivables resulting from unauthorized transactions.
  Represents write-offs consisting of principal (resulting from authorized transactions) and fee components, less recoveries of $349 million, $357 million and $349 million for 2011, 2010 and 2009, respectively. For the year ended December 31, 2009, these amounts also include net write-offs for cardmember receivables resulting from unauthorized transactions.
  Through December 31, 2009, cardmember receivables in the ICS and GCS segments were written off when 360 days past billing or earlier. During the first quarter of 2010, consistent with applicable bank regulatory guidance, the Company modified its methodology to write off cardmember receivables in the ICS and GCS segments when 180 days past due or earlier. Therefore, net write-offs for cardmember receivables for the first quarter of 2010 included approximately $108 million resulting from this change in write-off methodology. The impact of this change to the provision for charge card losses was not material.
  For the years ended December 31, 2011 and 2010, these amounts include net write-offs related to unauthorized transactions and, for all periods, foreign currency translation adjustments.

Cardmember receivables and related reserves evaluated separately and collectively for impairment

Cardmember Receivables Evaluated Separately and Collectively for Impairment

The following table presents cardmember receivables evaluated separately and collectively for impairment and related reserves as of December 31:

(Millions)	2011	2010	2009
Cardmember receivables evaluated
separately for impairment(a)	$174	$114	$94
Reserves on cardmember receivables
evaluated separately for impairment(a)	$118	$63	64
Cardmember receivables evaluated
collectively for impairment	$40,716	$37,152	$33,649
Reserves on cardmember receivables
evaluated collectively for impairment	$320	$323	482

  Represents receivables modified in a TDR and related reserves. Refer to the Impaired Loans and Receivables discussion in Note 4 for further information.

Changes in the cardmember loans reserve for losses

Changes in Cardmember Loans Reserve for Losses

The following table presents changes in the cardmember loans reserve for losses for the years ended December 31:

(Millions)	2011	2010	2009
Balance, January 1	$3,646	$3,268	$2,570
Reserves established for
consolidation of a variable
interest entity(a)	―	2,531	―
Total adjusted balance, January 1	3,646	5,799	2,570
Additions:
Cardmember loans provisions(b)	145	1,445	4,209
Cardmember loans provisions ―
other(c)	108	82	57
Total provision	253	1,527	4,266
Deductions:
Cardmember loans net
write-offs ― principal(d)	(1,720)	(3,260)	(2,949)
Cardmember loans net
write-offs ― interest and fees(d)	(201)	(359)	(448)
Cardmember loans ― other(e)	(104)	(61)	(171)
Balance, December 31	$1,874	$3,646	$3,268

  Represents the establishment of cardmember reserves for losses for cardmember loans issued by the American Express Credit Account Master Trust (the Lending Trust) for the securitized loan portfolio that was consolidated under accounting guidance for consolidation of VIEs effective January 1, 2010. The establishment of the $2.5 billion reserve for losses for the securitized loan portfolio was determined by applying the same methodology as is used for the Company's unsecuritized loan portfolio. There was no incremental reserve required nor were any charge-offs recorded in conjunction with the consolidation of the Lending Trust.
  Represents loss provisions for cardmember loans consisting of principal (resulting from authorized transactions), interest and fee reserves components.
  Primarily represents loss provisions for cardmember loans resulting from unauthorized transactions.
  Cardmember loans net write-offs – principal for 2011, 2010 and 2009 include recoveries of $578 million, $568 million and $327 million, respectively. Recoveries of interest and fees were de minimis.
  These amounts include net write-offs related to unauthorized transactions and foreign currency translation adjustments.

Cardmember loans and related reserves evaluated separately and collectively for impairment

Cardmember Loans Evaluated Separately and Collectively for Impairment

The following table presents cardmember loans evaluated separately and collectively for impairment and related reserves as of December 31:

(Millions)	2011	2010	2009
Cardmember loans evaluated
separately for impairment(a)	$744	$1,087	$721
Reserves on cardmember loans
evaluated separately for impairment(a)	$176	$279	$187
Cardmember loans evaluated
collectively for impairment(b)	$61,877	$59,763	$32,051
Reserves on cardmember loans
evaluated collectively for impairment(b)	$1,698	$3,367	$3,081

  Represents loans modified in a TDR and related reserves. Refer to the Impaired Loans and Receivables discussion in Note 4 for further information.
  Represents current loans and loans less than 90 days past due, loans over 90 days past due and accruing interest, and non-accrual loans and related reserves. The reserves include the results of analytical models that are specific to individual pools of loans and reserves for external environmental factors that apply broadly to all loans collectively evaluated for impairment and are not specific to any individual pool of loans.

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities (Tables) [Abstract]
Schedule of Available for Sale Securities by Type

The following is a summary of investment securities as of December 31:

	2011				2010
		Gross	Gross	Estimated		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
(Millions)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
State and municipal obligations	$4,968	$103	$(72)	$4,999	$6,140	$24	$(367)	$5,797
U.S. Government agency obligations	352	2	―	354	3,402	12	(1)	3,413
U.S. Government treasury obligations	330	10	―	340	2,450	6	―	2,456
Corporate debt securities(a)	626	9	(3)	632	1,431	15	(1)	1,445
Mortgage-backed securities(b)	261	17	―	278	272	6	(2)	276
Equity securities(c)	95	265	―	360	98	377	―	475
Foreign government bonds and obligations	120	10	―	130	95	4	―	99
Other	54	―	―	54	49	―	―	49
Total	$6,806	$416	$(75)	$7,147	$13,937	$444	$(371)	$14,010

  The December 31, 2011 and 2010 balances include, on a cost basis, $0.6 billion and $1.3 billion, respectively, of corporate debt obligations issued under the Temporary Liquidity Guarantee Program (TLGP) that are guaranteed by the Federal Deposit Insurance Corporation (FDIC).
  Represents mortgage-backed securities guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae.
  Primarily represents the Company's investment in the Industrial and Commercial Bank of China (ICBC).

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value

The following table provides information about the Company's investment securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31:

	2011				2010
(Millions)	Less than 12 months		12 months or more		Less than 12 months		12 months or more
		Gross		Gross		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
State and municipal obligations	$ ―	$ ―	$1,094	$(72)	$2,535	$(156)	$1,076	$(211)
U.S. Government agency obligations	―	―	―	―	299	(1)	―	―
Corporate debt securities	15	(2)	2	(1)	―	―	3	(1)
Mortgage-backed securities	―	―	―	―	71	(2)	―	―
Total	$15	$(2)	$1,096	$(73)	$2,905	$(159)	$1,079	$(212)

Available for Sale Securities Ratio of Fair Value to Amortized Cost

The following table summarizes the gross unrealized losses due to temporary impairments by ratio of fair value to amortized cost as of December 31:

(Dollars in millions)	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
Ratio of Fair Value to	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized
Amortized Cost	Securities	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Fair Value	Losses
2011:
90%–100%	―	$ ―	$ ―	114	$884	$(35)	114	$884	$(35)
Less than 90%	1	15	(2)	22	212	(38)	23	227	(40)
Total as of December 31, 2011	1	$15	$(2)	136	$1,096	$(73)	137	$1,111	$(75)
2010:
90%–100%	457	$2,554	$(113)	31	$79	$(7)	488	$2,633	$(120)
Less than 90%	48	351	(46)	115	1,000	(205)	163	1,351	(251)
Total as of December 31, 2010	505	$2,905	$(159)	146	$1,079	$(212)	651	$3,984	$(371)

Gross realized gains and losses on the sales of investment securities

Gross realized gains and losses on the sales of investment securities, included in other non-interest revenues, were as follows:

(Millions)	2011	2010	2009
Gains	$16	$1	$226
Losses	―	(6)	(1)
Total	$16	$(5)	$225

Contractual maturities of investment securities

Contractual maturities of investment securities, excluding equity securities and other securities, as of December 31, 2011 were as follows:

		Estimated
(Millions)	Cost	Fair Value
Due within 1 year	$973	$983
Due after 1 year but within 5 years	421	429
Due after 5 years but within 10 years	217	227
Due after 10 years	5,046	5,094
Total	$6,657	$6,733

Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets Tables [Abstract]
Other assets

The following is a summary of other assets as of December 31:

(Millions)	2011	2010
Goodwill	$3,172	$2,639
Deferred tax assets, net(a)	2,875	3,397
Prepaid expenses(b)	2,378	1,802
Other intangible assets, at amortized cost	1,149	972
Derivative assets(a)	915	1,071
Restricted cash(c)	584	4,172
Other	1,582	1,315
Total	$12,655	$15,368

  Refer to Notes 17 and 12 for a discussion of deferred tax assets, net, and derivative assets, respectively, as of December 31, 2011 and 2010. Derivative assets reflect the impact of master netting agreements.
  Includes prepaid miles and reward points acquired primarily from airline partners of approximately $1.8 billion and $1.2 billion, as of December 31, 2011 and 2010, respectively, including approximately $1.5 billion and $0.8 billion, respectively, from Delta.
  Includes restricted cash of $0.2 billion and $3.7 billion, respectively, as of December 31, 2011 and 2010, which is primarily held for certain asset-backed securitization maturities.

Changes in carrying amount of goodwill

The changes in the carrying amount of goodwill reported in the Company's reportable operating segments and Corporate & Other were as follows:

					Corporate &
(Millions)	USCS	ICS	GCS	GNMS	Other	Total
Balance as of January 1, 2010	$175	$512	$1,547	$28	$66	$2,328
Acquisitions(a)	―	―	―	131	184	315
Dispositions	―	―	(2)	―	―	(2)
Other, including foreign currency translation	―	(1)	(1)	―	―	(2)
Balance as of December 31, 2010	$175	$511	$1,544	$159	$250	$2,639
Acquisitions(b)	―	538	―	1	20	559
Dispositions	―	―	(1)	―	―	(1)
Other, including foreign currency translation	―	(26)	―	―	1	(25)
Balance as of December 31, 2011	$175	$1,023	$1,543	$160	$271	$3,172

  Comprised of $131 million and $184 million for the acquisition of Accertify Inc. and Revolution Money Inc., respectively. Refer to Note 2 for further discussion.
  Primarily comprised of $538 million for the acquisition of Loyalty Partner. Refer to Note 2 for further discussion.

Components of other intangible assets

The components of other intangible assets were as follows:

	2011			2010
(Millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships(a)	$1,223	$(407)	$816	$1,125	$(332)	$793
Other	445	(112)	333	262	(83)	179
Total	$1,668	$(519)	$1,149	$1,387	$(415)	$972

  Includes intangibles acquired from airline partners of $410 million and $478 million as of December 31, 2011 and 2010, respectively, including approximately $195 million and $230 million, respectively, from Delta.

Estimated amortization expense for other intangible assets	Estimated amortization expense for other intangible assets over the next five years is as follows:
(Millions)	2012	2013	2014	2015	2016
Estimated amortization expense	$200	$190	$165	$146	$120

Customer Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Customer Deposits (Tables) [Abstract]
Deposits By Component Alternative

As of December 31, customer deposits were categorized as interest-bearing or non-interest-bearing deposits as follows

(Millions)	2011	2010
U.S.:
Interest-bearing	$37,271	$29,053
Non-interest-bearing	4	17
Non-U.S.:
Interest-bearing	612	640
Non-interest-bearing	11	17
Total customer deposits	$37,898	$29,727

Deposits By Type

Customer deposits were aggregated by deposit type offered by the Company as of December 31 as follows:

(Millions)	2011	2010
U.S. retail deposits:
Savings accounts – Direct	$14,649	$7,725
Certificates of deposit:
Direct	893	1,052
Third party	10,781	11,411
Sweep accounts – Third party	10,948	8,865
Other deposits	627	674
Total customer deposits	$37,898	$29,727

Time Deposits By Maturity

The scheduled maturities of all certificates of deposit as of December 31, 2011 were as follows:

(Millions)	U.S.	Non-U.S.	Total
2012	$3,317	$386	$3,703
2013	4,820	1	4,821
2014	2,441	―	2,441
2015	267	―	267
2016	607	―	607
After 5 years	222	―	222
Total	$11,674	$387	$12,061

Time Deposits $100,000 Or More	As of December 31, certificates of deposit in denominations of $100,000 or more were as follows:
(Millions)	2011	2010
U.S.	$580	$689
Non-U.S.	304	291
Total	$884	$980

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt (Tables) [Abstract]
Short-term borrowings

short-term borrowings

The Company's short-term borrowings outstanding, defined as borrowings with original maturities of less than one year, as of December 31 were as follows:

	2011			2010
(Millions, except percentages)	Outstanding Balance	Year-End Stated Rate on Debt	(a)(b)	Outstanding Balance	Year-End Stated Rate on Debt	(a)(b)
Commercial paper	$608	0.03%		$645	0.16%
Other short-term borrowings(c)	2,816	1.73%		2,769	1.23%
Total	$3,424	1.43%		$3,414	1.03%

(a)       For floating-rate debt issuances, the stated interest rates are based on the floating rates in effect as of December 31, 2011 and 2010, respectively. These rates may not be indicative of future interest rates.

(b) Effective interest rates are only presented if swaps are in place to hedge the underlying debt. There were no swaps in place as of December 31, 2011 and 2010.

(c)       Includes interest-bearing overdrafts with banks of $821 million and $966 million as of December 31, 2011 and 2010, respectively. In addition, balances include certain book overdrafts (i.e., primarily timing differences arising in the ordinary course of business), short-term borrowings from banks, as well as interest-bearing amounts due to merchants in accordance with merchant service agreements.

Long-term debt

The Company's long-term debt outstanding, defined as debt with original maturities of one year or greater, as of December 31 was as follows:

	2011						2010
(Millions, except percentages)	Maturity Dates	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)
American Express Company								??
(Parent Company only)
Fixed Rate Senior Notes	2013-2038	$9,364		6.90%	6.06%		$9,604	??	6.83%	6.02%
Subordinated Debentures(d)	2036	749		6.80%	―		745	??	6.80%	―
American Express Travel								??
Related Services Company Inc.
Fixed Rate Senior Notes		―		―	―		700	??	5.25%	―
Floating Rate Senior Notes		―		―	―		500	??	0.47%	5.63%
American Express Credit								??
Corporation
Fixed Rate Senior Notes	2012-2016	14,188		4.78%	2.80%		12,406	??	5.15%	3.07%
Floating Rate Senior Notes	2012-2014	2,444		1.24%	―		2,480	??	1.51%	―
Borrowings under Bank Credit Facilities	2014-2016	4,579		6.38%	6.27%		4,118	??	5.33%	5.38%
American Express Centurion Bank								??
Fixed Rate Senior Notes	2012-2017	2,149		5.83%	3.32%		2,166	??	5.83%	3.31%
Floating Rate Senior Notes	2012	400		0.43%	―		400	??	0.41%	―
American Express Bank, FSB								??
Fixed Rate Senior Notes	2012-2017	3,581		5.65%	3.11%		7,168	??	4.40%	2.72%
Floating Rate Senior Notes	2012-2017	1,100		0.47%	―		2,750	??	0.92%	―
American Express Charge Trust								??
Floating Rate Senior Notes	2012-2013	4,488		0.52%	―		3,988	??	0.51%	―
Floating Rate Subordinated Notes	2012	72		0.75%	―		72	??	0.74%	―
American Express Lending Trust
Fixed Rate Senior Notes		―		―	―		437		5.35%	―
Floating Rate Senior Notes	2012-2018	15,065		0.95%	―		17,516		0.89%	―
Fixed Rate Subordinated Notes		―		―	―		63		5.61%	―
Floating Rate Subordinated Notes	2012-2018	1,245		0.85%	―		1,275		0.66%	―
Other								??
Fixed Rate Instruments(e)	2014-2022	123		5.74%	―		141	??	5.64%	―
Floating Rate Borrowings	2014	129		0.66%	―
Unamortized Underwriting Fees		(106)					(113)
Total Long-Term Debt		$59,570		3.69%			$66,416	??	3.48%

  The outstanding balances include (i) unamortized discount and premium, (ii) the impact of movements in exchange rates on foreign currency denominated debt and (iii) the impact of fair value hedge accounting on certain fixed-rate notes that have been swapped to floating rate through the use of interest rate swaps. Under fair value hedge accounting, the outstanding balances on these fixed-rate notes are adjusted to reflect the impact of changes in fair value due to changes in interest rates. Refer to Note 12 for more details on the Company's treatment of fair value hedges.
  For floating-rate debt issuances, the stated and effective interest rates are based on the floating rates in effect as of December 31, 2011 and 2010, respectively. These rates may not be indicative of future interest rates.
  Effective interest rates are only presented when swaps are in place to hedge the underlying debt.
  The maturity date will automatically be extended to September 1, 2066, except in the case of either (i) a prior redemption or (ii) a default. See further discussion on the following page.
  Includes $123 million and $132 million as of December 31, 2011 and 2010, respectively, related to capitalized lease transactions.

Aggregate annual maturities on long-term debt obligations

Aggregate annual maturities on long-term debt obligations (based on final maturity dates) as of December 31, 2011 were as follows:

(Millions)	2012		2013	2014	2015		2016	Thereafter	Total
American Express Company (Parent Company only)	$	―	$1,000	$1,250	$	―	$600	$7,000	$9,850
American Express Credit Corporation		1,575	4,846	6,442		2,477	5,434	―	20,774
American Express Centurion Bank		1,150	―	―		5	―	1,302	2,457
American Express Bank, FSB		1,550	1,750	―		―	―	1,300	4,600
American Express Charge Trust		1,560	3,000	―		―	―	―	4,560
American Express Lending Trust		5,222	4,056	3,882		1,950	―	1,200	16,310
Other		―	―	211		―	―	40	251
		$11,057	$14,652	$11,785		$4,432	$6,034	$10,842	58,802
Unamortized Underwriting Fees									(106)
Unamortized Discount and Premium									(36)
Impacts due to Fair Value Hedge Accounting									910
Total Long-Term Debt									$59,570

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Liabilities, Unclassified [Abstract]
Summary of other liabilities

The following is a summary of other liabilities as of December 31:

(Millions)??	2011	2010
Membership Rewards reserves??	$5,066	$4,500
Book overdraft balances	3,091	1,185
Employee-related liabilities(a)	2,192	2,026
Rebate and reward accruals(b)	1,866	1,555
Deferred charge card fees, net??	1,063	1,036
Other(c)	4,792	5,291
Total??	$18,070	$15,593

  Employee-related liabilities include employee benefit plan obligations and incentive compensation.
  Rebate and reward accruals include payments to third-party card-issuing partners and cash-back reward costs.
  Other includes accruals for general operating expenses, litigation, client incentives, advertising and promotion, derivatives, restructuring and reengineering reserves.

Carrying amount of deferred charge card and other fees

The carrying amount of deferred charge card and other fees, net of direct acquisition costs and reserves for membership cancellations as of December 31 were as follows:

(Millions)	2011	2010
Deferred charge card and other fees(a)	$1,228	$1,194
Deferred direct acquisition costs	(75)	(67)
Reserves for membership cancellations	(90)	(91)
Deferred charge card fees and other, net of direct
acquisition costs and reserves	$1,063	$1,036

  Includes deferred fees for Membership Rewards program participants.

Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging Activities (Tables) [Abstract]
Schedule of derivative instruments in statement of financial position, fair value

The following table summarizes the total fair value, excluding interest accruals, of derivative assets and liabilities as of December 31:

	Other Assets		Other Liabilities
	Fair Value		Fair Value
(Millions)	2011	2010	2011		2010
Derivatives designated as hedging instruments:
Interest rate contracts
Fair value hedges	$999	$909	$	―	$38
Cash flow hedges	―	2		1	13
Total return contract
Fair value hedge	13	―		―	―
Foreign exchange contracts
Net investment hedges	344	66		44	272
Total derivatives designated as hedging instruments	$1,356	$977		$45	$323
Derivatives not designated as hedging instruments:
Interest rate contracts	$1	$3	$	―	$3
Foreign exchange contracts, including certain embedded derivatives(a)	159	109		60	91
Equity-linked embedded derivative(b)	―	―		3	2
Total derivatives not designated as hedging instruments	160	112		63	96
Total derivatives, gross	$1,516	$1,089		$108	$419
Cash collateral netting(c)	(587)	―		―	―
Derivative asset and derivative liability netting(c)	(14)	(18)		(14)	(18)
Total derivatives, net	$915	$1,071		$94	$401

  Includes foreign currency derivatives embedded in certain operating agreements.
  Represents an equity-linked derivative embedded in one of the Company's investment securities.
  As permitted under GAAP, balances represent the netting of cash collateral received and posted under credit support agreements, and the netting of derivative assets and derivative liabilities under master netting agreements.

Effect of fair value hedges on results of operations

The following table summarizes the impact on the Consolidated Statements of Income associated with the Company's hedges of fixed-rate long-term debt and its investment in ICBC for the years ended December 31:

	Gains (losses) recognized in income
(Millions)	Derivative contract						Hedged item						Net hedge
		Amount						Amount					ineffectiveness (a)
Derivative relationship	Location	2011	2010		2009		Location	2011	2010			2009	2011	2010		2009
Interest rate contracts	Other, net expenses	$128		$246		$(446)	Other, net expenses	$(102)		$(233)		$437	$26		$13		$(9)
Total return contract	Other non-interest revenues	$100	$	―	$	―	Other non-interest revenues	$(112)	$	―	$	―	$(12)	$	―	$	―

(a) Net hedge ineffectiveness on the TRC is reclassified from other non-interest revenues to other, net expenses.

Impact of cash flow hedges and investment hedges on results of operations

The following table summarizes the impact of cash flow hedges and net investment hedges on the Consolidated Statements of Income for the years ended December 31:

??	Gains (losses) recognized in income
??		Amount reclassified
		from AOCI into						Net hedge
		income						ineffectiveness
(Millions)??	Location	2011		2010	2009		Location	2011		2010		2009
Cash flow hedges:(a)
Interest rate contracts??	Interest expense		$(13)	$(36)		$(115)	Other, net expenses	$	―	$	―	$	―
Net investment hedges:
Foreign exchange
contracts??	Other, net expenses	$	―	$2	$	―	Other, net expenses		$(3)		$(3)		$(1)

(a) During the years ended December 31, 2011, 2010 and 2009, there were no forecasted transactions that were considered no longer probable to occur.

Derivative instruments gain loss recognized in income

The following table summarizes the impact of derivatives not designated as hedges on the Consolidated Statements of Income for the years ended December 31:

??	Gains (losses) recognized in income
??		Amount
(Millions)??	Location	2011	2010	2009
Interest rate contracts??	Other, net expenses	$3	$(8)	$17
Foreign exchange contracts(a)	Other non-interest revenues	―	―	(1)
	Interest and dividends on investment securities	9	4	4
??	Interest expense on short-term borrowings	3	7	5
??	Interest expense on long-term debt and other	130	93	35
??	Other, net expenses	51	(3)	(8)
Equity-linked contract	Other non-interest revenues	―	(6)	1
Total??		$196	$87	$53

  For the years ended December 31, 2011, 2010 and 2009, foreign exchange contracts include embedded foreign currency derivatives. Gains (losses) on these embedded derivatives are included in other, net expenses.

Guarantees (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees (Tables) [Abstract]
Information related to guarantees

The following table provides information related to such guarantees as of December 31:

??	Maximum amount of
	undiscounted future		Amount of related
	payments(a)		liability(b)
	(Billions)		(Millions)
Type of Guarantee??	2011	2010	2011	2010
Card and travel operations(c)	$51	$67	$96	$114
Other(d)	1	1	98	99
Total??	$52	$68	$194	$213

  Represents the notional amounts that could be lost under the guarantees and indemnifications if there were a total default by the guaranteed parties. The Merchant Protection guarantee is calculated using management's best estimate of maximum exposure based on all eligible claims as measured against annual billed business volumes.
  Included as part of other liabilities on the Company's Consolidated Balance Sheets.
  Includes Return Protection, Account Protection, Merchant Protection and Credit Card Registry as of December 31, 2010, all of which the Company offers directly to cardmembers.
  Primarily includes guarantees related to the Company's business dispositions and real estate, each of which are individually smaller indemnifications.

Common and Preferred Shares and Warrants (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Authorized shares and a reconciliation of common shares issued and outstanding

The following table shows authorized shares and provides a reconciliation of common shares issued and outstanding for the years ended December 31:

(Millions, except where indicated)	2011	2010	2009
Common shares authorized (billions)(a)	3.6	3.6	3.6

Shares issued and outstanding at beginning of
year	1,197	1,192	1,160
(Repurchases) Issuances of common shares	(48)	(14)	22
Other, primarily stock option exercises
and restricted stock awards granted	15	19	10
Shares issued and outstanding as of
December 31	1,164	1,197	1,192

  Of the common shares authorized but unissued as of December 31, 2011, approximately 90 million shares were reserved for issuance under employee stock and employee benefit plans

Changes in Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2011
Components of Comprehensive Income, net of tax [Abstract]
Components of comprehensive income (loss), net of tax

Changes in each component of AOCI for the three years ended December 31 were as follows:

(Millions), net of tax(a)	Net Unrealized Gains (Losses) on Investment Securities	Net Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Net Unrealized Pension and Other Postretirement Benefit Losses	Accumulated Other Comprehensive (Loss) Income
Balances as of December 31, 2008	$(699)	$(80)	$(368)	$(459)	$(1,606)
Net unrealized gains (losses)	1,351	(22)			1,329
Reclassification for realized (gains) losses into earnings	(145)	74			(71)
Net translation of investments in foreign operations(b)			523		523
Net losses related to hedges of investment in foreign operations			(877)		(877)
Pension and other postretirement benefit losses				(10)	(10)
Net change in accumulated other comprehensive (loss) income	1,206	52	(354)	(10)	894
Balances as of December 31, 2009	507	(28)	(722)	(469)	(712)
Impact of the adoption of GAAP(c)	(315)				(315)
Net unrealized gains (losses)	(139)	(2)			(141)
Reclassification for realized (gains) losses into earnings	4	23	(2)		25
Net translation of investments in foreign operations			189		189
Net gains related to hedges of investment in foreign operations			32		32
Pension and other postretirement benefit losses				5	5
Net change in accumulated other comprehensive (loss) income	(450)	21	219	5	(205)
Balances as of December 31, 2010	57	(7)	(503)	(464)	(917)
Net unrealized gains (losses)	245	(2)			243
Reclassification for realized (gains) losses into earnings	(14)	8			(6)
Net translation of investments in foreign operations			(153)		(153)
Net losses related to hedges of investment in foreign operations			(26)		(26)
Pension and other postretirement benefit losses				(17)	(17)
Net change in accumulated other comprehensive (loss) income	231	6	(179)	(17)	41
Balances as of December 31, 2011	$288	$(1)	$(682)	$(481)	$(876)

  The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2011	2010	2009
Investment securities	$149	$(272)	$749
Cash flow hedges	3	11	29
Foreign currency translation adjustments	(40)	22	33
Net investment hedges	(14)	(396)	―
Pension and other postretirement benefit losses	(7)	18	(28)
Total tax impact	$91	$(617)	$783

  Includes a $190 million other comprehensive loss, recorded in the third quarter of 2009, representing the correction of an error related to the accounting in prior periods for cumulative translation adjustments associated with a net investment in foreign subsidiaries. Refer to Note 19 for further details.
  As a result of the adoption of new GAAP governing consolidations and VIEs, the Company no longer presents within its Consolidated Financial Statements the effects of the retained subordinated securities issued by previously unconsolidated VIEs related to the Company's cardmember loan securitization programs.

Accumulated Other Comprehensive Loss Income Tax Effect Disclosure Text Block

  The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2011	2010	2009
Investment securities	$149	$(272)	$749
Cash flow hedges	3	11	29
Foreign currency translation adjustments	(40)	22	33
Net investment hedges	(14)	(396)	―
Pension and other postretirement benefit losses	(7)	18	(28)
Total tax impact	$91	$(617)	$783

Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring Charges (Tables) [Abstract]
Restructuring Charges

The following table summarizes the Company's restructuring reserves activity for the years ended December 31, 2011, 2010 and 2009:

(Millions)	Severance(a)	Other(b)	Total
Liability balance as of December 31, 2008	$365	$62??	$427
Restructuring charges, net of $52 in revisions(c)	161	24??	185
Payments	(287)	(45)	(332)
Other non-cash(d)	14	(9)	5
Liability balance as of December 31, 2009	253	32	285
Restructuring charges, net of $27 in revisions(c)	98	(2)	96
Payments	(141)	(14)	(155)
Other non-cash(d)	(11)	―	(11)
Liability balance as of December 31, 2010	199	16	215
Restructuring charges, net of $27 in revisions(e)	96	23	119
Payments	(121)	(8)	(129)
Other non-cash(d)	(4)	(1)	(5)
Liability balance as of December 31, 2011(f)	$170	$30??	$200

  Accounted for in accordance with GAAP governing the accounting for nonretirement postemployment benefits and for costs associated with exit or disposal activities.
  Other primarily includes facility exit, asset impairment and contract termination costs.
  Revisions primarily relate to higher than anticipated redeployments of displaced employees to other positions within the Company.
  Consists primarily of foreign exchange impacts. During 2009, the amounts in other also include asset impairments directly related to restructuring activity.
  Net revisions of $27 million were recorded in the Company's reportable operating segments and Corporate & Other as follows: $21 million in USCS, $(2) million in ICS, $(5) million in GCS, $8 million in GNMS and $5 million in Corporate & Other. These revisions primarily relate to higher employee redeployments to other positions within the Company, business changes and modifications to existing initiatives.
  The majority of cash payments related to the remaining restructuring liabilities are expected to be completed in 2012, and to a lesser extent certain contractual long-term severance arrangements and lease obligations are expected to be completed in 2013 and 2019, respectively.

Restructuring charges, by reportable segment

The following table summarizes the Company's restructuring charges, net of revisions, by reportable operating segment and Corporate & Other for the year ended December 31, 2011, and the cumulative amounts relating to the restructuring programs that were in progress during 2011 and initiated at various dates between 2008 and 2011.

		Cumulative Restructuring Expense Incurred To Date On
	2011	In-Progress Restructuring Programs
	Total Restructuring
	Charges, net of
(Millions)	revisions	Severance	Other	Total
USCS	$(10)	$58	$6	$64
ICS	29	84	2	86
GCS	37	239	18	257
GNMS	(1)	30	9	39
Corporate & Other	64	72	40	112	(a)
Total	$119	$483	$75	$558	(b)

  Corporate & Other includes certain severance and other charges of $108 million, related to Company-wide support functions which were not allocated to the Company's reportable operating segments, as these were corporate initiatives, which is consistent with how such charges were reported internally.
  As of December 31, 2011, the total expenses to be incurred for previously approved restructuring activities that were in progress are not expected to be materially different than the cumulative expenses incurred to date for these programs, except for those 2012 charges noted above.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes (Tables) [Abstract]
Components of income tax expense

The components of income tax expense for the years ended December 31 included in the Consolidated Statements of Income were as follows:

(Millions)	2011		2010	2009
Current income tax expense:
U.S. federal	$958		$532	$661
U.S. state and local	156		110	40
Non-U.S.	434		508	295
Total current income tax expense	1,548		1,150	996
Deferred income tax expense (benefit):
U.S. federal	464		782	(231)
U.S. state and local	68		78	24
Non-U.S.	(23)		(103)	(85)
Total deferred income tax expense
(benefit)	509		757	(292)
Total income tax expense on
continuing operations	$2,057		$1,907	$704
Income tax (benefit) expense from
discontinued operations	$(36)	$	―	$4

Effective income tax rate

A reconciliation of the U.S. federal statutory rate of 35 percent to the Company's actual income tax rate for the years ended December 31 on continuing operations was as follows:

	2011	2010	2009
Combined tax at U.S. statutory federal
income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in taxes resulting from:
Tax-exempt income	(1.5)	(1.9)	(4.6)
State and local income taxes, net of
federal benefit	2.6	2.7	2.7
Non-U.S. subsidiaries earnings(a)	(4.4)	(3.1)	(6.8)
Tax settlements(b)	(1.9)	(1.3)	(1.4)
All other	(0.2)	0.6	(0.1)
Actual tax rates	29.6%	32.0%	24.8%

  Results for all years primarily include tax benefits associated with the undistributed earnings of certain non-U.S. subsidiaries that were deemed to be reinvested indefinitely.
  Relates to the resolution of tax matters in various jurisdictions.

Components of deferred tax assets and liabilities

The significant components of deferred tax assets and liabilities as of December 31 are reflected in the following table:

(Millions)	2011	2010
Deferred tax assets:
Reserves not yet deducted for tax purposes	$3,435	$3,789
Employee compensation and benefits	760	741
Other	626	290
Gross deferred tax assets	4,821	4,820
Valuation allowance	(112)	(104)
Deferred tax assets after valuation allowance	4,709	4,716
Deferred tax liabilities:
Intangibles and fixed assets	1,013	834
Deferred revenue	382	36
Asset securitizations	39	43
Net unrealized securities gains	25	19
Other	375	387
Gross deferred tax liabilities	1,834	1,319
Net deferred tax assets	$2,875	$3,397

Changes in unrecognized tax benefits

The following table presents changes in unrecognized tax benefits:

(Millions)	2011	2010	2009
Balance, January 1	$1,377	$1,081	$1,176
Increases:
Current year tax positions	77	182	39
Tax positions related to prior years	247	403	161
Effects of foreign currency
translations	―	―	1
Decreases:
Tax positions related to prior years	(457)	(145)	(197)
Settlements with tax authorities	(2)	(138)	(97)
Lapse of statute of limitations	(19)	(6)	(2)
Balance, December 31	$1,223	$1,377	$1,081

Earnings Per Common Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share Reconciliation [Abstract]
Computation of basic and diluted EPS

The computations of basic and diluted EPS for the years ended December 31 were as follows:

(Millions, except per share amounts)??	2011	2010	2009
Numerator:??
Basic and diluted:??
Income from continuing operations??	$4,899	$4,057	$2,137
Preferred shares dividends,
accretion and recognition of
remaining unaccreted dividends(a)	―	―	(306)
Earnings allocated to participating
share awards and other items(b)	(58)	(51)	(22)
Income (loss) from discontinued??
operations, net of tax	36	―	(7)
Net income attributable to common??
shareholders??	$4,877	$4,006	$1,802
Denominator:??
Basic: Weighted-average common stock??	1,178	1,188	1,168
Add: Weighted-average stock options
and warrants(c)	6	7	3
Diluted??	1,184	1,195	1,171
??
Basic EPS:
Income from continuing operations
attributable to common shareholders??	$4.11	$3.37	$1.55
Income (loss) from discontinued operations??	0.03	―	(0.01)
Net income attributable to common
shareholders??	$4.14	$3.37	$1.54
??
Diluted EPS:
Income from continuing operations
attributable to common shareholders	$4.09	$3.35	$1.54
Income (loss) from discontinued operations??	0.03	―	―
Net income attributable to common
shareholders??	$4.12	$3.35	$1.54

  Includes the accelerated preferred dividend accretion of $212 million for the year ended December 31, 2009, due to the repurchase of $3.39 billion of preferred shares on June 17, 2009 issued as part of the CPP. Also includes $74 million of preferred dividends paid and $20 million of preferred dividend accretion during 2009.
  The Company's unvested restricted stock awards, which include the right to receive non-forfeitable dividends or dividend equivalents, are considered participating securities. Calculations of EPS under the two-class method (i) exclude any dividends paid or owed on participating securities and any undistributed earnings considered to be attributable to participating securities from the numerator and (ii) exclude the participating securities from the denominator.
  For the years ended December 31, 2011, 2010, and 2009, the dilutive effect of unexercised stock options excludes 19 million, 36 million and 71 million options, respectively, from the computation of EPS because inclusion of the options would have been anti-dilutive.

Details of Certain Consolidated Statements of Income Lines (Tables)	12 Months Ended
Dec. 31, 2011
Details of Certain Consolidated Statements of Income Lines (Tables) [Abstract]
Details of other commissions and fees

The following is a detail of other commissions and fees for the years ended December 31:

(Millions)	2011	2010	2009
Foreign currency conversion revenue	$861	$838	$672
Delinquency fees	567	605	526
Service fees	355	328	335
Other	486	260	245
Total other commissions and fees	$2,269	$2,031	$1,778

Details of other revenues

The following is a detail of other revenues for the years ended December 31:

(Millions)	2011	2010	2009
Global Network Services partner revenues	$655	$530	$463
Insurance premium revenue	241	255	293
Gain (Loss) on investment securities	16	(5)	225
Other	1,252	1,147	1,109
Total other revenues	$2,164	$1,927	$2,090

Detail of marketing, promotion, rewards and cardmember services

The following is a detail of marketing, promotion, rewards and cardmember services for the years ended December 31:

(Millions)	2011	2010	2009
Marketing and promotion	$2,996	$3,147	$2,010
Cardmember rewards	6,218	5,000	4,005
Cardmember services	716	591	548
Total marketing, promotion, rewards and
cardmember services	$9,930	$8,738	$6,563

Detail of other, net expense

The following is a detail of other, net expense for the years ended December 31:

(Millions)	2011	2010	2009
Occupancy and equipment	$1,685	$1,562	$1,619
Communications	378	383	414
MasterCard and Visa settlements, net of legal fees	(562)	(852)	(852)
Other(a)	1,260	1,208	950
Total other, net expense	$2,761	$2,301	$2,131

  Includes in 2009, (i) a $135 million benefit representing the correction of an error related to the accounting for cumulative translation adjustments associated with a net investment in foreign subsidiaries, (ii) a $45 million benefit resulting from the change in the fair value of certain forward exchange contracts, (iii) a $59 million benefit related to the completion of certain account reconciliations and (iv) lower travel and entertainment and other expenses due to the Company's reengineering activities.

Stock Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Plans Tables [Abstract]
Summary of Stock Option and RSA Activity

A summary of stock option and RSA activity as of December 31, 2011, and changes during the year is presented below:

	Stock Options		RSAs
(Shares in thousands)	Shares	Weighted-Average Exercise Price	Shares	Weighted- Average Grant Price
Outstanding as of
December 31, 2010	56,963	$39.54	15,074		$28.97
Granted	1,197	$44.78	4,759		$45.11
Exercised/vested	(14,813)	$33.97	(4,986)		$30.74
Forfeited	(349)	$29.24	(851)		$31.44
Expired	(541)	$44.90	―	$	―
Outstanding as of
December 31, 2011	42,457	$41.63	13,996		$33.69
Options vested and
expected to vest as of
December 31, 2011	42,359	$41.64	―		―
Options exercisable as of
December 31, 2011	35,275	$43.10	―		―

Weighted-average remaining contractual life and aggregate intrinsic value of the Company's stock options outstanding, exerciseable, and vested and expected to vest

The weighted-average remaining contractual life and the aggregate intrinsic value (the amount by which the fair value of the Company's stock exceeds the exercise price of the option) of the stock options outstanding, exercisable, and vested and expected to vest as of December 31, 2011 were as follows:

	Outstanding	Exercisable	Vested and Expected to Vest
Weighted-average remaining
contractual life (in years)	4.7	4.2	4.7
Aggregate intrinsic value (millions)	$338	$239	$337

Weighted Average Assumptions Used

The fair value of each option is estimated on the date of grant using a Black-Scholes-Merton option-pricing model. The following weighted-average assumptions are used for grants issued in 2011, 2010 and 2009, the majority of which were granted in the beginning of each year:

	2011	2010	2009
Dividend yield	1.6%	1.8%	4.1%
Expected volatility(a)	40%	41%	36%
Risk-free interest rate	2.3%	2.8%	2.1%
Expected life of stock option (in years)(b)	6.2	6.2	4.8
Weighted-average fair value per option	$16.21	$14.11	$4.54

  The expected volatility is based on weighted historical and implied volatilities of the Company's common stock price.
  In 2011 and 2010, the expected life of stock options was determined using historical data and expectations of option exercise behavior. In 2009, the expected life of stock options was determined using historical data.

Summary of Stock Plan Expenses

summary of stock plan expense

The components of the Company's total stock-based compensation expense (net of cancellations) for the years ended December 31 are as follows:

(Millions)	2011	2010	2009
Restricted stock awards(a)	$176	$163	$135
Stock options(a)	40	58	55
Liability-based awards	83	64	38
Performance/market-based
stock options	2	2	2
Total stock-based
compensation expense(b)	$301	$287	$230

  As of December 31, 2011, the total unrecognized compensation cost related to unvested RSAs and options was $259 million and $39 million, respectively. The unrecognized cost for RSAs and options will be recognized ratably over the remaining vesting period. The weighted-average remaining vesting period for both RSAs and options is 1.6 years.
  The total income tax benefit recognized in the Consolidated Statements of Income for stock-based compensation arrangements for the years ended December 31, 2011, 2010 and 2009 was $105 million, $100 million and $81 million, respectively.

Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2011
Retirement Plans (Tables) [Abstract]
Net periodic benefit costs

The following table provides a summary of the total cost related to these plans for the years ended December 31:

(Millions)	2011	2010	2009
Defined benefit pension plan cost	$51	$40	$21
Defined contribution plan cost	252	217	118
Other postretirement benefit plan cost	23	25	29
Net periodic benefit cost	$326	$282	$168

Other postretirement benefit plan cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in the projected benefit obligation of pension and other employee benefit plans

The following table provides a reconciliation of the changes in the projected benefit obligation

(Millions)	2011	2010
Projected benefit obligation, beginning of year	$319	$324
Service cost	5	6
Interest cost	16	17
Benefits paid	(18)	(20)
Actuarial gain	(5)	(8)
Curtailment gain	(6)	―
Net change	(8)	(5)
Projected benefit obligation, end of year	$311	$319

Net Periodic Benefit Cost that are not recognized yet

The following table provides the amounts comprising accumulated other comprehensive loss which are not yet recognized as components of net periodic benefit cost as of December 31

(Millions)	2011	2010
Net actuarial loss	$35	$50
Total, pretax effect	35	50
Tax impact	(13)	(19)
Total, net of taxes	$22	$31

Amount recognized in other comprehensive loss

The following table lists the amounts recognized in other comprehensive loss in 2011:

(Millions)	2011
Net actuarial gain:
Reclassified to earnings from equity(a)	$(3)
Gains in current year(b)	(5)
Curtailment gain	(5)
Early Retiree Reinsurance Program subsidy	(2)
Net actuarial gain, pretax	$(15)

  Amortization of actuarial losses.
  Deferral of actuarial gains.

Schedule of net periodic pension benefit cost

The components of the net periodic benefit cost for all other postretirement benefit plans for the years ended December 31 were as follows:

(Millions)	2011	2010	2009
Service cost	$5	$6	$5
Interest cost	16	17	18
Amortization of prior service cost	―	―	(2)
Recognized net actuarial loss	3	2	2
Curtailment (gain) loss	(1)	―	6
Net periodic benefit cost	$23	$25	$29

Weighted-average assumptions used to determine defined benefit pension obligation

Assumptions

The weighted-average assumptions used to determine benefit obligations were

	2011	2010
Discount rates	4.5%	5.2%
Health care cost increase rate:
Following year	8.0%	8.5%
Decreasing to the year 2018	5.0%	5.0%

Expected payments	The Company's other postretirement benefit plans expect to make benefit payments as follows
						2017
(Millions)	2012	2013	2014	2015	2016	– 2021
Expected payments	$22	$23	$23	$23	$24	$118

One percentage-point change in assumed health care cost trend rates

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One		One
	percentage-		percentage-
	point increase		point decrease
(Millions)	2011	2010	2011	2010
Increase (decrease) on benefits
earned and interest cost for
U.S. plans	$1	$1	$(1)	$(1)
Increase (decrease) on
postretirement benefit
obligation for U.S. plans	$13	$15	$(12)	$(13)

Defined benefit pension plan cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Net funded status of pension and other employee benefit plans

As of December 31, 2011, the net funded status related to the defined benefit pension plans was underfunded by $443 million, as shown in the following table:

(Millions)	2011	2010
Net funded status, beginning of year	$(383)	$(406)
Increase in fair value of plan assets	17	63
Increase in projected benefit obligation	(77)	(40)
Net change	(60)	23
Net funded status, end of year	$(443)	$(383)

Defined Benefit plan change in fair value of plan assets

The following tables provide a reconciliation of changes in the fair value of plan assets and projected benefit obligations for all defined benefit pension plans as of December 31:

Reconciliation of Change in Fair Value of Plan Assets

(Millions)	2011	2010
Fair value of plan assets, beginning of year	$2,052	$1,989
Actual return on plan assets	89	177
Employer contributions	35	50
Benefits paid	(60)	(55)
Settlements	(68)	(81)
Foreign currency exchange rate changes	21	(28)
Net change	17	63
Fair value of plan assets, end of year	$2,069	$2,052

Change in the projected benefit obligation of pension and other employee benefit plans

Reconciliation of Change in Projected Benefit Obligation

(Millions)	2011	2010
Projected benefit obligation, beginning of year	$2,435	$2,395
Service cost	22	19
Interest cost	126	126
Benefits paid	(60)	(55)
Actuarial loss	33	66
Settlements	(68)	(81)
Foreign currency exchange rate changes	24	(35)
Net change	77	40
Projected benefit obligation, end of year	$2,512	$2,435

Net Periodic Benefit Cost that are not recognized yet

The following table provides the amounts comprising accumulated other comprehensive loss, which are not yet recognized as components of net periodic pension benefit cost as of December 31:

(Millions)	2011	2010
Net actuarial loss	$690	$648
Net prior service cost	(2)	(2)
Total, pretax effect	688	646
Tax impact	(229)	(213)
Total, net of taxes	$459	$433

Amount recognized in other comprehensive loss

The following table lists the amounts recognized in other comprehensive loss in 2011:

(Millions)	2011
Net actuarial loss:
Reclassified to earnings from equity(a)	$(51)
Losses in current year(b)	93
Net actuarial loss, pretax	$42

  Amortization of actuarial losses and recognition of losses related to lump sum settlements.
  Deferral of actuarial losses.

Schedule of Accumulated and Projected Benefit Obligations

The accumulated and projected benefit obligations for all defined benefit pension plans as of December 31 were as follows:

(Millions)	2011	2010
Accumulated benefit obligation	$2,459	$2,353
Projected benefit obligation	$2,512	$2,435

Schedule of Accumulated Benefit Obligations in excess of fair value of plan assets

The accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligation that exceeds the fair value of plan assets were as follows:

(Millions)	2011	2010
Accumulated benefit obligation	$2,418	$1,407
Fair value of plan assets	$2,028	$1,091

Schedule of Benefit Obligations in excess of fair value of plan assets

The amounts disclosed in the table above will vary year to year based on whether plans meet the disclosure requirement.

The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligation that exceeds the fair value of plan assets as of December 31 were as follows:

(Millions)	2011	2010
Projected benefit obligation	$2,512	$2,435
Fair value of plan assets	$2,069	$2,052

Schedule of net periodic pension benefit cost

Net Periodic Pension Benefit Cost

The components of the net periodic pension benefit cost for all defined benefit pension plans for the years ended December 31 were as follows:

(Millions)	2011	2010	2009
Service cost	$22	$19	$14
Interest cost	126	126	127
Expected return on plan assets	(148)	(145)	(146)
Amortization of prior service cost	―	(1)	―
Recognized net actuarial loss	36	23	10
Settlements losses	15	18	19
Curtailment gains	―	―	(3)
Net periodic pension benefit cost	$51	$40	$21

Weighted-average assumptions used to determine defined benefit pension obligation

The weighted-average assumptions used to determine defined benefit pension obligations as of December 31 were as follows:

	2011	2010
Discount rates	4.7%	5.3%
Rates of increase in compensation levels	3.7%	4.0%

The weighted-average assumptions used to determine net periodic pension benefit costs as of December 31 were as follows:

	2011	2010	2009
Discount rates	5.0%	5.3%	5.9%
Rates of increase in compensation levels	4.0%	3.6%	3.9%
Expected long-term rates of return on assets	6.9%	6.9%	6.9%

Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis

The following tables summarize the target allocation and categorization of all defined benefit pension plan assets measured at fair value on a recurring basis by GAAP's valuation hierarchy:

As of December 31, 2011:
			Quoted Prices in
			Active Markets		Significant		Significant
	Target		for Identical		Observable		Unobservable
	Allocation		Assets		Inputs		Inputs
(Millions, except percentages)	2012	Total	(Level 1)		(Level 2)		(Level 3)
U.S. equity securities	15%	$250	$250	$	―	$	―
International equity securities(a)	30%	644	644		―		―
U.S. fixed income securities	30%	582	―		582		―
International fixed income securities(a)	15%	406	―		406		―
Balanced funds	5%	69	―		69		―
Cash	―	12	12		―		―
Other(b)	5%	106	―		―		106
Total	100%	$2,069	$906		$1,057		$106

As of December 31, 2010:
			Quoted Prices in
			Active Markets		Significant		Significant
	Target		for Identical		Observable		Unobservable
	Allocation		Assets		Inputs		Inputs
(Millions, except percentages)	2011	Total	(Level 1)		(Level 2)		(Level 3)
U.S. equity securities	15%	$331	$331	$	―	$	―
International equity securities(a)	30%	704	704		―		―
U.S. fixed income securities	30%	522	―		522		―
International fixed income securities(a)	15%	318	―		318		―
Balanced funds	5%	65	―		65		―
Cash	―	11	11		―		―
Other(b)	5%	101	―		―		101
Total	100%	$2,052	$1,046		$905		$101

  A significant portion of international investments are in U.K. companies and U.K. government and agency securities.
  Consists of investments in private equity and real estate funds measured at reported net asset value.

Effect of significant unobservable inputs changes in plan assets

The fair value measurement of all defined benefit pension plan assets using significant unobservable inputs (Level 3) changed during the years ended December 31:

(Millions)	2011	2010
Beginning fair value, January 1	$101	$98
Actual net gains on plan assets:
Held at the end of the year	12	11
Sold during the year	2	―
Total net gains	14	11
Net purchases (sales and settlements)	(9)	(8)
Net increase	5	3
Ending fair value, December 31	$106	$101

Expected payments	The Company's defined benefit pension plans expect to make benefit payments to retirees as follows:
						2017
(Millions)	2012	2013	2014	2015	2016	–2021
Expected payments	$152	$155	$160	$168	$182	$931

Significant Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2011
Significant Credit Concentrations (Tables) [Abstract]
Maximum Credit Exposure by Category

The following table details the Company's maximum credit exposure by category, including the credit exposure associated with derivative financial instruments, as of December 31:

(Billions)	2011	2010
On-balance sheet:
Individuals(a)	$92	$88
Financial institutions(b)	28	23
U.S. Government and agencies(c)	6	12
All other(d)	16	15
Total on-balance sheet(e)	$142	$138
Unused lines-of-credit ― individuals(f)	$238	$226

  Individuals primarily include cardmember loans and receivables.
  Financial institutions primarily include debt obligations of banks, broker-dealers, insurance companies and savings and loan associations.
  U.S. Government and agencies represent debt obligations of the U.S. Government and its agencies, states and municipalities and government sponsored entities.
  All other primarily includes cardmember receivables from other corporate institutions.
  Certain distinctions between categories require management judgment.
  Because charge card products have no preset spending limit, the associated credit limit on cardmember receivables is not quantifiable. Therefore, the quantified unused line-of-credit amounts only include the approximate credit line available on cardmember loans.

Cardmember loans and receivables exposure

The following table details the Company's cardmember loans and receivables exposure (including unused lines-of-credit on cardmember loans) in the United States and outside the United States as of December 31:

(Billions)	2011	2010
On-balance sheet:
United States	$82	$77
Non-U.S.	22	21
On-balance sheet(a)(b)	$104	$98
Unused lines-of-credit ― individuals:
United States	$195	$184
Non-U.S.	43	42
Total unused lines-of-credit ― individuals	$238	$226

  Represents cardmember loans to individuals as well as receivables from individuals and corporate institutions as discussed in footnotes (a) and (d) from the previous table.
  The remainder of the Company's on-balance sheet exposure includes cash, investments, other loans, other receivables and other assets including derivative financial instruments. These balances are primarily within the United States.

Regulatory Matters and Capital Adequacy (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Abstract]
Regulatory capital ratios

The following table presents the regulatory capital ratios for the Company and the Banks:

	Tier 1	Total	Tier 1 capital	Total capital	Tier 1
(Millions, except percentages)	Capital	capital	ratio	ratio	leverage ratio
December 31, 2011:
American Express Company	$14,881	$17,271	12.3%	14.3%	10.2%
American Express Centurion Bank	$6,029	$6,431	18.8%	20.1%	19.1%
American Express Bank, FSB	$6,493	$7,363	17.4%	19.8%	18.4	% (a)
December 31, 2010:
American Express Company	$13,100	$15,528	11.1%	13.1%	9.3%
American Express Centurion Bank	$5,771	$6,170	18.3%	19.5%	19.4%
American Express Bank, FSB	$5,586	$6,424	16.3%	18.8%	16.1	% (a)

Well-capitalized ratios(b)			6.0%	10.0%	5.0	% (c)
Minimum capital ratios(b)			4.0%	8.0%	4.0%

FSB leverage ratio represents Tier 1 core capital ratio (as defined by OCC regulations applicable to federal savings banks), calculated similarly to Tier 1 leverage ratio.

(b)       As defined by the regulations issued by the Federal Reserve, OCC and FDIC.

(c)       Represents requirements for banking subsidiaries to be considered “well capitalized” pursuant to regulations issued under the Federal Deposit Insurance Corporation Improvement Act. There is no “well capitalized” definition for the Tier 1 leverage ratio for a bank holding company.

Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2011
Leases, Operating [Abstract]
Minimum aggregate rental commitment under noncancelable operating leases

As of December 31, 2011, the minimum aggregate rental commitment under all noncancelable operating leases (net of subleases of $27 million) was as follows:

(Millions)
2012	$255
2013	221
2014	201
2015	160
2016	119
Thereafter	1,048
Total	$2,004

Reportable Operating Segment (Tables)	12 Months Ended
Dec. 31, 2011
Reportable Operating Segments And Geographic Operations (Tables) [Abstract]
Operating segment information

The following table presents certain selected financial information as of or for the years ended December 31, 2011, 2010 and 2009.

					Corporate &
(Millions, except where indicated)	USCS	ICS	GCS	GNMS	Other	(a)	Consolidated
2011
Non-interest revenues	$10,648	$4,361	$4,880	$4,713	$719		$25,321
Interest income	5,230	1,304	9	5	413		6,961
Interest expense	807	426	264	(224)	1,047		2,320
Total revenues net of interest expense	15,071	5,239	4,625	4,942	85		29,962
Total provision	687	268	76	75	6		1,112
Pretax income (loss) from continuing operations	4,129	762	1,075	1,979	(989)		6,956
Income tax provision (benefit)	1,449	39	337	686	(454)		2,057
Income (loss) from continuing operations	$2,680	$723	$738	$1,293	$(535)		$4,899
Total equity (billions)	$8.8	$2.8	$3.6	$2.0	$1.8		$19.0
2010
Non-interest revenues	$9,884	$3,678	$4,347	$4,101	$703		$22,713
Interest income	5,390	1,393	7	4	498		7,292
Interest expense	812	428	227	(200)	1,156		2,423
Total revenues net of interest expense	14,462	4,643	4,127	4,305	45		27,582
Total provision	1,591	392	157	61	6		2,207
Pretax income (loss) from continuing operations	3,504	589	723	1,589	(441)		5,964
Income tax provision (benefit)	1,279	52	273	564	(261)		1,907
Income (loss) from continuing operations	$2,225	$537	$450	$1,025	$(180)		$4,057
Total equity (billions)	$7.4	$2.2	$3.7	$1.9	$1.0		$16.2
2009
Non-interest revenues	$9,443	$3,442	$3,882	$3,586	$859		$21,212
Interest income	3,216	1,509	5	1	600		5,331
Interest expense	568	427	180	(177)	1,209		2,207
Total revenues net of interest expense	12,091	4,524	3,707	3,764	250		24,336
Total provision	3,769	1,211	177	135	21		5,313
Pretax income (loss) from continuing operations	575	271	475	1,449	71		2,841
Income tax provision (benefit)	171	(59)	144	510	(62)		704
Income (loss) from continuing operations	$404	$330	$331	$939	$133		$2,137
Total equity (billions)	$6.0	$2.3	$3.7	$1.4	$1.0		$14.4

  Corporate & Other includes adjustments and eliminations for intersegment activity.

Total revenues net of interest expense and pretax income

geographic operations

The following table presents the Company's total revenues net of interest expense and pretax income (loss) from continuing operations in different geographic regions:

(Millions)	United States	EMEA	(a)	JAPA	(a)	LACC	(a)	Other Unallocated	(b)	Consolidated
2011(c)
Total revenues net of interest expense	$21,254	$3,551		$3,071		$2,706		$(620)		$29,962
Pretax income (loss) from continuing operations	$6,971	$620		$430		$583		$(1,648)		$6,956
2010(c)
Total revenues net of interest expense	$19,976	$3,132		$2,630		$2,451		$(607)		$27,582
Pretax income (loss) from continuing operations	$6,137	$444		$273		$469		$(1,359)		$5,964
2009(c)
Total revenues net of interest expense	$17,328	$3,152		$2,229		$2,314		$(687)		$24,336
Pretax income (loss) from continuing operations	$3,194	$319		$187		$276		$(1,135)		$2,841

  EMEA represents Europe, Middle East and Africa; JAPA represents Japan, Asia/Pacific and Australia; and LACC represents Latin America, Canada and Caribbean.
  Other Unallocated includes net costs which are not directly allocable to specific geographic regions, including costs related to the net negative interest spread on excess liquidity funding and executive office operations expenses.
  The data in the above table is, in part, based upon internal allocations, which necessarily involve management's judgment. Certain revisions and reclassifications have been made to prior years' amounts to conform to 2011 presentation and internal allocation methodology.

Parent Company (Tables)	12 Months Ended
Dec. 31, 2011
Parent Company (Tables) [Abstract]
Condensed Statements of Income

Parent Company – Condensed Statements of Income

Years Ended December 31 (Millions)	2011	2010		2009
Revenues
Non-interest revenues
Gain on sale of securities	$15	$	―	$211
Other	3		8	4
Total non-interest revenues	18		8	215
Interest income	142		136	142
Interest expense	(633)		(638)	(562)
Total revenues net of interest expense	(473)		(494)	(205)
Expenses
Salaries and employee benefits	173		153	111
Other	186		117	161
Total	359		270	272
Pretax loss	(832)		(764)	(477)
Income tax benefit	(346)		(292)	(164)
Net loss before equity in net income of
subsidiaries and affiliates	(486)		(472)	(313)
Equity in net income of subsidiaries and
affiliates	5,385		4,529	2,450
Income from continuing operations	4,899		4,057	2,137
Income (loss) from discontinued operations,
net of tax	36		―	(7)
Net income	$4,935		$4,057	$2,130

Condensed Balance Sheets

parent company – condensed balance sheets

As of December 31 (Millions)	2011	2010
Assets
Cash and cash equivalents	$6,914	$5,267
Investment securities	360	475
Equity in net assets of subsidiaries and
affiliates of continuing operations	17,374	15,603
Accounts receivable, less reserves	53	831
Premises and equipment — at cost,
less accumulated depreciation: 2011, $44;
2010, $41	96	73
Loans to affiliates	5,132	4,942
Due from subsidiaries	1,363	1,196
Other assets	769	458
Total assets	$32,061	$28,845
Liabilities and Shareholders’ Equity
Liabilities
Accounts payable and other liabilities	$1,466	$1,366
Due to affiliates	823	911
Short-term affiliate debt	895	―
Long-term debt	10,083	10,338
Total liabilities	13,267	12,615
Shareholders’ equity
Common shares	232	238
Additional paid-in capital	12,217	11,937
Retained earnings	7,221	4,972
Accumulated other comprehensive loss	(876)	(917)
Total shareholders’ equity	18,794	16,230
Total liabilities and shareholders’ equity	$32,061	$28,845

Condensed Cash Flows

Parent Company – Condensed Statements of Cash Flows

Years Ended December 31 (Millions)	2011	2010	2009
Cash Flows from Operating Activities
Net income	$4,935	$4,057	$2,130
Adjustments to reconcile net income to cash provided by operating activities:
Equity in net (income) loss of subsidiaries and affiliates:
— Continuing operations	(5,385)	(4,530)	(2,450)
— Discontinued operations	(36)	―	7
Dividends received from subsidiaries and affiliates	3,773	1,999	1,103
Gain on sale of securities	(15)	―	(211)
Other operating activities, primarily with subsidiaries	671	(39)	246
Net cash provided by operating activities	3,943	1,487	825
Cash Flows from Investing Activities
Sale/redemption of investments	20	9	361
Premises and equipment	(35)	(32)	(20)
Loans to affiliates	(189)	(1,064)	2,665
Purchase of investments	(2)	(3)	―
Investments in affiliates	(18)	―	―
Net cash (used in) provided by investing activities	(224)	(1,090)	3,006
Cash Flows from Financing Activities
Issuance of debt	―	―	3,000
Principal payment of debt	(400)	―	(505)
Short-term affiliate debt	895	―	―
Long-term affiliate debt	―	(15)	―
Issuance of American Express Series A preferred shares and warrants	―	―	3,389
Issuance of American Express common shares and other	594	663	614
Repurchase of American Express Series A preferred shares	―	―	(3,389)
Repurchase of American Express stock warrants	―	―	(340)
Repurchase of American Express common shares	(2,300)	(590)	―
Dividends paid	(861)	(867)	(924)
Net cash (used in) provided by financing activities	(2,072)	(809)	1,845
Net change in cash and cash equivalents	1,647	(412)	5,676
Cash and cash equivalents at beginning of year	5,267	5,679	3
Cash and cash equivalents at end of year	$6,914	$5,267	$5,679

Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quartertly Financial Data [Abstract]
Quarterly financial data
(Millions, except per share amounts)	2011				2010
Quarters Ended	12/31	9/30	6/30	3/31	12/31(a)	9/30	6/30	3/31
Total revenues net of interest expense	$7,742	$7,571	$7,618	$7,031	$7,244	$6,973	$6,805	$6,560
Pretax income from continuing operations	1,748	1,711	1,765	1,732	1,477	1,640	1,595	1,252
Income from continuing operations	1,192	1,235	1,295	1,177	1,062	1,093	1,017	885
Income from discontinued operations	―	―	36	―	―	―	―	―
Net income	1,192	1,235	1,331	1,177	1,062	1,093	1,017	885
Earnings Per Common Share — Basic:
Continuing operations	$1.02	$1.04	$1.08	$0.98	$0.88	$0.91	$0.84	$0.74
Discontinued operations	―	―	0.03	―	―	―	―	―
Net income	$1.02	$1.04	$1.11	$0.98	$0.88	$0.91	$0.84	$0.74
Earnings Per Common Share — Diluted:
Continuing operations	$1.01	$1.03	$1.07	$0.97	$0.88	$0.90	$0.84	$0.73
Discontinued operations	―	―	0.03	―	―	―	―	―
Net income	$1.01	$1.03	$1.10	$0.97	$0.88	$0.90	$0.84	$0.73
Cash dividends declared per common share	$0.18	$0.18	$0.18	$0.18	$0.18	$0.18	$0.18	$0.18
Common share price:
High	$52.35	$53.80	$51.97	$46.93	$46.78	$45.68	$49.19	$43.25
Low	$41.30	$42.03	$45.10	$42.19	$37.33	$38.42	$37.13	$36.60

  The results of operations for the quarter ended December 31, 2010 include restructuring charges in the amount of $98 million. Refer to Note 16 for further discussion of these items.

Summary of Significant Accounting Policies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies Textuals [Line Items]
Original maturities of cash and cash equivalents	90 days or less
Net foreign currency transaction gain	$ 145,000,000	$ 138,000,000	$ 205,000,000
Cash and cash due from banks	3,514,000,000	2,145,000,000
Other liabilities	18,070,000,000	15,593,000,000
Finite-Lived Intangible Assets [Line Items]
Estimated useful life, years	5
Equipment [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life, years	3
Maximum useful life, years	10
Premises [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life, years	30
Maximum useful life, years	50
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life, years	5
Maximum useful life, years	10
Scenario Adjustment Balance [Member]
Summary Of Significant Accounting Policies Textuals [Line Items]
Cash and cash due from banks		353,000,000
Other liabilities		353,000,000
Adjustments for New Accounting Pronouncement [Member]
Summary Of Significant Accounting Policies Textuals [Line Items]
Shareholders' equity			$ 1,800,000,000

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Nov. 10, 2010 Accertify Acquisition [Member] Global Network And Merchant Services [Member]	Jan. 15, 2010 Revolution Money Acquisition [Member] Corporate and Other [Member]	Mar. 01, 2011 Loyalty Partner Acquisition [Member] International Card Services [Member]
Assets acquired and liabilities assumed for acquisitions
Goodwill acquired	$ 132	$ 184	$ 538
Definite-lived intangible assets	15	119	295
All other assets	10	7	206
Total assets	157	310	1,039
Total liabilities (including NCI)	6	5	423
Net assets acquired	151	305	616
Total consideration	151	305	616
Total consideration less cash acquired			585
Cash acquired in business combination			31
Noncontrolling equity interest, fair value			$ 150

Fair Values (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Investment securities:
Equity securities	$ 360,000,000	$ 475,000,000
Debt securities and other	6,787,000,000	13,535,000,000
Derivatives	1,516,000,000	1,089,000,000
Total assets	8,663,000,000	15,099,000,000
Level 1 [Member]
Investment securities:
Equity securities	360,000,000	475,000,000
Debt securities and other	340,000,000	0
Derivatives	0	0
Total assets	700,000,000	475,000,000
Level 2 [Member]
Investment securities:
Equity securities	0	0
Debt securities and other	6,447,000,000	13,535,000,000
Derivatives	1,516,000,000	1,089,000,000
Total assets	7,963,000,000	14,624,000,000
Level 3 [Member]
Investment securities:
Total assets	$ 0	$ 0

Fair Values (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Liabilities [Abstract]
Derivatives	$ 108,000,000	$ 419,000,000
Total liabilities	108,000,000	419,000,000
Level 1 [Member]
Liabilities [Abstract]
Derivatives	0	0
Total liabilities	0	0
Level 2 [Member]
Liabilities [Abstract]
Derivatives	108,000,000	419,000,000
Total liabilities	108,000,000	419,000,000
Level 3 [Member]
Liabilities [Abstract]
Total liabilities	$ 0	$ 0

Fair Values (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Liabilities:
Certificates of deposit	$ 12,061
Long-term Debt	59,570	66,416
Fair Values (Textuals) [Abstract]
Accounts receivable, less reserves	40,452	36,880
Cardmember loans, net	60,747	57,204
Variable Interest Enterprise [Member]
Financial Liabilities:
Long-term Debt	20,856	23,341
Fair Values (Textuals) [Abstract]
Accounts receivable, less reserves	8,000	8,100
Cardmember loans, net	33,300	33,200
Carrying Value [Member]
Financial Assets:
Assets for which carrying values equal or approximate fair value	70,000	61,000
Loans, net	61,000	58,000
Financial Liabilities:
Liabilities for which carrying values equal or approximate fair value	51,000	43,000
Certificates of deposit	12,000	13,000
Long-term Debt	59,000	66,000
Fair Value [Member]
Financial Assets:
Assets for which carrying values equal or approximate fair value	70,000	61,000
Loans, net	62,000	58,000
Financial Liabilities:
Liabilities for which carrying values equal or approximate fair value	51,000	43,000
Certificates of deposit	12,000	13,000
Long-term Debt	62,000	69,000
Fair Value [Member] | Variable Interest Enterprise [Member]
Financial Liabilities:
Long-term Debt	$ 21,100	$ 23,600

Fair Values (Details Textuals) (USD $)	12 Months Ended
Dec. 31, 2011
Fair Values (Textuals) [Abstract]
Fair Value Level One To Level Two Transfers Amount	$ 0
Fair Value Level Two To Level One Transfers Amount	$ 340,000,000

Accounts Receivable and Loans (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts receivable segment information
Cardmember receivables, gross	$ 40,890,000,000	$ 37,266,000,000
Less: Cardmember reserve for losses	438,000,000	386,000,000	546,000,000	810,000,000
Cardmember receivables, net	40,452,000,000	36,880,000,000
Other receivables, net	3,657,000,000	3,554,000,000
Variable Interest Enterprise [Member]
Accounts receivable segment information
Cardmember receivables, gross	8,027,000,000	8,192,000,000
Cardmember receivables, net	8,000,000,000	8,100,000,000
Non United States [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember receivables available to settle the obligations of a variable interest entity	12,800,000,000	11,700,000,000
U S Card Services [Member]
Accounts receivable segment information
Cardmember receivables, gross	20,645,000,000	19,155,000,000
U S Card Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember receivables available to settle the obligations of a variable interest entity	7,500,000,000	7,700,000,000
International Card Services [Member]
Accounts receivable segment information
Cardmember receivables, gross	7,222,000,000	6,673,000,000
Global Commercial Services [Member]
Accounts receivable segment information
Cardmember receivables, gross	12,829,000,000	11,259,000,000
Global Commercial Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember receivables available to settle the obligations of a variable interest entity	500,000,000	500,000,000
Global Network And Merchant Services [Member]
Accounts receivable segment information
Cardmember receivables, gross	$ 194,000,000	$ 179,000,000

Accounts Receivable and Loans (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans segment information
Cardmember loans, gross	$ 62,621,000,000	$ 60,850,000,000
Less: Cardmember reserve for losses	1,874,000,000	3,646,000,000	5,799,000,000	2,570,000,000
Cardmember loans, net	60,747,000,000	57,204,000,000
Other loans, net	419,000,000	412,000,000
Accounts Receivable and Loans Textuals [Abstract]
Unamortized net card fees	140,000,000	134,000,000
Variable Interest Enterprise [Member]
Loans segment information
Cardmember loans, gross	33,834,000,000	34,726,000,000
Cardmember loans, net	33,300,000,000	33,200,000,000
U S Card Services [Member]
Loans segment information
Cardmember loans, gross	53,686,000,000	51,565,000,000
U S Card Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember loans available to settle the obligations of a variable interest entity	33,800,000,000	34,700,000,000
International Card Services [Member]
Loans segment information
Cardmember loans, gross	8,901,000,000	9,255,000,000
Global Commercial Services [Member]
Loans segment information
Cardmember loans, gross	$ 34,000,000	$ 30,000,000

Accounts Receivable and Loans (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U S Card Services [Member] | Cardmember Loans [Member]
Financing receivable recorded investment aging
Current	$ 52,930	$ 50,508
30 to 59 days past due	218	282
60 to 89 days past due	165	226
90+ days past due	373	549
Total aging	53,686	51,565
U S Card Services [Member] | Cardmember Receivables [Member]
Financing receivable recorded investment aging
Current	20,246	18,864
30 to 59 days past due	122	104
60 to 89 days past due	81	55
90+ days past due	196	132
Total aging	20,645	19,155
International Card Services [Member] | Cardmember Loans [Member]
Financing receivable recorded investment aging
Current	8,748	9,044
30 to 59 days past due	52	66
60 to 89 days past due	32	48
90+ days past due	69	97
Total aging	8,901	9,255
International Card Services [Member] | Cardmember Receivables [Member]
Financing receivable recorded investment aging
90+ days past due	63	64
Total aging	7,222	6,673
Global Commercial Services [Member] | Cardmember Receivables [Member]
Financing receivable recorded investment aging
90+ days past due	109	96
Total aging	$ 12,829	$ 11,259

Accounts Receivable and Loans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 U S Card Services [Member] Cardmember Loans [Member]	Dec. 31, 2010 U S Card Services [Member] Cardmember Loans [Member]	Dec. 31, 2011 U S Card Services [Member] Cardmember Receivables [Member]	Dec. 31, 2010 U S Card Services [Member] Cardmember Receivables [Member]	Dec. 31, 2011 International Card Services [Member] Cardmember Loans [Member]	Dec. 31, 2010 International Card Services [Member] Cardmember Loans [Member]	Dec. 31, 2011 International Card Services [Member] Cardmember Receivables [Member]	Dec. 31, 2010 International Card Services [Member] Cardmember Receivables [Member]	Mar. 31, 2010 International Card Services [Member] Cardmember Receivables [Member]	Dec. 31, 2011 Global Commercial Services [Member] Cardmember Receivables [Member]	Dec. 31, 2010 Global Commercial Services [Member] Cardmember Receivables [Member]	Mar. 31, 2010 Global Commercial Services [Member] Cardmember Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate Principal	2.90%	5.80%	1.70%	1.60%	2.70%	4.60%
Net Write Off Rate Principal Interest Fees	3.20%	6.30%	1.90%	1.80%	3.30%	5.50%
30 Days Past Due as a % of Total	1.40%	2.10%	1.90%	1.50%	1.70%	2.30%
Net Loss Ratio as a % of Charge Volume							0.15%	0.24%		0.06%	0.11%
90 days past billing as a percentage of receivables							0.90%	1.00%		0.80%	0.80%
Credit Quality Indicator For Loans And Receivables (Textuals) [Abstract]
Cardmember receivables net write offs due to methodology change									$ 60			$ 48

Accounts Receivable and Loans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Impaired loans and receivables
Loans over 90 Days past due and accruing interest	$ 131	$ 185
Non-accrual loans	535	636
Loans and receivables modified in a Troubled Debt Restructuring	918	1,201
Total impaired loans and receivables	1,584	2,022
Unpaid principal balance	1,513	1,925
Related allowance for Troubled Debt Restructurings	294	342
Accounts Receivable and Loans (Textuals) [Abstract]
Total loans and receivables modified as a TDR, non-accrual	410	655
Total loans and receivables modified as a TDR, past due 90 days and still accruing	4	7
U S Card Services [Member] | Cardmember Loans [Member]
Impaired loans and receivables
Loans over 90 Days past due and accruing interest	64	90
Non-accrual loans	529	628
Loans and receivables modified in a Troubled Debt Restructuring	736	1,076
Total impaired loans and receivables	1,329	1,794
Unpaid principal balance	1,268	1,704
Related allowance for Troubled Debt Restructurings	174	274
U S Card Services [Member] | Cardmember Receivables [Member]
Impaired loans and receivables
Loans over 90 Days past due and accruing interest	0	0
Non-accrual loans	0	0
Loans and receivables modified in a Troubled Debt Restructuring	174	114
Total impaired loans and receivables	174	114
Unpaid principal balance	165	109
Related allowance for Troubled Debt Restructurings	118	63
International Card Services [Member] | Cardmember Loans [Member]
Impaired loans and receivables
Loans over 90 Days past due and accruing interest	67	95
Non-accrual loans	6	8
Loans and receivables modified in a Troubled Debt Restructuring	8	11
Total impaired loans and receivables	81	114
Unpaid principal balance	80	112
Related allowance for Troubled Debt Restructurings	$ 2	$ 5

Accounts Receivable and Loans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	$ 93	$ 131
Average balance of impaired loans	1,741	2,508
U S Card Services [Member] | Cardmember Loans [Member]
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	67	101
Average balance of impaired loans	1,498	2,256
U S Card Services [Member] | Cardmember Receivables [Member]
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	0	0
Average balance of impaired loans	145	110
International Card Services [Member] | Cardmember Loans [Member]
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	26	30
Average balance of impaired loans	$ 98	$ 142

Accounts Receivable and Loans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Accounts
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Number of Accounts	197,000
Pre-Modification Outstanding Balance	$ 1,512
Post-Modification Outstanding Balance	1,452
Cardmember Loans [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Number of Accounts	147,000
Pre-Modification Outstanding Balance	1,110
Post-Modification Outstanding Balance	1,064
Cardmember Receivables [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Number of Accounts	50,000
Pre-Modification Outstanding Balance	402
Post-Modification Outstanding Balance	$ 388

Accounts Receivable and Loans (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Accounts
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of Accounts	52,000
Outstanding Balance Upon Payment Default	$ 388
Cardmember Loans [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of Accounts	46,000
Outstanding Balance Upon Payment Default	343
Cardmember Receivables [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of Accounts	6,000
Outstanding Balance Upon Payment Default	$ 45

Accounts Receivable and Loans (Details Textuals) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 U S Card Services [Member]	Dec. 31, 2010 U S Card Services [Member]	Dec. 31, 2011 International Card Services [Member]	Dec. 31, 2010 International Card Services [Member]	Dec. 31, 2011 Global Commercial Services [Member]	Dec. 31, 2010 Global Commercial Services [Member]	Dec. 31, 2011 Global Commercial Services [Member] Airline [Member]	Dec. 31, 2010 Global Commercial Services [Member] Airline [Member]	Dec. 31, 2011 Global Commercial Services [Member] Airline [Member] Delta [Member]	Dec. 31, 2010 Global Commercial Services [Member] Airline [Member] Delta [Member]	Dec. 31, 2011 Cardmember Loans [Member] U S Card Services [Member] bp	Dec. 31, 2011 Cardmember Receivables [Member] U S Card Services [Member] M
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Average basis point reduction in interest rate by class of cardmember loans													11
Average payment term extension														15
Outstanding balance of cardmember loans and receivables modified through settlement programs	$ 5,800,000
Reserve on the outanding balance of cardmember loans and receivables modified through settlement programs	3,700,000
Accounts Receivable and Loans Textuals [Abstract]
Cardmember loans and receivables totaling	41,900,000,000
Other receivables, reserves	102,000,000	175,000,000
Other loans, reserves	18,000,000	24,000,000
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cardmember receivables	$ 40,890,000,000	$ 37,266,000,000	$ 20,645,000,000	$ 19,155,000,000	$ 7,222,000,000	$ 6,673,000,000	$ 12,829,000,000	$ 11,259,000,000	$ 563,000,000	$ 106,000,000	$ 340,000,000	$ 68,000,000

Reserves for Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 International Card Services And Global Commercial Services [Member]
Changes in the cardmember receivable reserve for losses
Balance, January 1	$ 386	$ 546	$ 810
Additions:
Cardmember receivables provisions	603	439	773
Cardmember receivables provisions - other	167	156	84
Total provision	770	595	857
Deductions:
Cardmember receivables net write-offs	(560)	(598)	(1,131)
Cardmember receivables - other	(158)	(157)	10
Balance, December 31	438	386	546
Valuation allowances and reserves, recoveries	349	357	349
Change In Cardmember Receivables Reserve For Losses [Line Items]
Cardmember receivables net write offs due to methodology change				$ 108

Reserves for Losses (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cardmember Receivables And Related Reserves Evaluated Separately and Collectively For Impairment [Abstract]
Cardmember receivables evaluated separately for impairment	$ 174	$ 114	$ 94
Reserves on cardmember receivables evaluated separately for impairment	118	63	64
Cardmember receivables evaluated collectively for impairment	40,716	37,152	33,649
Reserves on cardmember receivables evaluated collectively for impairment	$ 320	$ 323	$ 482

Reserves for Losses (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Scenario Previously Reported [Member]	Dec. 31, 2009 Scenario Previously Reported [Member]	Dec. 31, 2008 Scenario Previously Reported [Member]	Dec. 31, 2010 Scenario Adjustment [Member]	Dec. 31, 2009 Scenario Adjustment [Member]	Dec. 31, 2008 Scenario Adjustment [Member]
Changes in the cardmember loans reserve for losses
Balance, January 1	$ 3,646,000,000	$ 5,799,000,000	$ 2,570,000,000	$ 3,646,000,000	$ 3,268,000,000	$ 2,570,000,000	$ 0	$ 2,531,000,000	$ 0
Cardmember loans, reserves	1,874,000,000	3,646,000,000	5,799,000,000	3,646,000,000	3,268,000,000	2,570,000,000	0	2,531,000,000	0
Additions:
Cardmember loans provisions	145,000,000	1,445,000,000	4,209,000,000
Cardmember loans provisions - other	108,000,000	82,000,000	57,000,000
Total provision	253,000,000	1,527,000,000	4,266,000,000
Deductions:
Cardmember loans net write-offs - principal	(1,720,000,000)	(3,260,000,000)	(2,949,000,000)
Cardmember loans net write-offs - interest and fees	(201,000,000)	(359,000,000)	(448,000,000)
Cardmember loans - other	(104,000,000)	(61,000,000)	(171,000,000)
Balance, December 31	1,874,000,000	3,646,000,000	5,799,000,000	3,646,000,000	3,268,000,000	2,570,000,000	0	2,531,000,000	0
Reserves For Losses Textuals [Abstract]
Allowance for loan and lease losses, recoveries of bad debts	578,000,000	568,000,000	327,000,000
Reserve For Losses Securitized Loans		$ 2.531

Reserves For Losses (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cardmember Loans And Related Reserves Evaluated Separately And Collectively For Impairment [Abstract]
Cardmember loans evaluated separately for impairment	$ 744	$ 1,087	$ 721
Reserves on cardmember loans evaluated separately for impairment	176	279	187
Cardmember loans evaluated collectively for impairment	61,877	59,763	32,051
Reserves on cardmember loans evaluated collectively for impairment	$ 1,698	$ 3,367	$ 3,081

Investment Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available for Sale Securities by Type
Cost	$ 6,806	$ 13,937
Gross Unrealized Gains	416	444
Gross Unrealized Losses	(75)	(371)
Investment securities	7,147	14,010
U.S. States and Political Subdivisions Debt Securities [Member]
Schedule of Available for Sale Securities by Type
Cost	4,968	6,140
Gross Unrealized Gains	103	24
Gross Unrealized Losses	(72)	(367)
Investment securities	4,999	5,797
U.S. Government agency obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	352	3,402
Gross Unrealized Gains	2	12
Gross Unrealized Losses	0	(1)
Investment securities	354	3,413
U.S. Government treasury obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	330	2,450
Gross Unrealized Gains	10	6
Gross Unrealized Losses	0	0
Investment securities	340	2,456
Corporate debt securities [Member]
Schedule of Available for Sale Securities by Type
Cost	626	1,431
Gross Unrealized Gains	9	15
Gross Unrealized Losses	(3)	(1)
Investment securities	632	1,445
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available for Sale Securities by Type
Cost	261	272
Gross Unrealized Gains	17	6
Gross Unrealized Losses	0	(2)
Investment securities	278	276
Equity securities [Member]
Schedule of Available for Sale Securities by Type
Cost	95	98
Gross Unrealized Gains	265	377
Gross Unrealized Losses	0	0
Investment securities	360	475
Foreign government bonds and obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	120	95
Gross Unrealized Gains	10	4
Gross Unrealized Losses	0	0
Investment securities	130	99
Availabe For Sale Securities Other [Member]
Schedule of Available for Sale Securities by Type
Cost	54	49
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Investment securities	$ 54	$ 49

Investment Securities (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	$ 15	$ 2,905
Estimated Fair Value, 12 months or more	1,096	1,079
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(2)	(159)
Gross Unrealized Losses, 12 months or more	(73)	(212)
U.S. States and Political Subdivisions Debt Securities [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	2,535
Estimated Fair Value, 12 months or more	1,094	1,076
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(156)
Gross Unrealized Losses, 12 months or more	(72)	(211)
U.S. Government agency obligations [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	299
Estimated Fair Value, 12 months or more	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(1)
Gross Unrealized Losses, 12 months or more	0	0
Corporate debt securities [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	15	0
Estimated Fair Value, 12 months or more	2	3
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(2)	0
Gross Unrealized Losses, 12 months or more	(1)	(1)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	71
Estimated Fair Value, 12 months or more	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(2)
Gross Unrealized Losses, 12 months or more	$ 0	$ 0

Investment Securities (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	$ 15	$ 2,905
Estimated Fair Value, 12 months or more	1,096	1,079
Estimated Fair Value, Total	1,111	3,984
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(2)	(159)
Gross Unrealized Losses, 12 months or more	(73)	(212)
Gross Unrealized Losses, Total	(75)	(371)
Available For Sale Securities Continuous Unrealized Loss Position Qualitative Disclosure [Abstract]
Number of securities, less than 12 months	1	505
Number of securities, 12 months or more	136	146
Number of securities, total	137	651
Ratio Of Fair Value To Amortized Cost Between Ninety And One Hundred Percent [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	0	2,554
Estimated Fair Value, 12 months or more	884	79
Estimated Fair Value, Total	884	2,633
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(113)
Gross Unrealized Losses, 12 months or more	(35)	(7)
Gross Unrealized Losses, Total	(35)	(120)
Available For Sale Securities Continuous Unrealized Loss Position Qualitative Disclosure [Abstract]
Number of securities, less than 12 months	0	457
Number of securities, 12 months or more	114	31
Number of securities, total	114	488
Ratio Of Fair Value To Amortized Cost Less Than Ninety Percent [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	15	351
Estimated Fair Value, 12 months or more	212	1,000
Estimated Fair Value, Total	227	1,351
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(2)	(46)
Gross Unrealized Losses, 12 months or more	(38)	(205)
Gross Unrealized Losses, Total	$ (40)	$ (251)
Available For Sale Securities Continuous Unrealized Loss Position Qualitative Disclosure [Abstract]
Number of securities, less than 12 months	1	48
Number of securities, 12 months or more	22	115
Number of securities, total	23	163

Investment Securities (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Due within 1 year	$ 973
Due after 1 year through 5 years	421
Due after 5 years through 10 years	217
Due after 10 years	5,046
Total	6,657
Estimated Fair Value
Estimated Fair Value, Due within 1 year	983
Estimated Fair Value, Due after 1 year through 5 years	429
Estimated Fair Value, Due after 5 years through 10 years	227
Estimated Fair Value, Due after 10 years	5,094
Total	$ 6,733

Investment Securities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gross realized gains and losses on the sales of investment securities
Gains	$ 16	$ 1	$ 226
Losses	0	(6)	(1)
Total	$ 16	$ (5)	$ 225

Investment Securities (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investment Securities (Details) [Abstract]
Other-than-temporary impairments recognized during the period	$ 0	$ 0
Corporate debt obligations issued under the Temporary Liquidity Guarantee Program	$ 600,000,000	$ 1,300,000,000

Asset Securitizations (Details Textuals) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Securitized Trusts [Line Items]
Restricted cash	$ 584,000,000	$ 4,172,000,000
Statement [Line Items]
Cardmember loans, gross	62,621,000,000	60,850,000,000
Cardmember loans, reserves	1,874,000,000	3,646,000,000	5,799,000,000	2,570,000,000
Long-term debt	59,570,000,000	66,416,000,000
Adjustments for New Accounting Pronouncement [Member]
Statement [Line Items]
Cardmember loans, gross			29,000,000,000
Cardmember loans, reserves			2,500,000,000
Long-term debt			25,000,000,000
Shareholders' equity			1,800,000,000
American Express Travel Related Services Company Inc [Member]
Securitized Trusts [Line Items]
Subordinated securities owned	1,000,000,000
American Express Charge Trust [Member]
Securitized Trusts [Line Items]
Restricted cash	15,000,000	9,000,000
American Express Lending Trust [Member]
Securitized Trusts [Line Items]
Restricted cash	$ 192,000,000	$ 3,700,000,000

Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other assets
Restricted cash	$ 584	$ 4,172
Deferred tax assets, net	2,875	3,397
Goodwill	3,172	2,639	2,328
Prepaid expenses	2,378	1,802
Derivative assets	915	1,071
Other intangible assets, at amortized cost	1,149	972
Other	1,582	1,315
Other assets (includes restricted cash of consolidated variable interest entities)	12,655	15,368
Prepaid Miles And Reward Points [Member]
Other assets
Prepaid expenses	$ 1,800	$ 1,200

Other Assets (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 2,639	$ 2,328
Acquisitions	559	315
Dispositions	(1)	(2)
Other, including foreign currency translation	(25)	(2)
Goodwill, Ending Balance	3,172	2,639
U S Card Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	175	175
Acquisitions	0	0
Dispositions	0	0
Other, including foreign currency translation	0	0
Goodwill, Ending Balance	175	175
International Card Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	511	512
Acquisitions	538	0
Dispositions	0	0
Other, including foreign currency translation	(26)	(1)
Goodwill, Ending Balance	1,023	511
International Card Services [Member] | Loyalty Partner Acquisition [Member]
Goodwill [Roll Forward]
Acquisitions	538
Global Commercial Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,544	1,547
Acquisitions	0	0
Dispositions	(1)	(2)
Other, including foreign currency translation	0	(1)
Goodwill, Ending Balance	1,543	1,544
Global Network And Merchant Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	159	28
Acquisitions	1	131
Dispositions	0	0
Other, including foreign currency translation	0	0
Goodwill, Ending Balance	160	159
Global Network And Merchant Services [Member] | Accertify Acquisition [Member]
Goodwill [Roll Forward]
Acquisitions		131
Corporate and Other [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	250	66
Acquisitions	20	184
Dispositions	0	0
Other, including foreign currency translation	1	0
Goodwill, Ending Balance	271	250
Corporate and Other [Member] | Revolution Money Acquisition [Member]
Goodwill [Roll Forward]
Acquisitions		$ 184

Other Assets (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of other intangible assets
Gross Carrying Amount	$ 1,668	$ 1,387
Accumulated Amortization	(519)	(415)
Net Carrying Amount	1,149	972
Other Contracts [Member]
Components of other intangible assets
Gross Carrying Amount	445	262
Accumulated Amortization	(112)	(83)
Net Carrying Amount	333	179
Customer Relationships [Member]
Components of other intangible assets
Gross Carrying Amount	1,223	1,125
Accumulated Amortization	(407)	(332)
Net Carrying Amount	816	793
Customer Relationships [Member] | Airline [Member]
Components of other intangible assets
Net Carrying Amount	410	478
Customer Relationships [Member] | Delta [Member] | Airline [Member]
Components of other intangible assets
Net Carrying Amount	$ 195	$ 230

Other Assets (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Estimated amortization expense for other intangible assets
Estimated amortization expense, 2012	$ 200
Estimated amortization expense, 2013	190
Estimated amortization expense, 2014	165
Estimated amortization expense, 2015	146
Estimated amortization expense, 2016	$ 120

Other Assets (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Other Assets [Line Items]
Restricted cash	$ 584	$ 4,172
Prepaid expenses	2,378	1,802
Amortization period of intangible assets, minimum	1
Amortization period of intangible assets, maximum	22
Amortization expense	189	176	140
Amortization period of intangible assets	13	8
Affordable housing partnership interests	332	197
Affordable housing partnership interests percentage	50 percent
Prepaid Miles And Reward Points [Member]
Other Assets [Line Items]
Prepaid expenses	1,800	1,200
Delta [Member] | Prepaid Miles And Reward Points [Member]
Other Assets [Line Items]
Prepaid expenses	1,500	800
American Express Lending Trust [Member]
Other Assets [Line Items]
Restricted cash	192	3,700
American Express Charge Trust [Member]
Other Assets [Line Items]
Restricted cash	$ 15	$ 9

Customer Deposits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S.:
Interest-bearing	$ 37,271	$ 29,053
Non-interest-bearing	4	17
Non-U.S.:
Interest-bearing	612	640
Non-interest-bearing	11	17
Total customer deposits	$ 37,898	$ 29,727

Customer Deposits (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits By Type
Other deposits	$ 627	$ 674
Total customer deposits	37,898	29,727
United States [Member]
Deposits By Type
Savings accounts - Direct	14,649	7,725
Certificates of deposit - Direct	893	1,052
Certificates of deposit - Third party	10,781	11,411
Sweep accounts - Third party	$ 10,948	$ 8,865

Customer Deposits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Time Deposits By Maturity
2012	$ 3,703
2013	4,821
2014	2,441
2015	267
2016	607
After 5 years	222
Total	12,061
United States [Member]
Time Deposits By Maturity
2012	3,317
2013	4,820
2014	2,441
2015	267
2016	607
After 5 years	222
Total	11,674
Non United States [Member]
Time Deposits By Maturity
2012	386
2013	1
2014	0
2015	0
2016	0
After 5 years	0
Total	$ 387

Customer Deposits (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Time Deposits 100000 Or More [Abstract]
U.S.	$ 580	$ 689
Non-U.S.	304	291
Total	$ 884	$ 980

Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Outstanding Balance	$ 3,424	$ 3,414
Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	1.43%	1.03%
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding Balance	608	645
Commercial Paper [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	0.03%	0.16%
Other Short Term Borrowings [Member]
Short-term Debt [Line Items]
Outstanding Balance	2,816	2,769
Other Short Term Borrowings [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	1.73%	1.23%
Bank Overdrafts [Member]
Short-term Debt [Line Items]
Outstanding Balance	$ 821	$ 966

Debt (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term Debt	$ 59,570	$ 66,416
Unamortized Underwriting Fees	(106)	(113)
Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	3.69%	3.48%
Parent Company [Member]
Debt Instrument [Line Items]
Long-term Debt	10,083	10,338
Other Subsidiaries [Member] | Sale Lease Back Transaction Name [Member]
Debt Instrument [Line Items]
Long-term Debt	123	132
Fixed Rate Senior Notes Amount [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2013
Debt Instrument, Maturity Date Range, End	2038
Long-term Debt	9,364	9,604
Year End Effective Interest Rate With Swaps	6.06%	6.02%
Fixed Rate Senior Notes Amount [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.90%	6.83%
Fixed Rate Senior Notes Amount [Member] | American Express Travel Related Services Company Inc [Member]
Debt Instrument [Line Items]
Long-term Debt	0	700
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Fixed Rate Senior Notes Amount [Member] | American Express Travel Related Services Company Inc [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.00%	5.25%
Fixed Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2017
Long-term Debt	2,149	2,166
Year End Effective Interest Rate With Swaps	3.32%	3.31%
Fixed Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.83%	5.83%
Fixed Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2016
Long-term Debt	14,188	12,406
Year End Effective Interest Rate With Swaps	2.80%	3.07%
Fixed Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	4.78%	5.15%
Fixed Rate Senior Notes Amount [Member] | American Express Federal Savings Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2017
Long-term Debt	3,581	7,168
Year End Effective Interest Rate With Swaps	3.11%	2.72%
Fixed Rate Senior Notes Amount [Member] | American Express Federal Savings Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.65%	4.40%
Fixed Rate Senior Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Long-term Debt	0	437
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Fixed Rate Senior Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.00%	5.35%
Floating Rate Senior Notes Amount [Member] | American Express Travel Related Services Company Inc [Member]
Debt Instrument [Line Items]
Long-term Debt	0	500
Year End Effective Interest Rate With Swaps	0.00%	5.63%
Floating Rate Senior Notes Amount [Member] | American Express Travel Related Services Company Inc [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.00%	0.47%
Floating Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member]
Debt Instrument [Line Items]
Maturity Dates	Dec 31, 2012
Long-term Debt	400	400
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.43%	0.41%
Floating Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2014
Long-term Debt	2,444	2,480
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	1.24%	1.51%
Floating Rate Senior Notes Amount [Member] | American Express Federal Savings Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2017
Long-term Debt	1,100	2,750
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Federal Savings Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.47%	0.92%
Floating Rate Senior Notes Amount [Member] | American Express Charge Trust [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2013
Long-term Debt	4,488	3,988
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Charge Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.52%	0.51%
Floating Rate Senior Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2018
Long-term Debt	15,065	17,516
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.95%	0.89%
Floating Rate Subordinated Notes Amount [Member] | American Express Charge Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	Dec 31, 2012
Long-term Debt	72	72
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Charge Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.75%	0.74%
Floating Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2018
Long-term Debt	1,245	1,275
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.85%	0.66%
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%
Convertible Subordinated Debt [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Maturity Dates	Dec 31, 2036
Long-term Debt	749	745
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Convertible Subordinated Debt [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%	6.80%
Borrowings under Bank Credit Facilities [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2014
Debt Instrument, Maturity Date Range, End	2016
Long-term Debt	4,579	4,118
Year End Effective Interest Rate With Swaps	6.27%	5.38%
Borrowings under Bank Credit Facilities [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.38%	5.33%
Fixed Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Long-term Debt	0	63
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Fixed Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.00%	5.61%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2014
Debt Instrument, Maturity Date Range, End	2022
Long-term Debt	123	141
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.74%	5.64%
Floating Rate Borrowings [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Maturity Dates	Dec 31, 2014
Long-term Debt	$ 129
Year End Effective Interest Rate With Swaps	0.00%
Floating Rate Borrowings [Member] | Other Subsidiaries [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.66%

Debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aggregate annual maturities on long-term debt obligations
Total	$ 58,802
Unamortized Underwriting Fees	(106)	(113)
Unamortized discount and premium	(36)
Impacts due to fair value hedge accounting	910
Total long-term debt	59,570	66,416
Parent Company [Member]
Aggregate annual maturities on long-term debt obligations
2012	0
2013	1,000
2014	1,250
2015	0
2016	600
Thereafter	7,000
Total	9,850
Total long-term debt	10,083	10,338
American Express Centurion Bank [Member]
Aggregate annual maturities on long-term debt obligations
2012	1,150
2013	0
2014	0
2015	5
2016	0
Thereafter	1,302
Total	2,457
American Express Credit Corporation [Member]
Aggregate annual maturities on long-term debt obligations
2012	1,575
2013	4,846
2014	6,442
2015	2,477
2016	5,434
Thereafter	0
Total	20,774
American Express Federal Savings Bank [Member]
Aggregate annual maturities on long-term debt obligations
2012	1,550
2013	1,750
2014	0
2015	0
2016	0
Thereafter	1,300
Total	4,600
American Express Charge Trust [Member]
Aggregate annual maturities on long-term debt obligations
2012	1,560
2013	3,000
2014	0
2015	0
2016	0
Thereafter	0
Total	4,560
American Express Lending Trust [Member]
Aggregate annual maturities on long-term debt obligations
2012	5,222
2013	4,056
2014	3,882
2015	1,950
2016	0
Thereafter	1,200
Total	16,310
Other Subsidiaries [Member]
Aggregate annual maturities on long-term debt obligations
2012	0
2013	0
2014	211
2015	0
2016	0
Thereafter	40
Total	$ 251

Debt (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term borrowings	$ 3,424,000,000	$ 3,414,000,000
Debt (Textuals) [Abstract]
Principal outstanding of Subordinated Debentures	750,000,000
Interest rate of convertible subordinated debt over LIBOR	2.23%
Interest rate of convertible subordinated debt LIBOR rate plus an annual percentage after year five following the balance sheet date	LIBOR + 2.23%
Convertible Subordinated Debentures Redeemable Percentage Of Principal	100.00%
Percentage of Tangible Common Equity To Total Adjusted Assets	less than 4 percent
Number of months prior to trigger determination date decline in tangible common equity	18
Percentage of Decline in Tangible Common Equity	10.00%
Total bank lines of credit of the company	7,500,000,000	10,600,000,000
Unutilized total credit lines	2,900,000,000	6,500,000,000
Fees to maintain credit lines	22,200,000,000	7,700,000,000
Lines of credit facility remaining borrowing capacity supporting commercial paper borrowings	2,900,000,000	5,700,000,000
Line of Credit Facility financial covenants consolidated tangible net worth required	4,100,000,000
Line of credit facility financial covenants combined earnings and fixed charges to fixed charges ratio required	0.0125
Total Interest Paid	2,400,000,000	2,400,000,000	2,300,000,000
Line of credit facility expiration amount				2,600,000,000	2,000,000,000	2,900,000,000
Face amount of eligible notes issued from the Charge Trust			3,000,000,000
Face amount of eligible notes draw downs	$ 3,000,000,000
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%

Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of other liabilities
Membership Rewards reserves	$ 5,066	$ 4,500
Employee-related liablities	2,192	2,026
Book overdraft balances	3,091	1,185
Rebate and reward accruals	1,866	1,555
Deferred charge card fees, net	1,063	1,036
Other	4,792	5,291
Total	18,070	15,593
Carrying amount of deferred charge card and other fees
Deferred charge card and other fees	1,228	1,194
Deferred direct acquisition costs	(75)	(67)
Reserves for membership cancellations	(90)	(91)
Total	$ 1,063	$ 1,036

Derivatives and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	$ 1,516	$ 1,089
Cash collateral netting	(587)	0
Derivative asset and liability netting	(14)	(18)
Total derivatives, net	915	1,071
Other Assets [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	1,356	977
Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	160	112
Other Assets [Member] | Interest rate contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	1	3
Other Assets [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	159	109
Other Assets [Member] | Equity-linked contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	0	0
Other Assets [Member] | Fair Value Hedging [Member] | Interest rate contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	999	909
Other Assets [Member] | Fair Value Hedging [Member] | Total Return Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	13	0
Other Assets [Member] | Cash flow hedges [Member] | Interest rate contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	0	2
Other Assets [Member] | Net investment hedges [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	344	66
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	108	419
Cash collateral netting	0	0
Derivative asset and liability netting	(14)	(18)
Total derivatives, net	94	401
Other Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	45	323
Other Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	63	96
Other Liabilities [Member] | Interest rate contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	3
Other Liabilities [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	60	91
Other Liabilities [Member] | Equity-linked contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	3	2
Other Liabilities [Member] | Fair Value Hedging [Member] | Interest rate contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	38
Other Liabilities [Member] | Fair Value Hedging [Member] | Total Return Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	0
Other Liabilities [Member] | Cash flow hedges [Member] | Interest rate contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	1	13
Other Liabilities [Member] | Net investment hedges [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	$ 44	$ 272

Derivatives and Hedging Activities (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Expense [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contract	$ 128	$ 246	$ (446)
Hedged item	(102)	(233)	437
Net hedge ineffectiveness	26	13	(9)
Other revenues [Member] | Total Return Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contract	100	0	0
Hedged item	(112)	0	0
Net hedge ineffectiveness	$ (12)	$ 0	$ 0

Derivatives and Hedging Activities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow hedges [Member] | Interest Expense [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from AOCI into income	$ (13)	$ (36)	$ (115)
Cash flow hedges [Member] | Other Expense [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net hedge ineffectiveness	0	0	0
Net investment hedges [Member] | Other Expense [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from AOCI into income	0	2	0
Net hedge ineffectiveness	$ (3)	$ (3)	$ (1)

Derivatives and Hedging Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	$ 196	$ 87	$ 53
Interest Expense [Member] | Foreign exchange contracts [Member] | Short-term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	3	7	5
Interest Expense [Member] | Foreign exchange contracts [Member] | Long-term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	130	93	35
Other Expense [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	3	(8)	17
Other Expense [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	51	(3)	(8)
Interest Income [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	9	4	4
Other Income [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	0	0	(1)
Other Income [Member] | Equity-linked contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	$ 0	$ (6)	$ 1

Derivatives and Hedging Activities (Details Textuals) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives and Hedging Activities (Textuals) [Abstract]
Net reduction in interest expense on long term debt and other	$ 503,000,000	$ 522,000,000	$ 464,000,000
Net pretax losses on derivatives reclassified from AOCI into earnings	1,000,000
Shares held in equity investment	605.4	638.1
Derivative [Line Items]
Equity investment	360,000,000	475,000,000
ICBC [Member] | Fair Value [Member]
Derivative [Line Items]
Equity investment	359,000,000	475,000,000
Fair Value Hedging [Member]
Derivative [Line Items]
Notional amount of long-term debt	17,100,000,000	15,900,000,000
Cash flow hedges [Member]
Derivative [Line Items]
Notional amount of long-term debt	$ 305,000,000,000	$ 1,300,000,000

Guarantees (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Type of Guarantee
Maximum amount of undiscounted future payments	$ 52,000,000,000	$ 68,000,000,000
Amount of related liability	194,000,000	213,000,000
Card and Travel Operations [Member]
Type of Guarantee
Maximum amount of undiscounted future payments	51,000,000,000	67,000,000,000
Amount of related liability	96,000,000	114,000,000
Other Guarantees [Member]
Type of Guarantee
Maximum amount of undiscounted future payments	1,000,000,000	1,000,000,000
Amount of related liability	$ 98,000,000	$ 99,000,000

Common and Preferred Shares and Warrants (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Authorized shares and a reconciliation of common shares issued and outstanding
Common shares, authorized	3,600,000,000	3,600,000,000	3,600,000,000
Shares issued and outstanding at beginning of period	1,197,000,000	1,192,000,000	1,160,000,000
(Repurchases) Issuance of common shares	(48,000,000)	(14,000,000)	22,000,000
Other, primarily stock option exercises and RSAs granted	15,000,000	19,000,000	10,000,000
Shares issued and outstanding as of December 31	1,164,000,000	1,197,000,000	1,192,000,000
Shares reserved for issuance under employee stock and employee benefit plans	90,000,000

Common and Preferred Shares and Warrants (Details Textuals) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Preferred shares			$ 20
Common shares repurchased	48	14
Cost basis of treasury stock	2,300	590	0
Cost basis of treasury stock	217	219	235
Common And Preferred Shares And Warrants (Textuals) [Abstract]
Common shares remaining under share repurchase authorizations	38
Shares held as treasury shares	4.2	4.7	5
Preferred shares, authorized	20
Preferred shares, par value	1.66
Issuance of American Express Series A preferred shares and warrants	0	0	3,389
Cumulative Perpetual Preferred Shares Series A issued			3.39
Fixed rate of Cumulative Perpetual Preferred Shares Series A			5.00%
Common shares purchased related to a ten year warrant			24
Exercise price of common shares purchased			$ 20.95
Repurchase of American Express Series A preferred shares	0	0	3,389
Reduction to earnings per share (EPS) attributable to common shareholders			$ 0.18
Repurchase of warrants	0	0	340
Accelerated Accretion Expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Preferred shares			212
Commissions Paid [Member]
Component of Operating Other Cost and Expense [Line Items]
Cost basis of treasury stock	$ 1	$ 0.2

Changes in Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in Other Comprehensive income
Balance as of December 31	$ (917)
Change in net unrealized pension and other postretirement benefit losses	(17)	5	(10)
Balance as of December 31	(876)	(917)
Tax impact for the changes in each component of accumulated other comprehensive (loss) income
Investment securities	149	(272)	749
Cash flow hedges	3	11	29
Foreign currency translation adjustments	(40)	22	33
Net investment hedges	(14)	(396)	0
Pension and other postretirement benefit losses	(7)	18	(28)
Total tax impact	91	(617)	783
Error Correction Prior Period Adjustments [Member]
Changes in Other Comprehensive income
Net translation of investments in foreign operations	190
Accumulated Other Comprehensive Income (Loss) [Member]
Changes in Other Comprehensive income
Balance as of December 31	(917)	(712)	(1,606)
Impact of the Adoption of new GAAP		(315)
Net unrealized gains (losses)	243	(141)	1,329
Reclassification for realized (gains) losses into earnings	(6)	25	(71)
Net translation of investments in foreign operations	(153)	189	523
Net gains (losses) related to hedges of investment in foreign operations	(26)	32	(877)
Change in net unrealized pension and other postretirement benefit losses	(17)	5	(10)
Net change in accumulated other comprehensive (loss) income	41	(205)	894
Balance as of December 31	(876)	(917)	(712)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Changes in Other Comprehensive income
Balance as of December 31	57	507	(699)
Impact of the Adoption of new GAAP		(315)
Net unrealized gains (losses)	245	(139)	1,351
Reclassification for realized (gains) losses into earnings	(14)	4	(145)
Net change in accumulated other comprehensive (loss) income	231	(450)	1,206
Balance as of December 31	288	57	507
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Changes in Other Comprehensive income
Balance as of December 31	(7)	(28)	(80)
Net unrealized gains (losses)	(2)	(2)	(22)
Reclassification for realized (gains) losses into earnings	8	23	74
Net change in accumulated other comprehensive (loss) income	6	21	52
Balance as of December 31	(1)	(7)	(28)
Accumulated Translation Adjustment [Member]
Changes in Other Comprehensive income
Balance as of December 31	(503)	(722)	(368)
Reclassification for realized (gains) losses into earnings		(2)
Net translation of investments in foreign operations	(153)	189	523
Net gains (losses) related to hedges of investment in foreign operations	(26)	32	(877)
Net change in accumulated other comprehensive (loss) income	(179)	219	(354)
Balance as of December 31	(682)	(503)	(722)
Accumulated Defined Benefit Plans Adjustment [Member]
Changes in Other Comprehensive income
Balance as of December 31	(464)	(469)	(459)
Change in net unrealized pension and other postretirement benefit losses	(17)	5	(10)
Net change in accumulated other comprehensive (loss) income	(17)	5	(10)
Balance as of December 31	$ (481)	$ (464)	$ (469)

Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Charges
Beginning Balance	$ 215	$ 285	$ 427
Restructuring charges	119	96	185
Payments	(129)	(155)	(332)
Other non-cash	(5)	(11)	5
Ending Balance	200	215	285
U S Card Services [Member]
Restructuring Charges
Restructuring charges	(10)
International Card Services [Member]
Restructuring Charges
Restructuring charges	29
Global Commercial Services [Member]
Restructuring Charges
Restructuring charges	37
Global Network And Merchant Services [Member]
Restructuring Charges
Restructuring charges	(1)
Corporate and Other [Member]
Restructuring Charges
Restructuring charges	64
Severance [Member]
Restructuring Charges
Beginning Balance	199	253	365
Restructuring charges	96	98	161
Payments	(121)	(141)	(287)
Other non-cash	(4)	(11)	14
Ending Balance	170	199	253
Other Terminations [Member]
Restructuring Charges
Beginning Balance	16	32	62
Restructuring charges	23	(2)	24
Payments	(8)	(14)	(45)
Other non-cash	(1)	0	(9)
Ending Balance	$ 30	$ 16	$ 32

Restructuring Charges (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring charges, by reportable segment
Restructuring charges	$ 119	$ 96	$ 185
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	558
Severance [Member]
Restructuring charges, by reportable segment
Restructuring charges	96	98	161
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	483
Other Terminations [Member]
Restructuring charges, by reportable segment
Restructuring charges	23	(2)	24
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	75
U S Card Services [Member]
Restructuring charges, by reportable segment
Restructuring charges	(10)
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	64
U S Card Services [Member] | Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	58
U S Card Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	6
International Card Services [Member]
Restructuring charges, by reportable segment
Restructuring charges	29
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	86
International Card Services [Member] | Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	84
International Card Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	2
Global Commercial Services [Member]
Restructuring charges, by reportable segment
Restructuring charges	37
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	257
Global Commercial Services [Member] | Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	239
Global Commercial Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	18
Global Network And Merchant Services [Member]
Restructuring charges, by reportable segment
Restructuring charges	(1)
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	39
Global Network And Merchant Services [Member] | Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	30
Global Network And Merchant Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	9
Corporate and Other [Member]
Restructuring charges, by reportable segment
Restructuring charges	64
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	112
Severance and other charges	108
Corporate and Other [Member] | Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	72
Corporate and Other [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	$ 40

Restructuring Charges (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Positions	Dec. 31, 2009
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	$ 119	$ 96	$ 185
Restructuring and related cost number of positions to be eliminated		3,200
Restructuring and related cost number of positions eliminated			4,000
Decrease in staff Level as a result of restructuring		400
Restructuring and related cost percentage of positions eliminated			6.00%
Restructuring charges, adjustments	(27)	27	52
Aggregate additional restructuring charges, lower range	5
Aggregate additional restructuring charges, upper range	15
Downsizing And Reorganizing Operations [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	105		199
Employee Severance [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	96	98	161
Facility Closing [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	41
Smaller CorporateInitiatives [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost		25
U S Card Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	(10)
Restructuring charges, adjustments		(21)
International Card Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	29
Restructuring charges, adjustments		2
Global Commercial Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	37
Restructuring charges, adjustments		5
Global Network And Merchant Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	(1)
Restructuring charges, adjustments	(8)
Global Network And Merchant Services [Member] | Reorganization Of Certain Senior Leadership Positions [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost			38
Corporate and Other [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, Incurred cost	64
Restructuring charges, adjustments		$ (5)

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income tax expense (benefit):
U.S. federal	$ 958	$ 532	$ 661
U.S. state and local	156	110	40
Non-U.S.	434	508	295
Total current income tax expense	1,548	1,150	996
Deferred income tax expense (benefit):
U.S. federal	464	782	(231)
U.S. state and local	68	78	24
Non-U.S.	(23)	(103)	(85)
Total deferred income tax expense (benefit)	509	757	(292)
Total income tax expense on continuing operations	2,057	1,907	704
Income tax expense from discontinued operations	$ (36)	$ 0	$ 4

Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective tax rate reconciliation
Combined tax at U.S. statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (Decrease) in taxes resulting from:
Tax-exempt income	(1.50%)	(1.90%)	(4.60%)
State and local income taxes, net of federal benefit	2.60%	2.70%	2.70%
Non-U.S. subsidiaries earnings	(4.40%)	(3.10%)	(6.80%)
Tax settlements	(1.90%)	(1.30%)	(1.40%)
All other	(0.20%)	0.60%	(0.10%)
Actual tax rates	29.60%	32.00%	24.80%

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Reserves not yet deducted for tax purposes	$ 3,435	$ 3,789
Employee compensation and benefits	760	741
Other	626	290
Gross deferred tax assets	4,821	4,820
Valuation allowance	(112)	(104)
Deferred tax assets after valuation allowance	4,709	4,716
Deferred tax liabilities:
Intangibles and fixed assets	1,013	834
Deferred revenue	382	36
Asset securitizations	39	43
Net unrealized securities gains	25	19
Other	375	387
Gross deferred tax liabilities	1,834	1,319
Net deferred tax assets	$ 2,875	$ 3,397

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1	$ 1,377	$ 1,081	$ 1,176
Increases:
Current year tax positions	77	182	39
Tax positions related to prior years	247	403	161
Effects of foreign currency translations	0	0	1
Decreases:
Tax positions related to prior years	(457)	(145)	(197)
Settlements with tax authorities	(2)	(138)	(97)
Lapse of statute of limitations	(19)	(6)	(2)
Balance, December 31	$ 1,223	$ 1,377	$ 1,081

Income Taxes (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textuals)
U.S. statutory federal income tax rate	35.00%	35.00%	35.00%
Aggregate of federal taxes	$ 2,300,000,000
Income taxes paid	700,000,000	800,000,000	400,000,000
Unrecognized tax benefits	1,223,000,000	1,377,000,000	1,081,000,000	1,176,000,000
Unrecognized tax benefits as a result of potential resolutions of prior years' tax	867,000,000
Unrecognized tax benefits, temporary differences	867,000,000
Unrecognized tax benefits that affect effective tax rate	440,000,000	476,000,000	480,000,000
Unrecognized tax benefits, amounts recorded to equity	640,000,000
Unrecognized tax benefits impact not possible to quantify	227,000,000
Unrecognized tax benefits income tax penalties and interest expense	(63,000,000)	31,000,000	1,000,000
Unrecognized tax benefits income tax penalties and interest accrued	163,000,000	226,000,000
Tax Benefits from Discontinued Operations	36,000,000
Income Taxes Of Non Us Subsidiaries [Line Items]
Accumulated earnings intended to be permanently reinvested outside the U.S.	$ 7,700,000,000
Income Tax Contingency [Line Items]
Open tax years by major tax jurisdiction	2005 through 2007

Earnings Per Common Share (EPS) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per Share, amount									19		36		71
Basic and diluted:
Income (loss) from continuing operations	$ 1,192	$ 1,235	$ 1,295	$ 1,177	$ 1,062	$ 1,093	$ 1,017	$ 885	$ 4,899		$ 4,057		$ 2,137
Preferred shares dividends, accretion, and recognition of remaining unaccreted dividends	0				0				0		0		(306)
Earnings allocated to participating share awards and other items.									(58)		(51)		(22)
Loss from discontinued operations, net of tax	0	0	36	0	0	0	0	0	36		0		(7)
Net income attributable to common shareholders									4,877		4,006		1,802
Denominator:
Basic: Weighted-average common stock									1,178		1,188		1,168
Add: weighted-average stock options and warrants									6		7		3
Diluted									1,184		1,195		1,171
Basic EPS:
Income from continuing operations attributable to common shareholders	$ 1.02	$ 1.04	$ 1.08	$ 0.98	$ 0.88	$ 0.91	$ 0.84	$ 0.74	$ 4.11	[1]	$ 3.37	[1]	$ 1.55	[1]
Loss from discontinued operations, net of tax	$ 0	$ 0	$ 0.03	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.03		$ 0		$ (0.01)
Net income attributable to common shareholders	$ 1.02	$ 1.04	$ 1.11	$ 0.98	$ 0.88	$ 0.91	$ 0.84	$ 0.74	$ 4.14	[1]	$ 3.37	[1]	$ 1.54	[1]
Diluted EPS:
Income from continuing operations attributable to common shareholders	$ 1.01	$ 1.03	$ 1.07	$ 0.97	$ 0.88	$ 0.9	$ 0.84	$ 0.73	$ 4.09	[1]	$ 3.35	[1]	$ 1.54	[1]
Loss from discontinued operations, net of tax	$ 0	$ 0	$ (0.03)	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.03)		$ 0		$ 0
Net income attributable to common shareholders	$ 1.01	$ 1.03	$ 1.1	$ 0.97	$ 0.88	$ 0.9	$ 0.84	$ 0.73	$ 4.12	[1]	$ 3.35	[1]	$ 1.54	[1]
Earnings Per Common Share (Textuals) [Abstract]
Subordinated debentures	750								750
Repurchase of American Express Series A preferred shares									0		0		3,389
Preferred dividends paid													74
Component of Operating Other Cost and Expense [Line Items]
Preferred shares													20
Accelerated Accretion Expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Preferred shares													$ 212

[1]	Represents income from continuing operations or net income, as applicable, less (i) accelerated preferred dividend accretion of $212 million for the year ended December 31, 2009 due to the repurchase of $3.39 billion of preferred shares issued as part of the Capital Purchase Program, (ii) preferred share dividends and related accretion of $94 million for the year ended December 31, 2009 and (iii) earnings allocated to participating share awards and other items of $58 million, $51 million and $22 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Details of Certain Consolidated Statements of Income Lines (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	$ 2,269	$ 2,031	$ 1,778
Foreign currency conversion revenue [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	861	838	672
Delinquency fees [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	567	605	526
Service fees [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	355	328	335
Other Commissions And Fees [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	$ 486	$ 260	$ 245

Details of Certain Consolidated Statements of Income Lines (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Other Income, Nonoperating [Line Items]
Other	$ 2,164	$ 1,927	$ 2,090
Global Network Services Partner Revenues [Member]
Component of Other Income, Nonoperating [Line Items]
Other	655	530	463
Insurance Premium Revenue [Member]
Component of Other Income, Nonoperating [Line Items]
Other	241	255	293
Gain (Loss) on Investments [Member]
Component of Other Income, Nonoperating [Line Items]
Other	16	(5)	225
Other revenues [Member]
Component of Other Income, Nonoperating [Line Items]
Other	$ 1,252	$ 1,147	$ 1,109

Details of Certain Consolidated Statements of Income Lines (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Total marketing, promotion, rewards and cardmember services	$ 9,930	$ 8,738	$ 6,563
Marketing and promotion [Member]
Component of Operating Other Cost and Expense [Line Items]
Total marketing, promotion, rewards and cardmember services	2,996	3,147	2,010
Cardmember rewards [Member]
Component of Operating Other Cost and Expense [Line Items]
Total marketing, promotion, rewards and cardmember services	6,218	5,000	4,005
Cardmember services [Member]
Component of Operating Other Cost and Expense [Line Items]
Total marketing, promotion, rewards and cardmember services	$ 716	$ 591	$ 548

Details of Certain Consolidated Statements of Income Lines (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	$ 2,761	$ 2,301	$ 2,131
Fair Value Change Forward Exchange Contract [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense			45
Cumulative Translation Adjustment Benefit [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense			135
Certain Account Reconciliations [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense			59
Occupancy and equipment [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	1,685	1,562	1,619
Communications [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	378	383	414
Mastercard and Visa settlements [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	(562)	(852)	(852)
Other net expenses [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	$ 1,260	$ 1,208	$ 950

Stock Plans (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of Stock Option and RSA Activity
Beginning Balance, Shares	56,963
Granted, shares	1,197
Exercised, shares	(14,813)
Forfeited, shares	(349)
Expired, shares	(541)
Ending Balance, Shares	42,457
Beginning balance, weighted average exercise price	$ 39.54
Granted, weighted average exercise price	$ 44.78
Exercised, weighted average exercise price	$ 33.97
Forfeitures, weighted average exercise price	$ 29.24
Expired, weighted average exercise price	$ 44.9
Ending balance, weighted average exercise price	$ 41.63
Options vested and expected to vest, shares	42,359
Options vested and expected to vest, Weighted Average Exercise Price	$ 41.64
Options exercisable, shares	35,275
Options exercisable, Weighted Average Exercise Price	$ 43.1
Beginning balance, shares	15,074
Granted, shares	4,759
Vested, shares	(4,986)
Forfeited, shares	(851)
Ending balance, shares	13,996
Beginning Balance, Weighted Average Grant Price	$ 28.97
Granted, Weighted Average Grant Price	$ 45.11
Vested, Weighted Average Grant Price	$ 30.74
Forfeited, Weighted Average Grant Price	$ 31.44
Ending Balance, Weighted Average Grant Price	$ 33.69

Stock Plans (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011 Y
Weighted-average remaining contractual life and aggregate intrinsic value of the Company's stock options outstanding, exerciseable, and vested and expected to vest
Weighted-average remaining contractual life, Outstanding	4.7
Aggregate intrinsic value, Outstanding	$ 338,000,000
Weighted-average remaining contractual life, Exercisable	4.2
Aggregate intrinsic value, Exercisable	239
Weighted-average remaining contractual life, Vested and Expected to Vest	4.7
Aggregate intrinsic value, Vested and Expected to Vest	$ 337

Stock Plans (Details 2) (Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Stock Option [Member]
Weighted Average Assumptions Used
Dividend yield	1.60%	1.80%	4.10%
Expected volatility	40.00%	41.00%	36.00%
Risk-free interest rate	2.30%	2.80%	2.10%
Expected life of stock option (in years)	6.2	6.2	4.8
Weighted-average fair value per option	$ 16.21	$ 14.11	$ 4.54

Stock Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 301	$ 287	$ 230
Stock Plans (Textuals) [Abstract]
Total income tax benefit recognized in the income statement for stock-based compensation arrangements	105	100	81
Restricted Stock Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	176	163	135
Stock Plans (Textuals) [Abstract]
Total unrecognized compensation cost	259
Weighted-average remaining vesting period	1.6
Stock Option [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	40	58	55
Stock Plans (Textuals) [Abstract]
Total unrecognized compensation cost	39
Weighted-average remaining vesting period	1.6
Liability Based Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	83	64	38
Performance And Market Based Stock Options [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 2	$ 2	$ 2

Stock Plans (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted-average grant date fair value of RSAs granted	$ 45.11
Stock Plans (Textuals) [Abstract]
Common shares unissued and available for grant	38,000,000	40,000,000	37,000,000
Intrinsic value for options exercised	$ 206	$ 130	$ 11
Cash received from the exercise of stock options	503	619	83
Tax benefit realized from income tax deductions from stock option exercises	60	35	2
Deferred Profit Sharing [Member]
Stock Plans (Textuals) [Abstract]
Aggregate grant date fair value	10.5
Total compensation expense	2.4	2.4	2.4
Chief Executive Officer [Member]
Stock Plans (Textuals) [Abstract]
Non-qualified stock option awards granted to CEO	2,750,000
Chief Executive Officer [Member] | Deferred Bonus [Member]
Stock Plans (Textuals) [Abstract]
Aggregate grant date fair value	33.8
Restricted Stock Awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total fair value of shares vested	221	175	44
Weighted-average grant date fair value of RSAs granted	$ 45.11	$ 38.63	$ 18.04
Liability Based Awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Cash paid upon vesting of PGs	$ 64	$ 64	$ 71

Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net periodic benefit cost
Net periodic pension benefit cost	$ 326	$ 282	$ 168
Defined benefit pension plan cost [Member]
Net periodic benefit cost
Net periodic pension benefit cost	51	40	21
Defined contribution plan cost [Member]
Net periodic benefit cost
Net periodic pension benefit cost	252	217	118
Other postretirement benefit plan cost [Member]
Net periodic benefit cost
Net periodic pension benefit cost	$ 23	$ 25	$ 29

Retirement Plans (Details 1) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Funded Status of Plan
Net funded status, beginning of year	$ (383)	$ (406)
Increase in fair value of plan assets	17	63
Increase in projected benefit obligation	(77)	(40)
Net change	(60)	23
Net funded status, end of year	$ 443	$ (383)

Retirement Plans (Details 2) (Defined benefit pension plan cost [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined benefit pension plan cost [Member]
Defined Benefit plan change in fair value of plan assets
Fair value of plan assets, beginning of year	$ 2,052	$ 1,989
Actual return on plan assets	89	177
Employer contributions	35	50
Benefits paid	(60)	(55)
Settlements	(68)	(81)
Foreign currency exchange rate changes	21	(28)
Net change	17	63
Fair value of plan assets, end of year	$ 2,069	$ 2,052

Retirement Plans (Details 3) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Change in the benefit obligation of pension and other employee benefit plans
Projected benefit obligation, beginning of year	$ 2,435	$ 2,395
Service cost	22	19	14
Interest cost	126	126	127
Benefits paid	(60)	(55)
Actuarial loss	33	66
Settlements	(68)	(81)
Foreign currency exchange rate changes	24	(35)
Net change	77	40
Projected benefit obligation, end of year	$ 2,512	$ 2,435	$ 2,395

Retirement Plans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Net Periodic Benefit Cost that are not yet recognized
Tax impact	$ (233)	$ (226)
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	481	464
Defined benefit pension plan cost [Member]
Net Periodic Benefit Cost that are not yet recognized
Net actuarial loss	690	648
Net prior service cost	(2)	(2)
Total, pretax effect	688	646
Tax impact	(229)	(213)
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	$ 459	$ 433

Retirement Plans (Details 5) (Defined benefit pension plan cost [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Defined benefit pension plan cost [Member]
Net actuarial loss:
Reclassified to earnings from equity	$ (51)
Losses in current year	93
Net actuarial loss, pretax	$ 42

Retirement Plans (Details 6) (Defined benefit pension plan cost [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plan cost [Member]
Accumulated And Projected Benefit Obligations
Accumulated benefit obligation	$ 2,459	$ 2,353
Projected benefit obligation	2,512	2,435	2,395
Schedule of Benefit Obligations in excess of fair value of plan assets
Accumulated benefit obligation	2,418	1,407
Fair value of plan assets	2,028	1,091
Projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligation that exceeds the fair value of plan assets
Projected benefit obligation	2,512	2,435
Fair value of plan assets	$ 2,069	$ 2,052

Retirement Plans (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net periodic benefit cost
Net periodic pension benefit cost	$ 326	$ 282	$ 168
Defined benefit pension plan cost [Member]
Net periodic benefit cost
Service cost	22	19	14
Interest cost	126	126	127
Expected return on plan assets	(148)	(145)	(146)
Amortization of prior service cost	0	(1)	0
Recognized net actuarial loss	36	23	10
Settlements losses	15	18	19
Curtailment losses	0	0	(3)
Net periodic pension benefit cost	$ 51	$ 40	$ 21

Retirement Plans (Details 8) (Defined benefit pension plan cost [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plan cost [Member]
Weighted-average assumptions used to determine defined benefit pension obligation
Discount rates	4.70%	5.30%
Rates of increase in compensation levels	3.70%	4.00%
Weighted-average assumptions used to determine net periodic pension benefit costs
Discount rates	5.00%	5.30%	5.90%
Rates of increase in compensation levels	4.00%	3.60%	3.90%
Expected long-term rates of return on assets	6.90%	6.90%	6.90%

Retirement Plans (Details 9) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Total target asset allocations	100.00%	100.00%
Fair value of plan assets	$ 2,069	$ 2,052	$ 1,989
Equity securities [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, equity securities	15.00%	15.00%
Fair value of plan assets	250	331
Equity securities [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, equity securities	30.00%	30.00%
Fair value of plan assets	644	704
Fixed Income Funds [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, debt securities	30.00%	30.00%
Fair value of plan assets	582	522
Fixed Income Funds [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, debt securities	15.00%	15.00%
Fair value of plan assets	406	318
Balanced Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, other	5.00%	5.00%
Fair value of plan assets	69	65
Cash and Cash Equivalents [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, other	0.00%	0.00%
Fair value of plan assets	12	11
Other Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets, other	5.00%	5.00%
Fair value of plan assets	106	101
Level 1 [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	906	1,046
Level 1 [Member] | Equity securities [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	250	331
Level 1 [Member] | Equity securities [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	644	704
Level 1 [Member] | Fixed Income Funds [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 1 [Member] | Fixed Income Funds [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 1 [Member] | Balanced Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 1 [Member] | Cash and Cash Equivalents [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	12	11
Level 1 [Member] | Other Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 2 [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	1,057	905
Level 2 [Member] | Equity securities [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 2 [Member] | Equity securities [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 2 [Member] | Fixed Income Funds [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	582	522
Level 2 [Member] | Fixed Income Funds [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	406	318
Level 2 [Member] | Balanced Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	69	65
Level 2 [Member] | Cash and Cash Equivalents [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 2 [Member] | Other Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	106	101
Level 3 [Member] | Equity securities [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member] | Equity securities [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member] | Fixed Income Funds [Member] | U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member] | Fixed Income Funds [Member] | Non-U.S. [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member] | Balanced Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member] | Cash and Cash Equivalents [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	0	0
Level 3 [Member] | Other Funds [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Fair value of plan assets	$ 106	$ 101	$ 98

Retirement Plans (Details 10) (Defined benefit pension plan cost [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Level 3 [Member]	Dec. 31, 2010 Level 3 [Member]	Dec. 31, 2011 Other Funds [Member]	Dec. 31, 2010 Other Funds [Member]	Dec. 31, 2011 Other Funds [Member] Level 3 [Member]	Dec. 31, 2010 Other Funds [Member] Level 3 [Member]
Effect of significant unobservable inputs changes in plan assets
Fair value of plan assets, beginning of year	$ 2,069	$ 2,052	$ 1,989	$ 106	$ 101	$ 106	$ 101	$ 101	$ 98
Actual net gains (losses) on plan assets:
Held at the end of the year								12	11
Sold during the year								2	0
Total net gains (losses)								14	11
Net purchases (sales and settlements)								(9)	(8)
Net increase (decrease)								5	3
Fair value of plan assets, end of year	$ 2,069	$ 2,052	$ 1,989	$ 106	$ 101	$ 106	$ 101	$ 106	$ 101

Retirement Plans (Details 11) (Defined benefit pension plan cost [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Defined benefit pension plan cost [Member]
Expected payments
2012	$ 152
2013	155
2014	160
2015	168
2016	182
2017-2021	$ 931

Retirement Plans (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Net Periodic Benefit Cost that are not yet recognized
Tax impact	$ (233)	$ (226)
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	481	464
Other postretirement benefit plan cost [Member]
Net Periodic Benefit Cost that are not yet recognized
Net actuarial loss	35	50
Total, pretax effect	35	50
Tax impact	(13)	(19)
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	$ 22	$ 31

Retirement Plans (Details 13) (Other postretirement benefit plan cost [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other postretirement benefit plan cost [Member]
Net actuarial loss:
Reclassified to earnings from equity	$ (3)
Gains in current year	(5)
Curtailment gain	(5)
Early Retiree Reinsurance Program Subsidy	(2)
Net actuarial loss, pretax	$ (15)

Retirement Plans (Details 14) (Other postretirement benefit plan cost [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other postretirement benefit plan cost [Member]
Change in the projected benefit obligation of pension and other employee benefit plans
Projected benefit obligation, beginning of year	$ 319	$ 324
Service cost	5	6	5
Interest cost	16	17	18
Benefits paid	(18)	(20)
Actuarial (gain) loss	(5)	(8)
Curtailments	(6)	0
Net change	(8)	(5)
Projected benefit obligation, end of year	$ 311	$ 319	$ 324

Retirement Plans (Details 15) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of net periodic pension benefit cost
Net periodic pension benefit cost	$ 326	$ 282	$ 168
Other postretirement benefit plan cost [Member]
Schedule of net periodic pension benefit cost
Service cost	5	6	5
Interest cost	16	17	18
Amortization of prior service cost	0	0	(2)
Recognized net actuarial loss	3	2	2
Curtailment losses	(1)	0	6
Net periodic pension benefit cost	$ 23	$ 25	$ 29

Retirement Plans (Details 16) (Other postretirement benefit plan cost [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other postretirement benefit plan cost [Member]
Weighted-average assumptions used to determine defined benefit pension obligation
Discount rates	4.50%	5.20%
Health care cost increase rate:
Following year	8.00%	8.50%
Decreasing to the year 2018	5.00%	5.00%

Retirement Plans (Details 17) (Other postretirement benefit plan cost [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other postretirement benefit plan cost [Member]
One percentage-point change in assumed health care cost trend rates
Increase (decrease) on benefits earned and interest cost for U.S. plans	$ 1	$ 1
Increase (decrease) on benefits earned and interest cost for U.S. plans	(1)	(1)
Increase (decrease) on postretirement benefit obligation for U.S. plans	13	15
Increase (decrease) on postretirement benefit obligation for U.S. plans	$ (12)	$ (13)

Retirement Plans (Details 18) (Other postretirement benefit plan cost [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Other postretirement benefit plan cost [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans [Abstract]
2012	$ 22
2013	23
2014	23
2015	23
2016	24
2017-2021	$ 118

Retirement Plans (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plan cost [Member]
Retirement Plans (Textuals) [Abstract]
Interest rate of Defined benefit pension plans, Minimum	5.00%
Interest rate of defined benefit pension plans, maximum	10.00%
Net funded status related to the defined benefit pension plans	$ 443	$ (383)	$ (406)
Estimated portion of the net actuarial loss that is expected to be recognized as a component of net periodic pension benefit cost in 2012	65
Net prior service cost that is expected to be recognized as a component of net periodic pension benefit cost	0
Expected contribution in next year	26
Weighted-average discount rate used to determine net periodic benefit cost	5.00%	5.30%	5.90%
Weighted-average assumptions used to determine net periodic pension benefit costs	5 to 15 years
Defined contribution plan cost [Member]
Retirement Plans (Textuals) [Abstract]
Number of shares held of company stock for employees by RSP	11	12
Maximum percentage of total pay that the employee can contribute to the retirement plan	5.00%
Additional annual conversion contributions of total pay that are provided into the RSP	8.00%
Total expense for all defined contribution retirement plans	252	217	118
Other postretirement benefit plan cost [Member]
Retirement Plans (Textuals) [Abstract]
Estimated portion of the net actuarial loss that is expected to be recognized as a component of net periodic pension benefit cost in 2012	0
Expected contribution in next year	$ 22
Weighted-average discount rate used to determine net periodic benefit cost	4.90%	5.40%	6.00%

Significant Credit Concentrations (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Maximum Credit Exposure by Category
On-balance sheet	$ 142	$ 138
Unused lines-of-credit - individuals	238	226
Individuals [Member]
Maximum Credit Exposure by Category
On-balance sheet	92	88
Financial Institutions [Member]
Maximum Credit Exposure by Category
On-balance sheet	28	23
United States Government And Agencies [Member]
Maximum Credit Exposure by Category
On-balance sheet	6	12
Other Concentration [Member]
Maximum Credit Exposure by Category
On-balance sheet	$ 16	$ 15

Significant Credit Concentrations (Details 1) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Card member loans and receivables exposure
On-balance sheet, total	$ 104	$ 98
Total unused-lines-of-credit - individuals	238	226
U.S. [Member]
Card member loans and receivables exposure
On-balance sheet, total	82	77
U.S. [Member] | Individuals [Member]
Card member loans and receivables exposure
Total unused-lines-of-credit - individuals	195	184
Non-U.S. [Member]
Card member loans and receivables exposure
On-balance sheet, total	22	21
Non-U.S. [Member] | Individuals [Member]
Card member loans and receivables exposure
Total unused-lines-of-credit - individuals	$ 43	$ 42

Significant Credit Concentrations (Details Textuals)	12 Months Ended
Dec. 31, 2011
Significant Credit Concentrations (Textuals) [Abstract]
Percentage of worldwide billed business	5.00%
Percentage of worldwide cardmember lending receivables	15.00%

Regulatory Matters and Capital Adequacy (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Regulatory capital ratios
Well capitalized ratios	10.00%	10.00%
Minimum capital ratios	8.00%	8.00%
Leverage capital required, Minimum capital ratios	4.00%	4.00%
Leverage capital required, Well-capitalized ratios	5.00%	5.00%
Risk-based capital required, Well-capitalized ratios	6.00%	6.00%
Risk-based capital required, Minimum capital ratios	4.00%	4.00%
Parent Company [Member]
Regulatory capital ratios
Tier 1 capital	14,881	13,100
Total capital	17,271	15,528
Tier 1 capital ratio	12.30%	11.10%
Total capital ratio	14.30%	13.10%
Tier 1 leverage ratio	10.20%	9.30%
American Express Centurion Bank [Member]
Regulatory capital ratios
Tier 1 capital	6,029	5,771
Total capital	6,431	6,170
Tier 1 capital ratio	18.80%	18.30%
Total capital ratio	20.10%	19.50%
Tier 1 leverage ratio	19.10%	19.40%
American Express Federal Services Bank [Member]
Regulatory capital ratios
Tier 1 capital	6,493	5,586
Total capital	7,363	6,424
Tier 1 capital ratio	17.40%	16.30%
Total capital ratio	19.80%	18.80%
Tier 1 leverage ratio	18.40%	16.10%

Regulatory Matters and Capital Adequacy (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Regulatory Matters And Capital Adequacy (Textuals) [Abstract]
Restricted net assets of subsidiaries	$ 9,400,000,000
American Express Centurion Bank [Member]
Regulatory Matters And Capital Adequacy (Textuals) [Abstract]
Dividends paid from retained earnings to its parent company	1,500,000,000	0	0
American Express Federal Services Bank [Member]
Regulatory Matters And Capital Adequacy (Textuals) [Abstract]
Dividends paid from retained earnings to its parent company	550,000,000	0	0
American Express Centurion And Federal Savings Bank [Member]
Regulatory Matters And Capital Adequacy (Textuals) [Abstract]
Retained Earnings Available For Payment Of Dividends	$ 4,600,000,000	$ 3,600,000,000

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Minimum aggregate rental commitment under all noncancelable operating leases
2012	$ 255
2013	221
2014	201
2015	160
2016	119
Thereafter	1,048
Total	$ 2,004

Commitments and Contingencies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007
Component of Operating Other Cost and Expense [Line Items]
Total rental expense	$ 280,000,000	$ 250,000,000	$ 362,000,000
Aggregate maximum payments received by the company	4,050,000,000
Commitments And Contingencies (Textuals) [Abstract]
Range of possible loss, minimum	0
Range of possible loss, maximum	510,000,000
Contingent Obligations Co Brand Partners	5,300,000,000
Amount of rentals subject to subleasing arrangements	27,000,000
Future minimum payments on capital leases due, in 2012	11,000,000
Future minimum payments on capital leases due, in 2013	11,000,000
Future minimum payments on capital leases due, in 2014	12,000,000
Future minimum payments on capital leases due, in 2015	5,000,000
Future minimum payments on capital leases due, in 2016	5,000,000
Future minimum payments on capital leases due, thereafter	29,000,000
Lease Termination Penalties [Member]
Component of Operating Other Cost and Expense [Line Items]
Total rental expense			36,000,000
Visa [Member]
Component of Operating Other Cost and Expense [Line Items]
Aggregate maximum payments received by the company				1,130,000,000
After tax settlement				700,000,000
Pretax quarterly payments	280,000,000	280,000,000	280,000,000
After tax quarterly payments	172,000,000	172,000,000	172,000,000
Mastercard [Member]
Component of Operating Other Cost and Expense [Line Items]
Pretax quarterly payments	300,000,000	600,000,000	600,000,000
After tax quarterly payments	$ 186,000,000	$ 372,000,000	$ 372,000,000

Reportable Operating Segments and Geographic Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Non-interest revenues									$ 25,321	$ 22,713	$ 21,212
Interest income									6,961	7,292	5,331
Interest expense									2,320	2,423	2,207
Total revenues, net of interest expense	7,742	7,571	7,618	7,031	7,244	6,973	6,805	6,560	29,962	27,582	24,336
Total provision									1,112	2,207	5,313
Pretax income (loss) from continuing operations	1,748	1,711	1,765	1,732	1,477	1,640	1,595	1,252	6,956	5,964	2,841
Income tax provision (benefit)									2,057	1,907	704
Income (loss) from continuing operations	1,192	1,235	1,295	1,177	1,062	1,093	1,017	885	4,899	4,057	2,137
Total equity	18,794				16,230				18,794	16,230	12,637	11,841
Previously Reported Balance [Member]
Segment Reporting Information [Line Items]
Total equity											14,406
U S Card Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									10,648	9,884	9,443
Interest income									5,230	5,390	3,216
Interest expense									807	812	568
Total revenues, net of interest expense									15,071	14,462	12,091
Total provision									687	1,591	3,769
Pretax income (loss) from continuing operations									4,129	3,504	575
Income tax provision (benefit)									1,449	1,279	171
Income (loss) from continuing operations									2,680	2,225	404
Total equity	8,800				7,400				8,800	7,400	6,000
International Card Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									4,361	3,678	3,442
Interest income									1,304	1,393	1,509
Interest expense									426	428	427
Total revenues, net of interest expense									5,239	4,643	4,524
Total provision									268	392	1,211
Pretax income (loss) from continuing operations									762	589	271
Income tax provision (benefit)									39	52	(59)
Income (loss) from continuing operations									723	537	330
Total equity	2,800				2,200				2,800	2,200	2,300
Global Commercial Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									4,880	4,347	3,882
Interest income									9	7	5
Interest expense									264	227	180
Total revenues, net of interest expense									4,625	4,127	3,707
Total provision									76	157	177
Pretax income (loss) from continuing operations									1,075	723	475
Income tax provision (benefit)									337	273	144
Income (loss) from continuing operations									738	450	331
Total equity	3,600				3,700				3,600	3,700	3,700
Global Network And Merchant Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									4,713	4,101	3,586
Interest income									5	4	1
Interest expense									(224)	(200)	(177)
Total revenues, net of interest expense									4,942	4,305	3,764
Total provision									75	61	135
Pretax income (loss) from continuing operations									1,979	1,589	1,449
Income tax provision (benefit)									686	564	510
Income (loss) from continuing operations									1,293	1,025	939
Total equity	2,000				1,900				2,000	1,900	1,400
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									719	703	859
Interest income									413	498	600
Interest expense									1,047	1,156	1,209
Total revenues, net of interest expense									85	45	250
Total provision									6	6	21
Pretax income (loss) from continuing operations									(989)	(441)	71
Income tax provision (benefit)									(454)	(261)	(62)
Income (loss) from continuing operations									(535)	(180)	133
Total equity	$ 1,800				$ 1,000				$ 1,800	$ 1,000	$ 1,000

Reportable Operating Segements and Geographic Operations (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense	$ 7,742	$ 7,571	$ 7,618	$ 7,031	$ 7,244	$ 6,973	$ 6,805	$ 6,560	$ 29,962	$ 27,582	$ 24,336
Pretax income (loss) from continuing operations	1,748	1,711	1,765	1,732	1,477	1,640	1,595	1,252	6,956	5,964	2,841
United States Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									21,254	19,976	17,328
Pretax income (loss) from continuing operations									6,971	6,137	3,194
EMEA Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									3,551	3,132	3,152
Pretax income (loss) from continuing operations									620	444	319
JAPA Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									3,071	2,630	2,229
Pretax income (loss) from continuing operations									430	273	187
LACC Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									2,706	2,451	2,314
Pretax income (loss) from continuing operations									583	469	276
Other Unallocated [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									(620)	(607)	(687)
Pretax income (loss) from continuing operations									$ (1,648)	$ (1,359)	$ (1,135)

Parent Company (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non-interest revenues
Gain on sale of securities									$ 16	$ (5)	$ 225
Other revenue									2,164	1,927	2,090
Total non-interest revenues									25,321	22,713	21,212
Interest income									6,961	7,292	5,331
Interest expense									(2,320)	(2,423)	(2,207)
Expenses
Salaries and employee benefits									6,252	5,566	5,080
Other									2,761	2,301	2,131
Total									21,894	19,411	16,182
Pretax loss	1,748	1,711	1,765	1,732	1,477	1,640	1,595	1,252	6,956	5,964	2,841
Income tax provision									2,057	1,907	704
Income from continuing operations	1,192	1,235	1,295	1,177	1,062	1,093	1,017	885	4,899	4,057	2,137
Income (loss) from discontinued operations, net of tax	0	0	(36)	0	0	0	0	0	(36)	0	7
Net income	1,192	1,235	1,331	1,177	1,062	1,093	1,017	885	4,935	4,057	2,130
Parent Company [Member]
Non-interest revenues
Gain on sale of securities									15	0	211
Other revenue									3	8	4
Total non-interest revenues									18	8	215
Interest income									142	136	142
Interest expense									633	638	562
Total revenues net of interest expense									(473)	(494)	(205)
Expenses
Salaries and employee benefits									173	153	111
Other									186	117	161
Total									359	270	272
Pretax loss									(832)	(764)	(477)
Income tax provision									(346)	(292)	(164)
Net loss before equity in net income of subsidiaries and affiliates									(486)	(472)	(313)
Equity in net income of subsidiaries and affiliates									5,385	4,529	2,450
Income from continuing operations									4,899	4,057	2,137
Income (loss) from discontinued operations, net of tax									(36)	0	7
Net income									$ 4,935	$ 4,057	$ 2,130

Parent Company (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and cash equivalents	$ 24,893	$ 16,356	$ 16,599	$ 21,654
Investment securities	7,147	14,010
Accounts receivable, less reserves	40,452	36,880
Premises and equipment - at cost, less accumulated depreciation	3,367	2,905
Other assets	12,655	15,368
Total assets	153,337	146,689
Liabilities and Shareholders' Equity
Long-term debt (includes debt issued by consolidated variable interest entities)	59,570	66,416
Total liabilities	134,543	130,459
Stockholders' Equity Attributable to Parent [Abstract]
Common shares	232	238
Additional paid-in capital	12,217	11,937
Retained earnings	7,221	4,972
Accumulated other comprehensive loss	(876)	(917)
Total shareholders equity	18,794	16,230	12,637	11,841
Total liabilities and shareholders equity	153,337	146,689
Parent Company Details (Textuals) [Abstract]
Premises and equipment, accumulated depreciation	4,747	4,483
Parent Company [Member]
Assets
Cash and cash equivalents	6,914	5,267	5,679	3
Investment securities	360	475
Equity in net assets of subsidiaries and affiliates of continuing operations	17,374	15,603
Accounts receivable, less reserves	53	831
Premises and equipment - at cost, less accumulated depreciation	96	73
Loans to affiliates	5,132	4,942
Due from subsidiaries	1,363	1,196
Other assets	769	458
Total assets	32,061	28,845
Liabilities and Shareholders' Equity
Accounts payable and other liabilities	1,466	1,366
Due to affiliates	823	911
Short-term affiliate debt	895	0
Long-term debt (includes debt issued by consolidated variable interest entities)	10,083	10,338
Total liabilities	13,267	12,615
Stockholders' Equity Attributable to Parent [Abstract]
Common shares	232	238
Additional paid-in capital	12,217	11,937
Retained earnings	7,221	4,972
Accumulated other comprehensive loss	(876)	(917)
Total shareholders equity	18,794	16,230
Total liabilities and shareholders equity	32,061	28,845
Parent Company Details (Textuals) [Abstract]
Premises and equipment, accumulated depreciation	$ 44	$ 41

Parent Company (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income	$ 1,192	$ 1,235	$ 1,331	$ 1,177	$ 1,062	$ 1,093	$ 1,017	$ 885	$ 4,935	$ 4,057	$ 2,130
Equity in net (income) loss of subsidiaries and affiliates:
Income (loss) from discontinued operations, net of tax	0	0	(36)	0	0	0	0	0	(36)	0	7
Gain on sale of securities									(16)	5	(225)
Net cash provided by operating activities									10,475	8,935	6,337
Cash Flows from Investing Activities
Purchase of premises and equipment, net of sales									(1,189)	(878)	(722)
Purchase of investments									(1,158)	(7,804)	(13,719)
Net cash provided by (used in) investing activities									(491)	(1,229)	(6,752)
Cash Flows from Financing Activities
Issuance of debt									13,982	5,918	6,697
Principal payments on long-term debt									(21,029)	(17,670)	(15,197)
Issuance of American Express Series A preferred shares and warrants									0	0	3,389
Issuance of American Express common shares and other									594	663	614
Repurchase of American Express Series A preferred shares									0	0	(3,389)
Repurchase of American Express stock warrants									0	0	(340)
Repurchase of American Express common shares									(2,300)	(590)	0
Dividends paid									(861)	(867)	(924)
Net cash used in financing activities									(1,384)	(8,084)	(4,647)
Net increase (decrease) in cash and cash equivalents									8,537	(243)	(5,055)
Cash and cash equivalents at beginning of year				16,356				16,599	16,356	16,599	21,654
Cash and cash equivalents at end of year	24,893				16,356				24,893	16,356	16,599
Parent Company [Member]
Cash Flows from Operating Activities
Net income									4,935	4,057	2,130
Equity in net (income) loss of subsidiaries and affiliates:
Continuing operations									(5,385)	(4,530)	(2,450)
Income (loss) from discontinued operations, net of tax									(36)	0	7
Dividends received from subsidiaries and affiliates									3,773	1,999	1,103
Gain on sale of securities									(15)	0	(211)
Other operating activities, primarily with subsidiaries									671	(39)	246
Net cash provided by operating activities									3,943	1,487	825
Cash Flows from Investing Activities
Sale/redemption of investments									20	9	361
Purchase of premises and equipment, net of sales									(35)	(32)	(20)
Loans to affiliates									(189)	(1,064)	2,665
Purchase of investments									(2)	(3)	0
Investments in affiliates									(18)	0	0
Net cash provided by (used in) investing activities									(224)	(1,090)	3,006
Cash Flows from Financing Activities
Issuance of debt									0	0	3,000
Principal payments on long-term debt									(400)	0	(505)
Short-term affiliate debt									(895)	0	0
Long-term affiliate debt									0	(15)	0
Issuance of American Express Series A preferred shares and warrants									0	0	3,389
Issuance of American Express common shares and other									594	663	614
Repurchase of American Express Series A preferred shares									0	0	(3,389)
Repurchase of American Express stock warrants									0	0	(340)
Repurchase of American Express common shares									(2,300)	(590)	0
Dividends paid									(861)	(867)	(924)
Net cash used in financing activities									(2,072)	(809)	1,845
Net increase (decrease) in cash and cash equivalents									1,647	(412)	5,676
Cash and cash equivalents at beginning of year				5,267				5,679	5,267	5,679	3
Cash and cash equivalents at end of year	$ 6,914				$ 5,267				$ 6,914	$ 5,267	$ 5,679

Parent Company (Details Textuals) (Parent Company [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Parent Company [Member]
Parent Company Details (Textuals) [Abstract]
Guarantees of indebtedness	$ 40
Lines of credit drawn down	$ 0

Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Disclosure of quarterly financial data
Total revenues, net of interest expense	$ 7,742,000,000	$ 7,571,000,000	$ 7,618,000,000	$ 7,031,000,000	$ 7,244,000,000	$ 6,973,000,000	$ 6,805,000,000	$ 6,560,000,000	$ 29,962,000,000		$ 27,582,000,000		$ 24,336,000,000
Pretax income (loss) from continuing operations	1,748,000,000	1,711,000,000	1,765,000,000	1,732,000,000	1,477,000,000	1,640,000,000	1,595,000,000	1,252,000,000	6,956,000,000		5,964,000,000		2,841,000,000
Income (loss) from continuing operations	1,192,000,000	1,235,000,000	1,295,000,000	1,177,000,000	1,062,000,000	1,093,000,000	1,017,000,000	885,000,000	4,899,000,000		4,057,000,000		2,137,000,000
Loss from discontinued operations, net of tax	0	0	36,000,000	0	0	0	0	0	36,000,000		0		(7,000,000)
Net income	1,192,000,000	1,235,000,000	1,331,000,000	1,177,000,000	1,062,000,000	1,093,000,000	1,017,000,000	885,000,000	4,935,000,000		4,057,000,000		2,130,000,000
Earnings per Common Share Basic: (Note 18)
Continuing operations	$ 1.02	$ 1.04	$ 1.08	$ 0.98	$ 0.88	$ 0.91	$ 0.84	$ 0.74	$ 4.11	[1]	$ 3.37	[1]	$ 1.55	[1]
Discontinued operations	$ 0	$ 0	$ 0.03	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.03		$ 0		$ (0.01)
Net income	$ 1.02	$ 1.04	$ 1.11	$ 0.98	$ 0.88	$ 0.91	$ 0.84	$ 0.74	$ 4.14	[1]	$ 3.37	[1]	$ 1.54	[1]
Earnings per Common Share Diluted: (Note 18)
Continuing operations	$ 1.01	$ 1.03	$ 1.07	$ 0.97	$ 0.88	$ 0.9	$ 0.84	$ 0.73	$ 4.09	[1]	$ 3.35	[1]	$ 1.54	[1]
Loss from discontinued operations, net of tax	$ 0	$ 0	$ 0.03	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.03		$ 0		$ 0
Net income	$ 1.01	$ 1.03	$ 1.1	$ 0.97	$ 0.88	$ 0.9	$ 0.84	$ 0.73	$ 4.12	[1]	$ 3.35	[1]	$ 1.54	[1]
Cash dividends declared per common share	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.72		$ 0.72		$ 0.72
Common share price:
High	52.35	53.8	51.97	46.93	46.78	45.68	49.19	43.25
Low	41.3	42.03	45.1	42.19	37.33	38.42	37.13	36.6
Restructuring Reserve By Type Of Restructuring [Line Items]
Restructuring charges									$ 119,000,000		$ 96,000,000		$ 185,000,000

[1]	Represents income from continuing operations or net income, as applicable, less (i) accelerated preferred dividend accretion of $212 million for the year ended December 31, 2009 due to the repurchase of $3.39 billion of preferred shares issued as part of the Capital Purchase Program, (ii) preferred share dividends and related accretion of $94 million for the year ended December 31, 2009 and (iii) earnings allocated to participating share awards and other items of $58 million, $51 million and $22 million for the years ended December 31, 2011, 2010 and 2009, respectively.